UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

2004 ANNUAL REPORT TO SHAREHOLDERS    |    DECEMBER 31, 2004

Item 1. Reports to Stockholders.

BARCLAYS GLOBAL INVESTORS funds

BOND INDEX FUND

MONEY MARKET FUND

S&P 500 STOCK FUND

Management’s Discussion of Fund Performance

Bond Index Fund

Performance as of 12/31/04

Average Annual Total Returns

Bond Index Fund	One-Year	4.05%
	Five-Year	7.64%
	Ten-Year	7.43%

Average annual total return represents the Bond Index Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund. The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”). For the 12 months ended December 31, 2004 (the “reporting period”), the Fund returned 4.05% and the Index returned 4.34%.

Bond markets defied many economists’ expectations in 2004, logging gains for the fifth straight year. As economic conditions improved during the reporting period, the Federal Reserve Board (the “Fed”) reversed course on the federal funds rate. Beginning at its June 30 meeting, the Fed raised the rate five times by the end of the reporting period, raising it from 1.00% to 2.25%. Despite this rise, rates for intermediate- and long-term bonds declined during the reporting period. This was largely due to foreign investment, particularly by some Asian central banks that bought U.S. Treasury bonds in an effort to help support the U.S. dollar’s value relative to their own currencies. The result of rising short-term rates and declining longer-term rates was a flattening yield curve.

1

Bond Index Fund

Management’s Discussion of Fund Performance (Continued)

The Index is comprised of U.S. Government securities and investment grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a sample of these securities. Because of the flattening yield curve over the course of the reporting period, intermediate- and long-term bonds outperformed short-term paper for the reporting period. Improving economic conditions also helped corporate bonds to outperform other sectors, as credit quality benefited from the improving economic climate. Mortgage-backed securities also continued to perform well, as the ongoing low-interest rate environment continued to support housing activity.

The Bond Index Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

2

Management’s Discussion of Fund Performance

S&P 500 Stock Fund

Performance as of 12/31/04

Average Annual Total Returns

S&P 500 Stock Fund	One-Year	10.67%
	Five-Year	(2.51)%
	Ten-Year	11.81%

Average annual total return represents the S&P 500 Stock Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard & Poor’s 500 Index (the “Index”). For the 12 months ended December 31, 2004 (the “reporting period”), the Fund returned 10.67% and the Index returned 10.88%.

Equity markets generally posted gains during the reporting period. As the reporting period opened, unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of economic recovery, in turn dampening investor confidence. Continued geopolitical concerns also weighed on investor sentiment. As the reporting period progressed, the economic picture changed. In early April, employment data for March came in stronger than expected. May and June brought upward revisions to labor figures, suggesting that the “jobless recovery” might no longer be jobless. As economic indicators improved, concerns about sluggish economic growth were replaced with worries about inflation. Uncertainty surrounding the upcoming presidential election also appeared to

3

S&P 500 Stock Fund

Management’s Discussion of Fund Performance (Continued)

compound investor pessimism, and, by mid-October, the Index posted a loss for the year. During the last two months of the year, however, markets appeared to shrug off uncertainties to deliver positive returns for the year. During the reporting period, the Federal Reserve Board raised its federal funds interest rate for the first time in four years. The rate increased five times over the course of the reporting period, overall from 1.00% to 2.25%.

The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The weightings of stocks in the Index are based on each stock’s relative total market capitalization. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index.

During the reporting period, the best performing sector in the Index was energy, which benefited from higher oil prices during the reporting period. Utilities and telecommunications services both posted healthy gains, as did industrials and consumer discretionary. Health care was the worst performing sector, although it did manage to finish the reporting period with a slight gain.

Among the Fund’s ten largest holdings as of December 31, 2004, oil giant Exxon Mobil Corp. posted the strongest gains for the reporting period, due in part to higher oil prices. Pharmaceutical company Johnson & Johnson also performed well, as did the Fund’s largest holding General Electric Co. Among financial stocks, Bank of America Corp. gained, while American International Group Inc. posted a slight decline. Pharmaceutical company Pfizer Inc. posted the steepest decline among the Fund’s ten largest holdings for the reporting period.

The S&P 500 Stock Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2004)	Ending Account Value (December 31, 2004)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2004)
Bond Index
Actual	$1,000.00	$1,039.80	0.23%	$1.18
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.23	1.17
Money Market
Actual	1,000.00	1,007.00	0.33	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.46	0.33	1.70
S&P 500 Stock
Actual	1,000.00	1,071.10	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.20	1.02

†	This ratio includes each Fund’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Bond Index Fund	Money Market Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$216,686,069	$190,348,774	$440,993,279
Receivables:
Capital shares sold	489,957	—	514,502

Total Assets	217,176,026	190,348,774	441,507,781

LIABILITIES
Payables:
Capital shares redeemed	109,272	—	1,014,712
Distribution to shareholders	—	363,355	—
Administration fees (Note 2)	53,425	111,586	128,226

Total Liabilities	162,697	474,941	1,142,938

NET ASSETS	$217,013,329	$189,873,833	$440,364,843

Net assets consist of:
Paid-in capital	$224,143,996	$189,900,097	$747,259,524
Undistributed (distributions in excess of) net investment income	—	—	1,991,818
Undistributed net realized gain (accumulated net realized loss)	16,839	(26,264)	(157,661,732)
Net unrealized depreciation	(7,147,506)	—	(151,224,767)

NET ASSETS	$217,013,329	$189,873,833	$440,364,843

Shares outstanding	21,863,999	189,873,188	3,017,219

Net asset value and offering price per share	$9.93	$1.00	$145.95

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	Bond Index Fund	Money Market Fund		S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$—		$16,963,955
Interest	8,347,664	2,320,797		386,111
Expenses	(146,025)	(67,288	)(a)	(475,466)

Net investment income allocated from corresponding Master Portfolio	8,201,639	2,253,509		16,874,600

FUND EXPENSES (Note 2)
Administration fees	273,726	539,349		1,425,243

Total fund expenses	273,726	539,349		1,425,243
Less administration fees waived	—	(16,934)		—

Net fund expenses	273,726	522,415		1,425,243

Net investment income	7,927,913	1,731,094		15,449,357

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	8,118,035	(136)		370,773,395
Net change in unrealized appreciation (depreciation)	(8,693,681)	—		(304,907,533)

Net realized and unrealized gain (loss)	(575,646)	(136)		65,865,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,352,267	$1,730,958		$81,315,219

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $86,938.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		Money Market Fund
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,927,913	$3,097,259	$1,731,094	$93,786
Net realized gain (loss)	8,118,035	320,777	(136)	396
Net change in unrealized appreciation (depreciation)	(8,693,681)	(627,984)	—	—

Net increase in net assets resulting from operations	7,352,267	2,790,052	1,730,958	94,182

Distributions to shareholders:
From net investment income	(8,963,990)	(3,787,131)	(1,731,094)	(93,786)
From net realized gain	—	—	—	(396)

Total distributions to shareholders	(8,963,990)	(3,787,131)	(1,731,094)	(94,182)

Capital share transactions:
Proceeds from shares sold	84,630,911	139,970,072	877,010,295	108,099,364
Net asset value of shares issued in reinvestment of dividends and distributions	7,550,832	3,039,571	14,113	53,624
Cost of shares redeemed	(51,773,654)	(60,076,266)	(690,103,877)	(159,569,555)

Net increase (decrease) in net assets resulting from capital share transactions	40,408,089	82,933,377	186,920,531	(51,416,567)

Increase (decrease) in net assets	38,796,366	81,936,298	186,920,395	(51,416,567)

NET ASSETS:
Beginning of year	178,216,963	96,280,665	2,953,438	54,370,005

End of year	$217,013,329	$178,216,963	$189,873,833	$2,953,438

Distributions in excess of net investment income included in net assets at end of year	$—	$(745,128)	$—	$(396)

SHARES ISSUED AND REDEEMED:
Shares sold	8,497,466	13,939,062	877,010,295	108,099,364
Shares issued in reinvestment of dividends and distributions	758,903	300,453	14,113	53,624
Shares redeemed	(5,181,715)	(5,945,931)	(690,103,877)	(159,569,555)

Net increase (decrease) in shares outstanding	4,074,654	8,293,584	186,920,531	(51,416,567)

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	S&P 500 Stock Fund
	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,449,357	$17,089,865
Net realized gain	370,773,395	31,922,562
Net change in unrealized appreciation (depreciation)	(304,907,533)	223,935,674

Net increase in net assets resulting from operations	81,315,219	272,948,101

Distributions to shareholders:
From net investment income	(15,357,653)	(17,044,260)

Total distributions to shareholders	(15,357,653)	(17,044,260)

Capital share transactions:
Proceeds from shares sold	248,024,277	628,023,576
Net asset value of shares issued in reinvestment of dividends and distributions	12,060,898	16,163,297
Cost of shares redeemed	(1,280,290,918)	(450,976,285)

Net increase (decrease) in net assets resulting from capital share transactions	(1,020,205,743)	193,210,588

Increase (decrease) in net assets	(954,248,177)	449,114,429

NET ASSETS:
Beginning of year	1,394,613,020	945,498,591

End of year	$440,364,843	$1,394,613,020

Undistributed net investment income included in net assets at end of year	$1,991,818	$2,072,457

SHARES ISSUED AND REDEEMED:
Shares sold	1,807,245	5,432,521
Shares issued in reinvestment of dividends and distributions	87,816	141,171
Shares redeemed	(9,228,142)	(4,083,462)

Net increase (decrease) in shares outstanding	(7,333,081)	1,490,230

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of year	$10.02	$10.14		$9.76	$9.54		$9.15

Income from investment operations:
Net investment income	0.45	0.52		0.58	0.53	(c)	0.63
Net realized and unrealized gain (loss)	(0.05)	(0.13)		0.36	0.29	(c)	0.40

Total from investment operations	0.40	0.39		0.94	0.82		1.03

Less distributions from:
Net investment income	(0.49)	(0.51)		(0.56)	(0.60)		(0.64)

Total distributions	(0.49)	(0.51)		(0.56)	(0.60)		(0.64)

Net asset value, end of year	$9.93	$10.02		$10.14	$9.76		$9.54

Total return	4.05%	3.92%		9.90%	8.80%		11.76%

Ratios/Supplemental data:
Net assets, end of year (000s)	$217,013	$178,217		$96,281	$82,923		$69,051
Ratio of expenses to average net assets(a)	0.23%	0.23%		0.23%	0.23%		0.23%
Ratio of net investment income to average net assets(a)	4.34%	4.09%		5.12%	5.85	%(c)	6.59%
Portfolio turnover rate(b)	148%	67%		118%	53%		52%

	Money Market Fund
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.01	0.01		0.01	0.04		0.06
Net realized and unrealized gain (loss)	0.00 (d)	0.00	(d)	0.00 (d)	0.00	(d)	(0.00	)(d)

Total from investment operations	0.01	0.01		0.01	0.04		0.06

Less distributions from:
Net investment income	(0.01)	(0.01)		(0.01)	(0.04)		(0.06)
Net realized gain	—	(0.00	)(d)	—	—		—

Total distributions	(0.01)	(0.01)		(0.01)	(0.04)		(0.06)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total return	1.05%	0.81%		1.49%	3.88%		6.17%

Ratios/Supplemental data:
Net assets, end of year (000s)	$189,874	$2,953		$54,370	$80,918		$73,435
Ratio of expenses to average net assets(a)	0.38%	0.45%		0.45%	0.45%		0.45%
Ratio of expenses to average net assets prior to waived fees(a)	0.45%	n/a		n/a	n/a		n/a
Ratio of net investment income to average net assets(a)	1.12%	0.90%		1.51%	3.80%		5.94%
Ratio of net investment income to average net assets prior to waived fees(a)	1.05%	n/a		n/a	n/a		n/a

(a)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.
(c)	Effective January 1, 2001, the Bond Index Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change on the Bond Index Fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain (loss) per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.23% to 5.85%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(d)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002	Year ended Dec. 31, 2001 (c)	Year ended Dec. 31, 2000 (c)
Net asset value, beginning of year	$134.74	$106.71	$139.28	$170.64	$216.24

Income from investment operations:
Net investment income	3.51	1.86	0.48	1.76	2.32
Net realized and unrealized gain (loss)	10.69	28.06	(32.63)	(22.96)	(22.08)

Total from investment operations	14.20	29.92	(32.15)	(21.20)	(19.76)

Less distributions from:
Net investment income	(2.99)	(1.89)	(0.40)	(1.76)	(2.32)
Net realized gain	—	—	(0.02)	(8.40)	(23.52)

Total distributions	(2.99)	(1.89)	(0.42)	(10.16)	(25.84)

Net asset value, end of year	$145.95	$134.74	$106.71	$139.28	$170.64

Total return	10.67%	28.37%	(22.20)%	(12.11)%	(9.34)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$440,365	$1,394,613	$945,499	$1,420,520	$1,871,741
Ratio of expenses to average net assets(a)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets(a)	1.63%	1.59%	1.41%	1.15%	1.07%
Portfolio turnover rate(b)	14%	8%	12%	9%	10%

(a)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.
(c)	Per share amounts have been restated to reflect a 0.125 reverse stock split on December 3, 2002.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2004, the Trust offered the following diversified funds: the Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99%, 3.44% and 18.32% for the Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of December 31, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Money Market Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. For each Fund, distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2004, the tax-year end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Bond Index	$—	$(5,125,297)	$(2,005,370)	$(7,130,667)
Money Market	—	—	(26,264)	(26,264)
S&P 500 Stock	1,959,954	(226,603,795)	(82,250,840)	(306,894,681)

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

Fund	2004	2003
Bond Index
Distributions paid from:
Ordinary income	$8,963,990	$3,787,131

Total distributions	$8,963,990	$3,787,131

Money Market
Distributions paid from:
Ordinary income	$1,731,094	$94,182

Total distributions	$1,731,094	$94,182

S&P 500 Stock
Distributions paid from:
Ordinary income	$15,357,653	$17,044,260

Total distributions	$15,357,653	$17,044,260

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2004.

The Funds had tax basis net capital loss carryforwards as of December 31, 2004, the tax year-end of the Funds, as follows:

Fund	Expiring 2005	Expiring 2008	Expiring 2010	Expiring 2011	Expiring 2012	Total
Bond Index	$—	$1,845,447	$—	$159,923	$—	$2,005,370
Money Market	26,128	—	—	—	133	26,261
S&P 500 Stock	—	—	72,553,461	—	1,601,227	74,154,688

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

From November 1, 2004 to December 31, 2004, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, the Money Market Fund and the S&P 500 Stock Fund have elected to defer these losses of $3 and $8,096,152, respectively, and treat them as arising in the year ending December 31, 2005.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services an annual fee of 0.15%, 0.35% and 0.15% of the average daily net assets from the Bond Index, Money Market and S&P 500 Stock Funds, respectively. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly have a favorable impact on its performance. For the year ended December 31, 2004, BGI waived administration fees of $16,934 for the Money Market Fund.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Fund, Money Market Fund and S&P 500 Stock Fund, each a series of Barclays Global Investors Funds (the “Funds”), at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Funds at December 31, 2000 and for the year then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION — UNAUDITED

For corporate shareholders, 74.81% of the income dividends paid by the S&P 500 Stock Fund during the year ended December 31, 2004 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the S&P 500 Stock Fund hereby designates a maximum amount of $14,999,820 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2004.

In January 2005, shareholders should have received Form 1099-DIV which includes their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of MIP; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non-profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of MIP; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of MIP.

Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkeley: Hass School of Business; Sylvan Coleman Professor of Finance; Member, Council on Foreign Relations.	Trustee of MIP; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust (since 2001).

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of MIP; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 23.60%

AEROSPACE & DEFENSE – 0.33%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$108,581
Northrop Grumman Corp.
7.75%, 03/01/16	200,000	245,732
Raytheon Co.
7.38%, 07/15/25	250,000	259,316
United Technologies Corp.
6.10%, 05/15/12	100,000	110,032

		723,661

AGRICULTURE – 0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	108,355

		108,355

AIRLINES – 0.09%
Continental Airlines Inc.
6.65%, 09/15/17	211,455	205,387

		205,387

AUTO MANUFACTURERS – 0.70%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	389,556
8.50%, 01/18/31	150,000	187,418
Ford Motor Co.
6.63%, 10/01/28	275,000	256,506
General Motors Corp.
7.20%, 01/15/11(1)	525,000	538,462
8.38%, 07/15/33(1)	150,000	155,412

		1,527,354

BANKS – 2.35%
Abbey National PLC
7.95%, 10/26/29	100,000	128,968
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	174,810
Bank of America Corp.
6.25%, 04/01/08	250,000	268,784
7.13%, 09/15/06	200,000	212,206
Bank One Corp.
3.70%, 01/15/08	150,000	150,002
5.90%, 11/15/11	250,000	268,933
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	114,668
HSBC Holdings PLC
5.25%, 12/12/12	350,000	362,833
KFW International Finance Inc.
3.25%, 03/30/09	500,000	491,047
4.75%, 01/24/07	150,000	154,673
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	98,516
Mellon Funding Corp.
6.38%, 02/15/10(1)	150,000	163,279
NationsBank Corp.
7.75%, 08/15/15	250,000	300,139
Oesterreichische Kontrollbank AG
5.50%, 01/20/06	150,000	153,727
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	252,526
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	229,306
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	155,130
Swiss Bank Corp.
7.00%, 10/15/15	150,000	174,265
US Bank N.A.
6.38%, 08/01/11	250,000	277,638
Wachovia Corp.
4.95%, 11/01/06	200,000	205,569
5.25%, 08/01/14	200,000	204,981
Wells Fargo & Co.
5.13%, 02/15/07	250,000	258,617
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	290,376

		5,090,993

BEVERAGES – 0.28%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	199,984
Bottling Group LLC
4.63%, 11/15/12	100,000	101,561
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	165,170
8.50%, 02/01/22	100,000	133,336

		600,051

BUILDING MATERIALS – 0.10%
Masco Corp.
5.88%, 07/15/12	200,000	214,339

		214,339

CHEMICALS – 0.23%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	155,486
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	109,255
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	112,793
Eastman Chemical Co.
7.00%, 04/15/12	100,000	113,971

		491,505

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL SERVICES – 0.05%
Cendant Corp.
6.25%, 03/15/10	$100,000	$108,224

		108,224

COMPUTERS – 0.31%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	156,430
International Business Machines Corp.
4.75%, 11/29/12	250,000	255,268
4.88%, 10/01/06	250,000	256,707

		668,405

COSMETICS & PERSONAL CARE – 0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	281,319

		281,319

DIVERSIFIED FINANCIAL SERVICES – 7.82%
American Express Co.
3.75%, 11/20/07	100,000	100,493
American General Finance Corp.
5.38%, 10/01/12	100,000	103,671
AXA Financial Inc.
7.75%, 08/01/10	150,000	174,874
Bear Stearns Companies Inc.
5.70%, 01/15/07	100,000	104,122
5.70%, 11/15/14	200,000	211,239
Boeing Capital Corp.
5.65%, 05/15/06	75,000	77,337
Capital One Bank
6.88%, 02/01/06	250,000	259,345
CIT Group Inc.
7.75%, 04/02/12	150,000	177,556
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,965,967
Citigroup Inc.
5.00%, 09/15/14(2)	177,000	177,854
5.63%, 08/27/12	100,000	106,494
6.00%, 02/21/12	150,000	164,097
6.63%, 06/15/32	100,000	112,001
6.75%, 12/01/05	500,000	515,967
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	208,625
Credit Suisse First Boston
5.50%, 08/15/13	100,000	104,714
5.75%, 04/15/07	200,000	209,631
6.50%, 01/15/12	150,000	166,947
First Union National Bank
7.74%, 05/17/32	1,127,146	1,224,405
Ford Motor Credit Co.
6.88%, 02/01/06	200,000	206,040
7.25%, 10/25/11	350,000	375,349
7.88%, 06/15/10	250,000	275,440
General Electric Capital Corp.
5.38%, 03/15/07	500,000	519,371
6.50%, 12/10/07	800,000	862,054
6.75%, 03/15/32	250,000	292,613
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,069,790
6.13%, 09/15/06	150,000	153,777
6.88%, 09/15/11	200,000	204,959
7.25%, 03/02/11	150,000	157,044
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	202,514
6.13%, 02/15/33	200,000	207,774
6.60%, 01/15/12	325,000	362,713
Household Finance Corp.
5.75%, 01/30/07	200,000	208,772
6.50%, 11/15/08	375,000	407,841
8.00%, 07/15/10	250,000	294,234
John Deere Capital Corp.
7.00%, 03/15/12	150,000	172,944
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	374,256
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	155,939
6.75%, 02/01/11	250,000	280,852
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	151,035
4.80%, 03/13/14	150,000	147,954
7.63%, 06/01/06	300,000	317,678
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	156,666
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	349,050
5.45%, 07/15/14	200,000	206,905
7.00%, 01/15/07	200,000	213,237
Morgan Stanley
4.75%, 04/01/14	200,000	194,882
5.80%, 04/01/07	150,000	157,256
6.02%, 02/15/33	238,395	241,249
8.00%, 06/15/10	250,000	295,106
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	230,841
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	563,667
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	406,192
SLM Corp.
5.13%, 08/27/12	350,000	359,859

		16,941,192

ELECTRIC – 1.12%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	110,019

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
ELECTRIC (Continued)
Alabama Power Co. Series Q
5.50%, 10/15/17	$100,000	$104,028
Arizona Public Service Co.
6.50%, 03/01/12	100,000	111,163
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	105,943
Constellation Energy Group
7.60%, 04/01/32	100,000	120,953
Consumers Energy Co.
5.00%, 02/15/12(2)	150,000	152,695
Dominion Resources Inc.
8.13%, 06/15/10	150,000	176,555
DTE Energy Co.
7.05%, 06/01/11	150,000	169,852
Florida Power & Light Co.
5.63%, 04/01/34	100,000	102,476
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	99,008
NiSource Finance Corp.
7.88%, 11/15/10	100,000	117,558
Northern States Power Co.
8.00%, 08/28/12	100,000	121,872
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	165,431
Ontario Hydro Canada
7.45%, 03/31/13	150,000	179,964
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	103,862
PECO Energy Co.
3.50%, 05/01/08	100,000	99,293
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	110,497
Progress Energy Inc.
7.75%, 03/01/31	100,000	120,014
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	103,434
Wisconsin Energy Corp.
5.88%, 04/01/06	45,000	46,504

		2,421,121

ELECTRICAL COMPONENTS & EQUIPMENT – 0.09%
Emerson Electric Co.
4.50%, 05/01/13	200,000	198,210

		198,210

ENVIRONMENTAL CONTROL – 0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	112,790

		112,790

FOOD – 0.95%
Albertson’s Inc.
7.45%, 08/01/29	100,000	117,211
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	193,912
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	156,180
7.00%, 10/01/28	200,000	232,707
Fred Meyer Inc.
7.45%, 03/01/08	250,000	275,634
General Mills Inc.
5.13%, 02/15/07	150,000	154,008
Kellogg Co.
6.60%, 04/01/11	250,000	280,056
Kraft Foods Inc.
5.63%, 11/01/11	150,000	158,841
Safeway Inc.
7.50%, 09/15/09	285,000	322,172
SUPERVALU Inc.
7.88%, 08/01/09	150,000	172,014

		2,062,735

FOREST PRODUCTS & PAPER – 0.36%
International Paper Co.
6.75%, 09/01/11	200,000	224,227
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	113,067
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	450,733

		788,027

GAS – 0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	176,104

		176,104

HEALTH CARE – PRODUCTS – 0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	189,495

		189,495

HEALTH CARE – SERVICES – 0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	113,208
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	98,394

		211,602

INSURANCE – 0.55%
Allstate Corp.
7.20%, 12/01/09	250,000	283,320
American International Group Inc.
4.25%, 05/15/13	150,000	144,920
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14(2)	100,000	102,496

20

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
INSURANCE (Continued)
Hartford Life Inc.
7.38%, 03/01/31	$100,000	$119,373
ING Capital Funding Trust III
8.44%, 12/31/49	100,000	119,733
MetLife Inc.
5.38%, 12/15/12	200,000	207,398
Progessive Corp.
6.63%, 03/01/29	100,000	110,895
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	102,712

		1,190,847

MACHINERY – 0.18%
Caterpillar Inc.
7.25%, 09/15/09	250,000	282,825
General Electric Co.
5.00%, 02/01/13	100,000	102,597

		385,422

MANUFACTURING – 0.10%
Tyco International Group SA
6.38%, 10/15/11	200,000	220,811

		220,811

MEDIA – 0.95%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	398,600
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	148,482
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	99,431
Liberty Media Corp.
7.88%, 07/15/09	150,000	167,169
News America Holdings
8.00%, 10/17/16	100,000	121,947
TCI Communications Inc.
8.75%, 08/01/15	350,000	446,411
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	250,742
Viacom Inc.
5.63%, 08/15/12	200,000	213,931
Walt Disney Co. (The)
6.75%, 03/30/06	200,000	208,383

		2,055,096

MINING – 0.25%
Alcan Inc.
4.88%, 09/15/12	150,000	152,342
Alcoa Inc.
7.38%, 08/01/10	250,000	289,235
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	101,314

		542,891

MULTI-NATIONAL – 1.26%
Asian Development Bank
6.75%, 06/11/07	250,000	269,600
European Investment Bank
2.38%, 06/15/07	700,000	683,363
4.63%, 03/01/07	250,000	256,667
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	869,983
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	661,017

		2,740,630

OIL & GAS – 1.31%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	120,442
Apache Finance Canada
7.75%, 12/15/29	100,000	130,005
BP Capital Markets PLC
2.35%, 06/15/06	150,000	148,323
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	119,319
Conoco Funding Co.
5.45%, 10/15/06	200,000	207,131
6.35%, 10/15/11	300,000	334,853
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	283,139
Marathon Oil Corp.
6.13%, 03/15/12	150,000	163,445
Norsk Hydro ASA
6.36%, 01/15/09	140,000	152,139
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	112,141
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	166,725
9.38%, 12/02/08(2)	150,000	175,875
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	286,242
Texaco Capital Inc.
5.50%, 01/15/09	150,000	158,513
Valero Energy Corp.
6.88%, 04/15/12	250,000	283,561

		2,841,853

PHARMACEUTICALS – 0.22%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	160,647
Pharmacia Corp.
6.50%, 12/01/18	150,000	170,401
Wyeth
5.50%, 03/15/13	150,000	155,898

		486,946

21

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
PIPELINES – 0.20%
Duke Energy Field Services Corp.
7.88%, 08/16/10	$150,000	$174,947
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	155,282
KN Energy Inc.
7.25%, 03/01/28	100,000	113,826

		444,055

REAL ESTATE – 0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	169,161

		169,161

REAL ESTATE INVESTMENT TRUSTS – 0.20%
Boston Properties Inc.
6.25%, 01/15/13	200,000	216,988
Simon Property Group LP
5.63%, 08/15/14(1)(2)	200,000	207,122

		424,110

RETAIL – 0.30%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	131,529
Target Corp.
7.00%, 07/15/31(1)	150,000	182,765
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	325,474

		639,768

SAVINGS & LOANS – 0.12%
Washington Mutual Inc.
7.50%, 08/15/06	250,000	265,587

		265,587

TELECOMMUNICATIONS – 2.10%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	589,309
BellSouth Corp.
5.20%, 09/15/14	250,000	254,806
6.88%, 10/15/31	150,000	170,119
British Telecom PLC
7.88%, 12/15/05	150,000	156,448
8.88%, 12/15/30	100,000	133,902
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	357,412
France Telecom SA
8.50%, 03/01/11	150,000	178,935
GTE Corp.
7.51%, 04/01/09	150,000	169,349
Koninklijke KPN NV
8.00%, 10/01/10	150,000	177,051
Motorola Inc.
7.63%, 11/15/10	100,000	115,996
SBC Communications Inc.
5.10%, 09/15/14	300,000	302,788
6.25%, 03/15/11	250,000	274,295
Sprint Capital Corp.
6.88%, 11/15/28	150,000	164,218
8.38%, 03/15/12	150,000	182,721
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	151,610
Telefonica Europe BV
8.25%, 09/15/30(1)	150,000	201,150
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	243,606
Verizon New York Inc.
7.38%, 04/01/32	150,000	172,059
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	157,933
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	155,371
Vodafone Group PLC
7.75%, 02/15/10	200,000	232,091

		4,541,169

TRANSPORTATION – 0.50%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	285,493
Canadian National Railway Co.
6.45%, 07/15/06	200,000	208,439
CSX Corp.
7.95%, 05/01/27	100,000	126,119
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	184,171
Union Pacific Corp.
6.79%, 11/09/07	250,000	268,964

		1,073,186

TOTAL CORPORATE BONDS & NOTES (Cost: $49,100,917)		51,142,401

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.39%

MORTGAGE-BACKED SECURITIES – 1.39%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	898,100
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,100,330

22

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	$800,000	$907,685
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	100,000	106,301

		3,012,416

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $3,064,211)		3,012,416

MUNICIPAL DEBT OBLIGATIONS – 0.18%

ILLINOIS – 0.09%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	192,114

		192,114

NEW JERSEY – 0.09%
New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	192,710

		192,710

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $374,890)		384,824

FOREIGN GOVERNMENT BONDS & NOTES(7) – 1.76%
British Columbia (Province of)
6.50%, 01/15/26	100,000	116,165
Finland (Republic of)
6.95%, 02/15/26	100,000	121,182
Hydro-Quebec
6.30%, 05/11/11	150,000	167,238
Israel (State of)
4.63%, 06/15/13(1)	100,000	96,657
Italy (Republic of)
4.38%, 10/25/06	250,000	254,337
6.00%, 02/22/11	450,000	492,668
6.88%, 09/27/23	200,000	238,321
Korea Development Bank
5.25%, 11/16/06	150,000	154,241
Manitoba (Province of)
4.25%, 11/20/06	250,000	254,943
Mexico Government International Bond
9.88%, 01/15/07	100,000	112,450
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	162,989
Ontario (Province of)
5.50%, 10/01/08	200,000	212,042
Quebec (Province of)
5.75%, 02/15/09	150,000	160,693
6.13%, 01/22/11	150,000	165,133
United Mexican States
6.38%, 01/16/13	600,000	639,000
8.13%, 12/30/19	250,000	293,375
8.50%, 02/01/06(1)	150,000	159,150

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,671,475)		3,800,584

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 72.20%

MORTGAGE-BACKED SECURITIES – 34.88%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,851,362	3,768,034
4.50%, 04/01/18	1,656,970	1,655,382
4.50%, 11/01/18	1,257,865	1,256,659
4.50%, 01/01/19	230,593	230,372
4.50%, 02/01/19	3,099,698	3,096,726
5.00%, 10/01/18	1,974,663	2,006,932
5.00%, 01/14/35(3)	2,000,000	1,985,624
5.50%, 12/01/18	3,304,260	3,415,819
5.50%, 04/01/33	2,492,922	2,534,842
5.50%, 03/01/34	5,483,644	5,574,301
6.00%, 08/01/34	6,187,787	6,395,190
6.50%, 06/01/31	439,972	462,099
8.00%, 12/01/24	1,432,357	1,559,798
Federal National Mortgage Association
5.00%, 01/01/19	5,376,286	5,467,479
5.00%, 03/01/34	9,937,745	9,879,449
5.50%, 06/01/33	2,748,086	2,792,279
5.50%, 07/01/33	146,833	149,291
5.50%, 03/01/34	123,928	125,887
5.50%, 06/01/34	473,274	480,755
5.50%, 08/01/34	575,895	585,040
5.50%, 09/01/34	677,554	688,264
5.50%, 10/01/34	1,188,622	1,207,410
5.50%, 11/01/34	3,753,403	3,812,731
5.50%, 01/01/35(3)	1,000,000	1,015,000
6.00%, 07/01/34	1,965,177	2,033,086
6.00%, 09/01/34	2,827,226	2,924,925
6.50%, 01/01/29	6,250,612	6,568,352
6.50%, 08/01/34	884,547	927,927
7.00%, 02/01/32	643,123	681,758
Government National Mortgage Association
7.50%, 12/15/23	2,131,294	2,305,021

		75,586,432

23

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.34%
Federal Home Loan Bank
5.38%, 05/15/06	$1,000,000	$1,028,679
5.75%, 05/15/12(1)	700,000	766,185
5.95%, 07/28/08	1,500,000	1,617,285
Federal Home Loan Mortgage Corp.
3.50%, 09/15/07(1)	1,000,000	1,002,857
4.75%, 10/11/12	1,000,000	998,753
5.50%, 07/15/06	5,600,000	5,795,194
6.25%, 07/15/32(1)	320,000	367,099
Federal National Mortgage Association
2.25%, 05/15/06(1)	1,000,000	988,113
4.63%, 10/15/13(1)	1,000,000	1,009,310
5.25%, 06/15/06	2,000,000	2,058,986
5.25%, 01/15/09	1,500,000	1,583,550
5.38%, 11/15/11	1,000,000	1,065,119
6.00%, 05/15/08	2,000,000	2,152,082
6.25%, 02/01/11	1,000,000	1,096,315
7.25%, 01/15/10	1,000,000	1,149,301
Financing Corp.
8.60%, 09/26/19	650,000	889,729
Tennessee Valley Authority
6.25%, 12/15/17	400,000	451,010
7.13%, 05/01/30(1)	450,000	559,746

		24,579,313

U.S. GOVERNMENT SECURITIES – 25.98%
U.S. Treasury Bonds
5.25%, 02/15/29	950,000	996,535
5.38%, 02/15/31(1)	2,190,000	2,368,108
6.25%, 08/15/23(1)	1,000,000	1,170,742
6.38%, 08/15/27	1,000,000	1,200,781
7.25%, 05/15/16	1,000,000	1,251,719
7.63%, 02/15/25	1,500,000	2,031,504
8.00%, 11/15/21	1,000,000	1,372,695
8.75%, 05/15/17(1)	500,000	700,606
8.75%, 05/15/20	2,000,000	2,885,078
9.13%, 05/15/18	500,000	727,227
9.38%, 02/15/06(1)	800,000	857,500
12.50%, 08/15/14	400,000	550,359
U.S. Treasury Notes
2.75%, 07/31/06(1)	1,700,000	1,694,489
3.38%, 12/15/08	3,500,000	3,488,926
3.63%, 07/15/09	1,000,000	1,002,891
4.25%, 08/15/13(1)	3,880,000	3,910,617
4.25%, 11/15/14(1)	2,000,000	2,005,234
4.38%, 05/15/07(1)	3,800,000	3,905,537
4.63%, 05/15/06(1)	2,400,000	2,455,313
4.75%, 05/15/14(1)	3,900,000	4,064,225
5.63%, 05/15/08	5,000,000	5,362,890
6.00%, 08/15/09(1)	1,100,000	1,213,180
6.50%, 10/15/06	5,500,000	5,829,571
6.50%, 02/15/10(1)	1,000,000	1,132,148
6.88%, 05/15/06	3,900,000	4,106,427

		56,284,302

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $154,423,105)		156,450,047

SHORT-TERM INVESTMENTS – 15.89%

COMMERCIAL PAPER – 3.59%
Alpine Securitization Corp.
2.28%, 01/06/05(4)	86,316	86,299
Amsterdam Funding Corp.
2.25%, 01/04/05(4)	43,158	43,155
2.33%, 01/10/05(4)	86,316	86,277
Barton Capital Corp.
2.27%, 01/04/05(4)	176,688	176,677
2.27%, 01/10/05(4)	191,959	191,874
2.30%, 01/21/05(4)	69,784	69,704
Cancara Asset Securitisation LLC
2.25%, 01/05/05(4)	211,477	211,450
2.29%, 01/07/05(4)	172,631	172,587
Cantabric Finance LLC
2.27%, 01/03/05(4)	89,768	89,768
2.28%, 01/03/05(4)	100,126	100,126
2.38%, 01/20/05(4)	172,631	172,437
Chariot Funding LLC
2.31%, 01/11/05(4)	131,568	131,500
Corporate Asset Funding
2.21%, 02/07/05(4)	129,474	129,196
2.26%, 02/03/05(4)	172,631	172,295
CRC Funding LLC
2.21%, 02/07/05(4)	43,158	43,065
Den Danske Bank NY
2.25%, 01/03/05(4)	43,158	43,158
DEPFA Bank PLC
2.28%, 05/03/05(4)	86,316	85,662
Edison Asset Securitization
2.26%, 05/04/05(4)	215,789	214,150
Fairway Finance Corp.
2.55%, 01/03/05(4)	166,460	166,460
Falcon Asset Securitization Corp.
2.27%, 01/13/05(4)	34,526	34,504
2.30%, 02/02/05(4)	172,631	172,300
2.31%, 01/11/05(4)	174,725	174,636
2.33%, 01/12/05(4)	80,469	80,422
Ford Credit Auto Receivables
1.85%, 01/14/05(4)	86,316	86,267
2.28%, 04/27/05(4)	129,474	128,539
Fortis Funding LLC
2.35%, 05/09/05(4)	241,684	239,696

24

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Gemini Securitization Corp.
2.31%, 01/10/05(4)	$86,316	$86,277
General Electric Capital Corp.
2.24%, 02/02/05(4)	517,894	516,927
2.26%, 01/05/05(4)	172,631	172,610
2.29%, 01/24/05(4)	43,158	43,100
Georgetown Funding Co. LLC
2.27%, 01/20/05(4)	60,421	60,357
2.38%, 01/19/05(4)	69,053	68,979
Giro Funding US Corp.
2.20%, 02/08/05(4)	95,850	95,639
2.30%, 02/02/05(4)	43,158	43,075
2.33%, 02/03/05(4)	43,158	43,071
Grampian Funding LLC
2.27%, 02/01/05(4)	129,474	129,237
Jupiter Securitization Corp.
2.30%, 01/10/05(4)	71,904	71,872
2.30%, 02/01/05(4)	86,316	86,156
Kitty Hawk Funding Corp.
2.33%, 01/12/05(4)	145,266	145,182
Liberty Street Funding Corp.
2.31%, 01/10/05(4)	100,257	100,212
Mont Blanc Capital Corp.
2.27%, 01/07/05(4)	58,888	58,873
2.32%, 01/10/05(4)	88,777	88,737
Mortgage Interest Networking Trust
2.24%, 02/01/05(4)	112,210	112,008
Nationwide Building Society
2.21%, 02/10/05(4)	172,631	172,229
New Center Asset Trust
2.25%, 02/02/05(4)	162,273	161,969
Park Avenue Receivables Corp.
2.31%, 01/19/05(4)	86,657	86,569
Preferred Receivables Funding Corp.
2.30%, 01/19/05(4)	86,316	86,227
2.30%, 02/02/05(4)	86,316	86,150
2.34%, 01/20/05(4)	129,474	129,330
Scaldis Capital LLC
2.28%, 01/07/05(4)	155,368	155,329
Solitaire Funding Ltd.
2.28%, 01/04/05(4)	103,793	103,786
2.28%, 02/02/05(4)	110,046	109,836
Sydney Capital Corp.
2.25%, 01/18/05(4)	86,316	86,235
2.29%, 01/06/05(4)	126,919	126,894
Tulip Funding Corp.
2.25%, 01/14/05(4)	86,316	86,256
2.35%, 01/13/05(4)	251,500	251,336
2.36%, 01/24/05(4)	172,631	172,394
UBS Finance (Delaware)
2.33%, 01/04/05(4)	345,263	345,240
Variable Funding Capital Corp.
2.26%, 01/05/05(4)	86,316	86,305
2.30%, 01/07/05(4)	86,316	86,294
2.32%, 01/14/05(4)	86,316	86,254
Yorktown Capital LLC
2.32%, 01/10/05(4)	86,316	86,277
2.34%, 01/13/05(4)	43,158	43,130

		7,772,556

FLOATING RATE NOTES – 5.10%
American Express Credit Corp.
2.43%, 10/26/05(4)	345,263	345,403
Bank of Nova Scotia
2.34%, 09/26/05(4)	43,158	43,144
Beta Finance Inc.
2.27%, 05/04/05(2)(4)	103,579	103,572
2.32%, 09/23/05(2)(4)	155,368	155,323
2.32%, 09/27/05(2)(4)	138,105	138,065
2.44%, 03/15/05(2)(4)	86,316	86,330
2.47%, 10/27/05(2)(4)	164,000	164,147
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(4)	258,947	258,888
2.34%, 12/14/05(4)	155,368	155,320
2.36%, 10/31/05(4)	172,631	172,594
Cancara Asset Securitisation LLC
2.80%, 02/15/05(4)	305,557	305,557
CC USA Inc.
2.06%, 07/29/05(2)(4)	172,631	172,602
2.27%, 05/04/05(2)(4)	172,631	172,620
Commodore CDO Ltd.
2.55%, 12/12/05(4)	43,158	43,158
Den Danske Bank NY
2.32%, 08/12/05(4)	172,631	172,600
2.33%, 10/17/05(4)	172,631	172,591
2.35%, 08/26/05(4)	172,631	172,598
DEPFA Bank PLC
2.47%, 09/15/05(4)	172,631	172,631
Dorada Finance Inc.
2.06%, 07/29/05(2)(4)	143,284	143,260
Fairway Finance LLC
2.35%, 03/14/05(4)	172,631	172,631
2.37%, 01/20/05(4)	86,316	86,316
Fifth Third Bancorp
2.38%, 11/23/05(2)(4)	345,263	345,263
Five Finance Inc.
2.37%, 04/29/05(2)(4)	138,105	138,101
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(4)	99,013	99,013
HBOS Treasury Services PLC
2.55%, 04/22/05(4)	172,631	172,631
K2 USA LLC
2.05%, 07/25/05(2)(4)	86,316	86,306
2.33%, 06/10/05(2)(4)	172,631	172,622
2.33%, 09/12/05(2)(4)	172,631	172,608
2.39%, 10/20/05(2)(4)	172,631	172,636

25

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
FLOATING RATE NOTES (Continued)
Links Finance LLC
2.12%, 04/25/05(4)	$172,631	$172,666
2.35%, 04/15/05(2)(4)	172,631	172,622
2.36%, 11/16/05(2)(4)	86,316	86,301
National City Bank (Ohio)
2.29%, 08/09/05(4)	172,631	172,600
2.35%, 06/23/05(4)	172,631	172,607
2.36%, 06/10/05(4)	86,316	86,327
Nationwide Building Society
2.40%, 01/06/06(2)(4)	172,631	172,631
2.58%, 01/27/06(2)(4)	293,473	293,507
Norddeutsche Landesbank
2.04%, 07/27/05(4)	172,631	172,597
Northern Rock PLC
2.02%, 01/13/05(4)	164,000	164,000
2.39%, 10/25/05(4)	345,263	345,263
Permanent Financing PLC
2.32%, 03/10/05(4)	172,631	172,631
2.34%, 09/12/05(4)	215,789	215,789
2.35%, 06/10/05(4)	77,684	77,685
Sedna Finance Inc.
2.37%, 01/10/06(4)	34,526	34,517
Sigma Finance Inc.
2.01%, 01/09/06(4)	172,631	172,594
2.28%, 12/06/05(2)(4)	172,631	172,581
2.34%, 10/07/05(2)(4)	60,421	60,407
2.39%, 08/17/05(4)	86,316	86,320
2.39%, 09/15/05(4)	215,789	215,803
2.47%, 11/28/05(2)(4)	172,631	172,772
Tango Finance Corp.
2.24%, 05/17/05(2)(4)	143,284	143,281
2.30%, 04/07/05(2)(4)	63,356	63,354
2.33%, 02/25/05(2)(4)	96,674	96,671
2.36%, 01/18/05(2)(4)	75,958	75,957
2.37%, 09/15/05(2)(4)	151,916	151,899
2.39%, 07/25/05(2)(4)	172,631	172,622
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(4)	258,947	258,948
2.40%, 01/25/05(4)	258,947	258,948
WhistleJacket Capital LLC
2.32%, 12/08/05(2)(4)	112,210	112,194
2.36%, 07/15/05(2)(4)	129,474	129,460
2.36%, 09/15/05(4)	129,474	129,455
2.36%, 10/14/05(2)(4)	86,316	86,309
2.38%, 01/17/06(2)(4)	60,421	60,420
2.45%, 06/15/05(2)(4)	86,316	86,307
White Pine Finance LLC
2.02%, 07/11/05(4)	43,158	43,155
2.24%, 11/01/05(2)(4)	88,042	88,019
2.27%, 07/05/05(4)	86,316	86,306
2.29%, 05/20/05(4)	77,684	77,681
2.35%, 04/15/05(2)(4)	129,474	129,466
2.37%, 06/15/05(2)(4)	70,779	70,779
2.37%, 01/13/06(2)(4)	172,631	172,612

Security	Shares or Principal	Value
FLOATING RATE NOTES (Continued)
2.38%, 03/29/05(4)	$74,231	$74,228
2.38%, 06/28/05(4)	115,663	115,651
2.38%, 08/26/05(2)(4)	86,316	86,305
Winston Funding Ltd.
2.16%, 01/23/05(2)(4)	123,259	123,259

		11,054,036

MEDIUM-TERM NOTES – 0.25%
CC USA Inc.
1.29%, 04/15/05(2)(4)	172,631	172,627
1.51%, 02/15/05(2)(4)	112,210	112,231
Dorada Finance Inc.
1.48%, 01/18/05(2)(4)	129,474	129,473
K2 USA LLC
1.46%, 01/12/05(2)(4)	86,316	86,315
WhistleJacket Capital LLC
1.32%, 02/04/05(2)(4)	43,158	43,157

		543,803

MONEY MARKET FUNDS – 3.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(4)(5)	690,525	690,525
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(4)(5)	5,467,454	5,467,454
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(4)(5)	1,726,313	1,726,313
BlackRock Temp Cash Money Market Fund(4)	32,194	32,194
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares(4)	65,138	65,138

		7,981,624

REPURCHASE AGREEMENTS – 1.19%
Goldman Sachs & Co.
2.29%, 01/03/05(4)(6)	$1,726,313	1,726,313
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(4)(6)	863,157	863,157

		2,589,470

TIME DEPOSITS – 1.79%
Abbey National Treasury Services PLC
1.25%, 01/06/05(4)	172,631	172,631
1.33%, 02/10/05(4)	86,316	86,314
1.39%, 02/02/05(4)	86,316	86,315
1.39%, 04/08/05(4)	120,842	120,838
2.63%, 01/04/05(4)	172,631	172,631
Bank of America N.A.
1.50%, 01/03/05(4)	176,651	176,651

26

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
TIME DEPOSITS (Continued)
Credit Suisse First Boston
2.34%, 01/14/05(4)	$258,947	$258,948
Fifth Third Bancorp
2.18%, 01/03/05(4)	172,631	172,631
HBOS Treasury Services PLC
1.24%, 04/01/05(4)	110,484	110,481
Natexis Banques
2.32%, 02/02/05(4)	43,158	43,158
National City Bank (Ohio)
1.25%, 01/06/05(4)	172,631	172,632
Norddeutsche Landesbank
2.11%, 06/07/05(4)	172,631	172,617
Toronto-Dominion Bank
1.22%, 03/23/05(4)	302,105	302,093
1.34%, 02/10/05(4)	69,053	69,051
1.77%, 05/10/05(4)	86,316	86,313
1.90%, 05/11/05(4)	86,316	86,313
2.25%, 01/31/05(4)	86,316	86,316
2.30%, 05/12/05(4)	43,158	43,147
2.66%, 11/09/05(4)	172,631	172,610
UBS Finance (Connecticut)
2.32%, 01/07/05(4)	172,631	172,631
2.67%, 11/09/05(4)	69,053	69,047
Washington Mutual Bank
2.27%, 02/02/05(4)	69,053	69,053
2.35%, 02/02/05(4)	276,210	276,208
Wells Fargo Bank N.A.
2.34%, 01/26/05(4)	690,525	690,525

		3,869,154

U.S. GOVERNMENT AGENCY NOTES – 0.29%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(4)	120,842	120,950
1.80%, 01/18/05(4)	80,274	80,213
1.80%, 01/19/05(4)	86,316	86,247
2.06%, 05/31/05(4)	86,062	85,333
Federal National Mortgage Association
2.33%, 07/22/05(4)	258,947	255,602

		628,345

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,438,988)		34,438,988

TOTAL INVESTMENTS IN SECURITIES – 115.02% (Cost: $245,073,586)		249,229,260

Other Assets, Less Liabilities – (15.02%)		(32,542,983)

NET ASSETS – 100.00%		$216,686,277

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.
(7)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

27

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 11.03%
Abbey National Treasury
Services PLC
1.33%, 02/10/05	$40,000,000	$39,999,341
BNP Paribas (New York)
1.42%, 01/07/05	25,000,000	24,999,957
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,992,477
1.63%, 04/27/05	35,000,000	34,997,781
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,999,506
UBS AG
1.41%, 01/07/05	40,000,000	39,999,902
1.91%, 05/11/05	25,000,000	24,998,228
2.32%, 01/07/05	100,000,000	100,000,083
US Bank N.A.
1.20%, 03/28/05	10,000,000	9,998,599
Washington Mutual Bank
2.27%, 02/02/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $609,982,495)		609,982,495

COMMERCIAL PAPER – 13.01%
CAFCO LLC
2.24%, 01/21/05(1)	50,000,000	49,937,778
Chariot Funding LLC
2.32%, 01/12/05(1)	50,000,000	49,964,556
Citigroup Global Markets Holdings Inc.
2.30%, 02/01/05	100,000,000	99,801,944
CRC Funding LLC
2.26%, 02/03/05(1)	50,000,000	49,896,417
Delaware Funding Corp.
2.30%, 01/05/05(1)	51,091,000	51,077,943
Edison Asset Securitization
2.24%, 02/02/05(1)	100,000,000	99,800,889
2.26%, 05/04/05(1)	75,000,000	74,420,875
Grampian Funding LLC
2.27%, 02/01/05(1)	50,000,000	49,902,264
HBOS Treasury Services PLC
2.33%, 01/28/05	145,000,000	144,746,613
New Center Asset Trust
2.26%, 02/02/05(1)	50,000,000	49,899,556

TOTAL COMMERCIAL PAPER (Cost: $719,448,835)		719,448,835

MEDIUM-TERM NOTES – 4.30%
Beta Finance Inc.
1.45%, 01/12/05(1)	25,000,000	24,999,439
2.68%, 11/15/05(1)	50,000,000	49,991,067
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	2,786,168	2,786,168
Dorada Finance Inc.
1.48%, 01/18/05(1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05(1)	25,000,000	24,999,439
2.43%, 08/01/05(1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,997,461
Sigma Finance Inc.
1.48%, 04/15/05(1)	50,000,000	49,963,380

TOTAL MEDIUM-TERM NOTES (Cost: $237,734,269)		237,734,269

TIME DEPOSITS – 10.07%
Branch Banking & Trust
2.16%, 01/03/05	256,906,000	256,906,000
Citibank N.A.
2.16%, 01/03/05	75,000,000	75,000,000
Societe Generale
2.16%, 01/03/05	125,000,000	125,000,000
UBS AG
2.19%, 01/03/05	100,000,000	100,000,000

TOTAL TIME DEPOSITS (Cost: $ 556,906,000)		556,906,000

VARIABLE & FLOATING RATE NOTES – 47.12%
American Express Centurion Bank
2.28%, 09/01/05	50,000,000	50,012,751
2.36%, 04/15/05	100,000,000	99,985,205
2.37%, 01/28/05	50,000,000	50,000,000
ASIF Global Financing
2.41%, 01/23/06(1)	75,000,000	74,993,033
Bank of Nova Scotia
2.45%, 03/04/05	85,000,000	85,009,194
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.44%, 03/15/05(1)	25,000,000	25,004,122
Capital One Auto Finance Trust Series 2004-B Class A-1
2.37%, 10/17/05	35,233,173	35,233,173
Chase Manhattan Bank USA
2.34%, 01/13/05	50,000,000	50,000,000

28

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Commodore CDO Ltd. 2003-2A Class A1MM
2.55%, 12/12/05(1)	$25,000,000	$25,000,000
DEPFA Bank PLC
2.47%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.38%, 09/15/05(1)	82,000,000	82,004,569
2.45%, 01/28/05(1)	50,000,000	50,003,265
Goldman Sachs Group Inc. (The)
2.39%, 07/29/05(1)	50,000,000	50,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.55%, 01/24/06(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.45%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.33%, 06/10/05(1)	50,000,000	49,996,918
LEEK Series 14A Class A1
2.41%, 01/21/05(1)	79,380,000	79,380,000
Links Finance LLC
2.37%, 07/26/05(1)	25,000,000	24,995,779
2.39%, 10/17/05(1)	65,000,000	65,003,993
2.42%, 07/29/05(1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	100,000,000	99,994,471
Metropolitan Life Insurance Funding Agreement
2.15%, 07/18/05(1)	25,000,000	25,000,000
2.20%, 07/25/05(1)	50,000,000	50,000,000
Morgan Stanley
2.44%, 05/04/05	40,000,000	40,037,541
2.52%, 08/15/05	25,000,000	25,023,238
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
Nationwide Building Society
2.58%, 01/27/06(1)	100,000,000	100,000,000
Permanent Financing No.4 Series 1 Class A
2.32%, 03/10/05	125,000,000	125,000,000
Permanent Financing No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
2.04%, 01/25/05(1)	75,000,000	74,999,015
2.35%, 07/15/05(1)	25,000,000	24,995,981
2.35%, 11/18/05(1)	70,000,000	69,981,481
Strips III LLC
2.47%, 07/25/05(1)	34,657,653	34,657,653
Travelers Insurance Co. Funding Agreement
2.28%, 02/04/05(1)	50,000,000	50,000,000
2.41%, 08/19/05(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.41%, 01/25/05(1)	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.40%, 01/25/05(1)	100,000,000	100,000,000
Westpac Banking Corp.
2.45%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.32%, 12/08/05(1)	30,000,000	29,995,796
Winston Funding Ltd.
2.16%, 01/23/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,606,301,544)		2,606,301,544

REPURCHASE AGREEMENTS – 14.28%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $500,095,000 and an effective yield of 2.28%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $50,009,542 and an effective yield of 2.29%.(2)	50,000,000	50,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $80,015,200 and an effective yield of 2.28%.(2)	80,000,000	80,000,000

29

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.28%.(2)	$40,000,000	$40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $790,000,000)		790,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $5,520,373,143)		5,520,373,143

Other Assets, Less Liabilities – 0.19%		10,452,681

NET ASSETS – 100.00%		$5,530,825,824

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.01%

ADVERTISING – 0.19%
Interpublic Group of Companies Inc.(1)(2)	88,895	$1,191,192
Omnicom Group Inc.(2)	39,270	3,311,246

		4,502,438

AEROSPACE & DEFENSE – 1.74%
Boeing Co. (The)	177,123	9,169,658
General Dynamics Corp.	42,230	4,417,258
Goodrich (B.F.) Co.	25,452	830,753
L-3 Communications Holdings Inc.	24,375	1,785,225
Lockheed Martin Corp.	93,351	5,185,648
Northrop Grumman Corp.	77,635	4,220,239
Raytheon Co.(2)	95,294	3,700,266
Rockwell Collins Inc.	37,142	1,464,880
United Technologies Corp.	107,820	11,143,197

		41,917,124

AGRICULTURE – 1.40%
Altria Group Inc.	433,160	26,466,076
Monsanto Co.	55,720	3,095,246
Reynolds American Inc.(2)	31,084	2,443,202
UST Inc.	35,067	1,687,073

		33,691,597

AIRLINES – 0.12%
Delta Air Lines Inc.(1)(2)	26,197	195,954
Southwest Airlines Co.	164,243	2,673,876

		2,869,830

APPAREL – 0.46%
Coach Inc.(1)	39,790	2,244,156
Jones Apparel Group Inc.	25,894	946,944
Liz Claiborne Inc.	22,912	967,116
Nike Inc. Class B	55,348	5,019,510
Reebok International Ltd.(2)	12,457	548,108
VF Corp.	23,356	1,293,455

		11,019,289

AUTO MANUFACTURERS – 0.58%
Ford Motor Co.	385,864	5,649,049
General Motors Corp.(2)	119,097	4,771,026
Navistar International Corp.(1)	15,078	663,130
PACCAR Inc.	36,607	2,946,131

		14,029,336

AUTO PARTS & EQUIPMENT – 0.22%
Cooper Tire & Rubber Co.(2)	15,666	337,602
Dana Corp.	32,185	557,766
Delphi Corp.(2)	117,899	1,063,449
Goodyear Tire & Rubber Co. (The)(1)(2)	37,185	545,132
Johnson Controls Inc.	40,100	2,543,944
Visteon Corp.	27,718	270,805

		5,318,698

BANKS – 6.51%
AmSouth Bancorp	75,383	1,952,420
Bank of America Corp.	852,448	40,056,532
Bank of New York Co. Inc. (The)	163,837	5,475,433
BB&T Corp.	116,474	4,897,732
Comerica Inc.	36,216	2,209,900
Compass Bancshares Inc.	25,793	1,255,345
Fifth Third Bancorp	124,816	5,901,300
First Horizon National Corp.(2)	26,102	1,125,257
Huntington Bancshares Inc.(2)	48,582	1,203,862
KeyCorp	85,683	2,904,654
M&T Bank Corp.(2)	24,469	2,638,737
Marshall & Ilsley Corp.	47,438	2,096,760
Mellon Financial Corp.	89,244	2,776,381
National City Corp.(2)	142,880	5,365,144
North Fork Bancorp Inc.	99,172	2,861,112
Northern Trust Corp.	46,548	2,261,302
PNC Financial Services Group	59,572	3,421,816
Regions Financial Corp.	97,967	3,486,646
State Street Corp.(2)	70,274	3,451,859
SunTrust Banks Inc.	78,194	5,776,973
Synovus Financial Corp.	65,730	1,878,563
U.S. Bancorp	393,949	12,338,483
Wachovia Corp.	338,390	17,799,314
Wells Fargo & Co.	357,026	22,189,166
Zions Bancorporation(2)	19,027	1,294,407

		156,619,098

BEVERAGES – 2.23%
Anheuser-Busch Companies Inc.	166,665	8,454,915
Brown-Forman Corp. Class B	25,814	1,256,626
Coca-Cola Co. (The)	510,556	21,254,446
Coca-Cola Enterprises Inc.(2)	99,620	2,077,077
Coors (Adolph) Co. Class B(2)	8,030	607,630
Pepsi Bottling Group Inc.(2)	52,607	1,422,493
PepsiCo Inc.	355,452	18,554,594

		53,627,781

BIOTECHNOLOGY – 1.17%
Amgen Inc.(1)	268,013	17,193,034
Biogen Idec Inc.(1)(2)	70,332	4,684,815
Chiron Corp.(1)(2)	39,289	1,309,502
Genzyme Corp.(1)	52,233	3,033,170
MedImmune Inc.(1)	52,766	1,430,486
Millipore Corp.(1)	10,656	530,775

		28,181,782

BUILDING MATERIALS – 0.27%
American Standard Companies Inc.(1)	45,162	1,866,094
Masco Corp.(2)	94,428	3,449,455

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
BUILDING MATERIALS (Continued)
Vulcan Materials Co.	21,527	$1,175,589

		6,491,138

CHEMICALS – 1.61%
Air Products & Chemicals Inc.	47,896	2,776,531
Ashland Inc.	14,918	870,913
Dow Chemical Co. (The)	198,937	9,849,371
Du Pont (E.I.) de Nemours and Co.(2)	209,535	10,277,692
Eastman Chemical Co.(2)	16,365	944,751
Ecolab Inc.	54,705	1,921,787
Engelhard Corp.	25,890	794,046
Great Lakes Chemical Corp.(2)	10,732	305,755
Hercules Inc.(1)(2)	23,527	349,376
International Flavors & Fragrances Inc.	19,778	847,290
PPG Industries Inc.	36,211	2,468,142
Praxair Inc.	68,431	3,021,229
Rohm & Haas Co.(2)	47,349	2,094,246
Sherwin-Williams Co. (The)	29,980	1,338,007
Sigma-Aldrich Corp.	14,493	876,247

		38,735,383

COMMERCIAL SERVICES – 0.89%
Apollo Group Inc. Class A(1)	39,038	3,150,757
Block (H & R) Inc.(2)	34,957	1,712,893
Cendant Corp.	222,011	5,190,617
Convergys Corp.(1)	30,301	454,212
Donnelley (R.R.) & Sons Co.(2)	46,214	1,630,892
Equifax Inc.(2)	28,757	808,072
McKesson Corp.	61,882	1,946,808
Moody’s Corp.(2)	31,161	2,706,333
Paychex Inc.	79,685	2,715,665
Robert Half International Inc.	37,064	1,090,794

		21,407,043

COMPUTERS – 4.26%
Affiliated Computer Services Inc. Class A(1)(2)	27,278	1,641,863
Apple Computer Inc.(1)	84,787	5,460,283
Computer Sciences Corp.(1)	40,187	2,265,341
Dell Inc.(1)	524,248	22,091,811
Electronic Data Systems Corp.(2)	108,252	2,500,621
EMC Corp.(1)	505,449	7,516,027
Gateway Inc.(1)	80,466	483,601
Hewlett-Packard Co.	637,184	13,361,748
International Business Machines Corp.	351,319	34,633,027
Lexmark International Inc.(1)	27,412	2,330,020
NCR Corp.(1)(2)	19,769	1,368,608
Network Appliance Inc. (1)	76,193	2,531,131
Sun Microsystems Inc. (1)	708,949	3,814,146
SunGard Data Systems Inc.(1)	60,800	1,722,464
Unisys Corp.(1)	71,972	732,675

		102,453,366

COSMETICS & PERSONAL CARE – 2.33%
Alberto-Culver Co.(2)	19,110	928,173
Avon Products Inc.	99,702	3,858,467
Colgate-Palmolive Co.	111,831	5,721,274
Gillette Co. (The)	209,446	9,378,992
Kimberly-Clark Corp.	102,871	6,769,940
Procter & Gamble Co.	535,332	29,486,087

		56,142,933

DISTRIBUTION & WHOLESALE – 0.12%
Genuine Parts Co.(2)	37,057	1,632,731
Grainger (W.W.) Inc.	19,103	1,272,642

		2,905,373

DIVERSIFIED FINANCIAL SERVICES – 8.33%
American Express Co.	264,847	14,929,425
Bear Stearns Companies Inc. (The)	21,923	2,242,942
Capital One Financial Corp.(2)	51,173	4,309,278
CIT Group Inc.	44,620	2,044,488
Citigroup Inc.	1,095,303	52,771,699
Countrywide Financial Corp.	122,378	4,529,210
E*TRADE Financial Corp.(1)	79,293	1,185,430
Federal Home Loan Mortgage Corp.	145,476	10,721,581
Federal National Mortgage Association	204,227	14,543,005
Federated Investors Inc. Class B	23,112	702,605
Franklin Resources Inc.	52,569	3,661,431
Goldman Sachs Group Inc. (The)	102,151	10,627,790
Janus Capital Group Inc.(2)	50,033	841,055
JP Morgan Chase & Co.	751,807	29,327,991
Lehman Brothers Holdings Inc.	56,811	4,969,826
MBNA Corp.	269,507	7,597,402
Merrill Lynch & Co. Inc.	196,513	11,745,582
Morgan Stanley	230,944	12,822,011
Providian Financial Corp.(1)	61,514	1,013,136
Schwab (Charles) Corp. (The)	283,903	3,395,480
SLM Corp.	90,634	4,838,949
T. Rowe Price Group Inc.	26,971	1,677,596

		200,497,912

ELECTRIC – 2.74%
AES Corp. (The)(1)	137,716	1,882,578
Allegheny Energy Inc.(1)(2)	29,089	573,344
Ameren Corp.	41,356	2,073,590
American Electric Power Co. Inc.	83,382	2,863,338
Calpine Corp.(1)(2)	113,056	445,441
CenterPoint Energy Inc.(2)	64,541	729,313
Cinergy Corp.	38,140	1,587,768
CMS Energy Corp.(1)(2)	39,938	417,352
Consolidated Edison Inc.(2)	51,390	2,248,312
Constellation Energy Group Inc.	37,317	1,631,126
Dominion Resources Inc.	69,886	4,734,078
DTE Energy Co.(2)	36,912	1,592,015
Duke Energy Corp.(2)	201,731	5,109,846

32

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
ELECTRIC (Continued)
Edison International	69,181	$2,215,867
Entergy Corp.	47,112	3,184,300
Exelon Corp.	139,736	6,158,166
FirstEnergy Corp.	69,497	2,745,826
FPL Group Inc.(2)	39,108	2,923,323
NiSource Inc.(2)	56,856	1,295,180
PG&E Corp.(1)	84,943	2,826,903
Pinnacle West Capital Corp.(2)	19,219	853,516
PPL Corp.	40,138	2,138,553
Progress Energy Inc.(2)	52,462	2,373,381
Public Service Enterprise Group Inc.(2)	50,081	2,592,693
Southern Co. (The)(2)	155,982	5,228,517
TECO Energy Inc.	42,922	658,423
TXU Corp.(2)	50,629	3,268,608
Xcel Energy Inc.	84,946	1,546,017

		65,897,374

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
American Power Conversion Corp.	40,939	876,095
Emerson Electric Co.	88,523	6,205,462
Molex Inc.(2)	40,254	1,207,620
Power-One Inc.(1)	17,671	157,625

		8,446,802

ELECTRONICS – 0.59%
Agilent Technologies Inc.(1)	103,128	2,485,385
Applera Corp. – Applied Biosystems Group(2)	41,513	868,037
Fisher Scientific International Inc.(1)(2)	24,678	1,539,414
Jabil Circuit Inc.(1)	42,340	1,083,057
Parker Hannifin Corp.	25,362	1,920,918
PerkinElmer Inc.	27,585	620,387
Sanmina-SCI Corp.(1)	109,404	926,652
Solectron Corp.(1)	207,543	1,106,204
Symbol Technologies Inc.	51,099	884,013
Tektronix Inc.	19,472	588,249
Thermo Electron Corp.(1)	34,249	1,033,977
Waters Corp.(1)	25,716	1,203,252

		14,259,545

ENGINEERING & CONSTRUCTION – 0.04%
Fluor Corp.(2)	17,942	978,018

		978,018

ENTERTAINMENT – 0.10%
International Game Technology Inc.	72,601	2,496,022

		2,496,022

ENVIRONMENTAL CONTROL – 0.18%
Allied Waste Industries Inc.(1)(2)	67,834	629,500
Waste Management Inc.	120,598	3,610,704

		4,240,204

FOOD – 1.80%
Albertson’s Inc.(2)	78,122	1,865,553
Archer-Daniels-Midland Co.	137,932	3,077,263
Campbell Soup Co.	86,687	2,591,074
ConAgra Foods Inc.	108,388	3,192,027
General Mills Inc.	76,808	3,818,126
Heinz (H.J.) Co.	73,609	2,870,015
Hershey Foods Corp.	51,854	2,879,971
Kellogg Co.	87,045	3,887,430
Kroger Co.(1)	155,721	2,731,346
McCormick & Co. Inc. NVS	28,982	1,118,705
Safeway Inc.(1)	94,988	1,875,063
Sara Lee Corp.	165,451	3,993,987
SUPERVALU Inc.	28,446	981,956
Sysco Corp.	134,914	5,149,667
Wrigley (William Jr.) Co.	47,303	3,272,895

		43,305,078

FOREST PRODUCTS & PAPER – 0.53%
Georgia-Pacific Corp.	54,791	2,053,567
International Paper Co.(2)	102,589	4,308,738
Louisiana-Pacific Corp.	23,502	628,443
MeadWestvaco Corp.	42,630	1,444,731
Temple-Inland Inc.	11,955	817,722
Weyerhaeuser Co.(2)	50,557	3,398,442

		12,651,643

GAS – 0.16%
KeySpan Corp.(2)	33,775	1,332,424
Nicor Inc.(2)	9,338	344,946
Peoples Energy Corp.	8,113	356,566
Sempra Energy	49,131	1,802,125

		3,836,061

HAND & MACHINE TOOLS – 0.12%
Black & Decker Corp.	16,987	1,500,462
Snap-On Inc.	12,351	424,380
Stanley Works (The)	17,634	863,890

		2,788,732

HEALTH CARE-PRODUCTS – 3.61%
Bard (C.R.) Inc.	22,200	1,420,356
Bausch & Lomb Inc.(2)	11,436	737,165
Baxter International Inc.	129,974	4,489,302
Becton, Dickinson & Co.	53,376	3,031,757
Biomet Inc.(2)	53,756	2,332,473
Boston Scientific Corp.(1)	178,111	6,331,846
Guidant Corp.	67,172	4,843,101
Johnson & Johnson	626,323	39,721,405
Medtronic Inc.	255,028	12,667,241
St. Jude Medical Inc.(1)	75,353	3,159,551
Stryker Corp.	84,754	4,089,380
Zimmer Holdings Inc.(1)	51,717	4,143,566

		86,967,143

33

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
HEALTH CARE-SERVICES – 1.42%
Aetna Inc.(2)	31,127	$3,883,093
HCA Inc.(2)	88,784	3,547,809
Health Management Associates Inc. Class A(2)	51,163	1,162,423
Humana Inc.(1)	33,483	994,110
Laboratory Corp. of America Holdings(1)(2)	29,348	1,462,117
Manor Care Inc.	18,624	659,848
Quest Diagnostics Inc.(2)	21,485	2,052,892
Tenet Healthcare Corp.(1)	98,042	1,076,501
UnitedHealth Group Inc.	137,906	12,139,865
WellPoint Inc.(1)	62,258	7,159,670

		34,138,328

HOME BUILDERS – 0.18%
Centex Corp.	26,153	1,558,196
KB Home	9,886	1,032,098
Pulte Homes Inc.	26,847	1,712,839

		4,303,133

HOME FURNISHINGS – 0.10%
Leggett & Platt Inc.(2)	40,771	1,159,120
Maytag Corp.(2)	16,656	351,442
Whirlpool Corp.	14,110	976,553

		2,487,115

HOUSEHOLD PRODUCTS & WARES – 0.23%
Avery Dennison Corp.	23,432	1,405,217
Clorox Co.	31,999	1,885,701
Fortune Brands Inc.	30,611	2,362,557

		5,653,475

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	58,293	1,410,108

		1,410,108

INSURANCE – 4.49%
ACE Ltd.	59,872	2,559,528
AFLAC Inc.	106,677	4,250,012
Allstate Corp. (The)	144,745	7,486,211
Ambac Financial Group Inc.	23,068	1,894,575
American International Group Inc.	549,675	36,097,157
AON Corp.(2)	67,147	1,602,127
Chubb Corp.	40,369	3,104,376
CIGNA Corp.(2)	28,508	2,325,398
Cincinnati Financial Corp.	35,658	1,578,223
Hartford Financial Services Group Inc.(2)	61,923	4,291,883
Jefferson-Pilot Corp.(2)	28,965	1,505,021
Lincoln National Corp.	36,749	1,715,443
Loews Corp.	39,084	2,747,605
Marsh & McLennan Companies Inc.	111,069	3,654,170
MBIA Inc.	29,627	1,874,797
MetLife Inc.	156,989	6,359,624
MGIC Investment Corp.	20,530	1,414,722
Principal Financial Group Inc.(2)	64,673	2,647,713
Progressive Corp. (The)(2)	42,200	3,580,248
Prudential Financial Inc.	108,191	5,946,177
SAFECO Corp.(2)	26,809	1,400,502
St. Paul Travelers Companies Inc.	141,174	5,233,320
Torchmark Corp.(2)	22,928	1,310,106
UNUMProvident Corp.(2)	62,307	1,117,788
XL Capital Ltd. Class A(2)	29,443	2,286,249

		107,982,975

INTERNET – 1.31%
eBay Inc.(1)	139,879	16,265,130
Monster Worldwide Inc.(1)(2)	25,438	855,734
Symantec Corp.(1)	133,665	3,443,210
Yahoo! Inc.(1)(2)	290,056	10,929,310

		31,493,384

IRON & STEEL – 0.14%
Allegheny Technologies Inc.	20,567	445,687
Nucor Corp.	33,769	1,767,469
United States Steel Corp.	23,907	1,225,234

		3,438,390

LEISURE TIME – 0.54%
Brunswick Corp.	20,554	1,017,423
Carnival Corp.(2)	133,583	7,698,388
Harley-Davidson Inc.	61,933	3,762,430
Sabre Holdings Corp.	29,215	647,404

		13,125,645

LODGING – 0.37%
Harrah’s Entertainment Inc.	23,582	1,577,400
Hilton Hotels Corp.	81,940	1,863,316
Marriott International Inc. Class A	47,122	2,967,744
Starwood Hotels & Resorts Worldwide Inc.(2)	43,669	2,550,270

		8,958,730

MACHINERY – 0.57%
Caterpillar Inc.	71,976	7,018,380
Cummins Inc.(2)	9,697	812,512
Deere & Co.(2)	52,313	3,892,087
Rockwell Automation Inc.	39,100	1,937,405

		13,660,384

MANUFACTURING – 5.85%
Cooper Industries Ltd.(2)	19,300	1,310,277
Danaher Corp.(2)	65,056	3,734,865
Dover Corp.	43,163	1,810,256
Eastman Kodak Co.(2)	60,858	1,962,670
Eaton Corp.	32,255	2,333,972

34

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
MANUFACTURING (Continued)
General Electric Co.	2,231,333	$81,443,654
Honeywell International Inc.	181,422	6,424,153
Illinois Tool Works Inc.	62,360	5,779,525
Ingersoll-Rand Co. Class A(2)	36,290	2,914,087
ITT Industries Inc.	19,429	1,640,779
Pall Corp.	26,245	759,793
Textron Inc.	29,199	2,154,886
3M Co.	164,267	13,481,393
Tyco International Ltd.(2)	424,456	15,170,057

		140,920,367

MEDIA – 3.75%
Clear Channel Communications Inc.	120,913	4,049,376
Comcast Corp. Class A(1)	468,407	15,588,585
Dow Jones & Co. Inc. (2)	17,184	739,943
Gannett Co. Inc.(2)	53,816	4,396,767
Knight Ridder Inc.(2)	16,182	1,083,223
McGraw-Hill Companies Inc. (The)	40,029	3,664,255
Meredith Corp.	10,464	567,149
New York Times Co. Class A	30,502	1,244,482
News Corp. Inc. Class A(1)	551,207	10,285,523
Time Warner Inc.(1)(2)	966,534	18,789,421
Tribune Co.	66,945	2,821,062
Univision Communications Inc. Class A(1)(2)	68,613	2,008,303
Viacom Inc. Class B	359,749	13,091,266
Walt Disney Co. (The)	431,104	11,984,691

		90,314,046

MINING – 0.55%
Alcoa Inc.	183,580	5,768,084
Freeport-McMoRan Copper & Gold Inc.(2)	37,555	1,435,728
Newmont Mining Corp.	93,588	4,156,243
Phelps Dodge Corp.	20,250	2,003,130

		13,363,185

OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.	48,970	2,266,332
Xerox Corp.(1)	200,990	3,418,840

		5,685,172

OIL & GAS – 6.14%
Amerada Hess Corp.	19,286	1,588,781
Anadarko Petroleum Corp.	52,131	3,378,610
Apache Corp.	68,812	3,479,823
Burlington Resources Inc.	82,521	3,589,663
ChevronTexaco Corp.	447,084	23,476,381
ConocoPhillips	145,632	12,645,227
Devon Energy Corp.	102,460	3,987,743
EOG Resources Inc.	24,960	1,781,146
Exxon Mobil Corp.	1,361,583	69,794,745
Kerr-McGee Corp.	31,934	1,845,466
Marathon Oil Corp.	73,019	2,746,245
Nabors Industries Ltd.(1)	31,462	1,613,686
Noble Corp.(1)	28,686	1,426,842
Occidental Petroleum Corp.	83,231	4,857,361
Rowan Companies Inc.(1)(2)	22,856	591,970
Sunoco Inc.	15,375	1,256,291
Transocean Inc.(1)(2)	67,758	2,872,262
Unocal Corp.	55,888	2,416,597
Valero Energy Corp.	54,500	2,474,300
XTO Energy Inc.	54,811	1,939,213

		147,762,352

OIL & GAS SERVICES – 0.69%
Baker Hughes Inc.	70,694	3,016,513
BJ Services Co.	34,271	1,594,972
Halliburton Co.	93,165	3,655,795
Schlumberger Ltd.	124,193	8,314,721

		16,582,001

PACKAGING & CONTAINERS – 0.14%
Ball Corp.	23,886	1,050,506
Bemis Co. Inc.(2)	23,090	671,688
Pactiv Corp.(1)	31,422	794,662
Sealed Air Corp.(1)	17,826	949,591

		3,466,447

PHARMACEUTICALS – 5.90%
Abbott Laboratories	328,615	15,329,890
Allergan Inc.	27,878	2,260,069
AmerisourceBergen Corp.	22,103	1,297,004
Bristol-Myers Squibb Co.	410,472	10,516,293
Cardinal Health Inc.	91,115	5,298,337
Caremark Rx Inc.(1)	95,824	3,778,340
Express Scripts Inc.(1)(2)	15,975	1,221,129
Forest Laboratories Inc.(1)	77,653	3,483,514
Gilead Sciences Inc.(1)	91,239	3,192,453
Hospira Inc.(1)	33,090	1,108,515
King Pharmaceuticals Inc.(1)	52,131	646,424
Lilly (Eli) & Co.	238,771	13,550,254
Medco Health Solutions Inc.(1)	57,866	2,407,226
Merck & Co. Inc.	467,917	15,038,852
Mylan Laboratories Inc.(2)	56,525	999,362
Pfizer Inc.	1,589,391	42,738,724
Schering-Plough Corp.	310,627	6,485,892
Watson Pharmaceuticals Inc.(1)(2)	23,515	771,527
Wyeth	281,496	11,988,915

		142,112,720

PIPELINES – 0.23%
Dynegy Inc. Class A(1)(2)	79,259	366,177
El Paso Corp.(2)	135,298	1,407,099
Kinder Morgan Inc.	26,080	1,907,230
Williams Companies Inc.	118,122	1,924,207

		5,604,713

35

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.55%
Apartment Investment & Management Co. Class A	20,330	$783,518
Archstone-Smith Trust	41,334	1,583,092
Equity Office Properties Trust(2)	84,947	2,473,657
Equity Residential(2)	59,550	2,154,519
Plum Creek Timber Co. Inc.	38,949	1,497,200
ProLogis	38,702	1,676,958
Simon Property Group Inc.	46,607	3,014,075

		13,183,019

RETAIL – 6.86%
AutoNation Inc.(1)(2)	55,586	1,067,807
AutoZone Inc.(1)(2)	16,787	1,532,821
Bed Bath & Beyond Inc.(1)	63,397	2,525,102
Best Buy Co. Inc.(2)	68,388	4,063,615
Big Lots Inc.(1)(2)	24,776	300,533
Circuit City Stores Inc.	40,940	640,302
Costco Wholesale Corp.	98,907	4,788,088
CVS Corp.	84,335	3,800,978
Darden Restaurants Inc.	33,302	923,797
Dillard’s Inc. Class A(2)	17,668	474,739
Dollar General Corp.	69,509	1,443,702
Family Dollar Stores Inc.(2)	35,543	1,110,008
Federated Department Stores Inc.	35,628	2,058,942
Gap Inc. (The)	184,825	3,903,504
Home Depot Inc.	463,388	19,805,203
Kohl’s Corp.(1)(2)	72,315	3,555,729
Limited Brands Inc.(2)	85,569	1,969,798
Lowe’s Companies Inc.	163,023	9,388,495
May Department Stores Co. (The)	61,973	1,822,006
McDonald’s Corp.	265,210	8,502,633
Nordstrom Inc.	29,713	1,388,488
Office Depot Inc.(1)	66,231	1,149,770
OfficeMax Inc.	19,882	623,897
Penney (J.C.) Co. Inc. (Holding Co.)	60,165	2,490,831
RadioShack Corp.	33,300	1,094,904
Sears, Roebuck and Co.	43,916	2,241,033
Staples Inc.(2)	104,948	3,537,797
Starbucks Corp.(1)(2)	84,347	5,259,879
Target Corp.	188,905	9,809,837
Tiffany & Co.(2)	30,830	985,635
TJX Companies Inc.	101,515	2,551,072
Toys R Us Inc.(1)	45,151	924,241
Walgreen Co.	215,585	8,271,996
Wal-Mart Stores Inc.	893,764	47,208,614
Wendy’s International Inc.	24,090	945,773
Yum! Brands Inc.	61,726	2,912,233

		165,073,802

SAVINGS & LOANS – 0.56%
Golden West Financial Corp.	64,552	3,964,784
Sovereign Bancorp Inc.	72,645	1,638,145
Washington Mutual Inc.	184,166	7,786,538

		13,389,467

SEMICONDUCTORS – 3.04%
Advanced Micro Devices Inc.(1)(2)	81,702	1,799,078
Altera Corp.(1)	78,342	1,621,679
Analog Devices Inc.	79,195	2,923,879
Applied Materials Inc.(1)	358,161	6,124,553
Applied Micro Circuits Corp.(1)(2)	67,370	283,628
Broadcom Corp. Class A(1)	69,838	2,254,371
Freescale Semiconductor Inc. Class B(1)	82,008	1,505,660
Intel Corp.	1,334,391	31,211,405
KLA-Tencor Corp.(1)	41,149	1,916,720
Linear Technology Corp.	64,681	2,507,036
LSI Logic Corp.(1)(2)	82,538	452,308
Maxim Integrated Products Inc.	68,534	2,905,156
Micron Technology Inc.(1)	129,942	1,604,784
National Semiconductor Corp.	76,302	1,369,621
Novellus Systems Inc.	29,594	825,377
NVIDIA Corp.(1)	34,870	821,537
PMC-Sierra Inc.(1)	38,146	429,142
QLogic Corp.(1)	19,463	714,876
Teradyne Inc.(1)(2)	41,881	714,909
Texas Instruments Inc.	364,512	8,974,285
Xilinx Inc.	73,355	2,174,976

		73,134,980

SOFTWARE – 4.74%
Adobe Systems Inc.	50,291	3,155,257
Autodesk Inc.	48,315	1,833,554
Automatic Data Processing Inc.	122,849	5,448,353
BMC Software Inc.(1)	46,583	866,444
Citrix Systems Inc.(1)	35,955	881,976
Computer Associates International Inc.(2)	123,455	3,834,512
Compuware Corp.(1)	83,406	539,637
Electronic Arts Inc.(1)(2)	64,370	3,970,342
First Data Corp.	175,042	7,446,287
Fiserv Inc.(1)(2)	41,508	1,668,207
IMS Health Inc.	49,177	1,141,398
Intuit Inc.(1)	39,453	1,736,327
Mercury Interactive Corp.(1)(2)	17,987	819,308
Microsoft Corp.	2,294,492	61,285,881
Novell Inc.(1)(2)	80,370	542,497
Oracle Corp.(1)	1,082,119	14,846,673
Parametric Technology Corp.(1)	56,499	332,779
Siebel Systems Inc.(1)	106,774	1,121,127
Veritas Software Corp.(1)	88,924	2,538,780

		114,009,339

TELECOMMUNICATIONS – 5.90%
ADC Telecommunications Inc.(1)(2)	174,720	468,250
Alltel Corp.(2)	64,032	3,762,520
Andrew Corp.(1)(2)	34,692	472,852
AT&T Corp.	167,735	3,197,029
Avaya Inc.(1)	96,347	1,657,168
BellSouth Corp.	386,458	10,739,668

36

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
TELECOMMUNICATIONS (Continued)
CenturyTel Inc.(2)	28,264	$1,002,524
CIENA Corp.(1)	121,735	406,595
Cisco Systems Inc.(1)	1,389,593	26,819,145
Citizens Communications Co.	71,619	987,626
Comverse Technology Inc. (1)	42,240	1,032,768
Corning Inc.(1)	295,558	3,478,718
JDS Uniphase Corp.(1)(2)	303,198	961,138
Lucent Technologies Inc.(1)(2)	931,774	3,503,470
Motorola Inc.	513,558	8,833,198
Nextel Communications Inc. Class A(1)(2)	234,398	7,031,940
QUALCOMM Inc.	345,851	14,664,082
Qwest Communications International Inc.(1)	385,417	1,711,251
SBC Communications Inc.	699,600	18,028,692
Scientific-Atlanta Inc.	32,214	1,063,384
Sprint Corp. (FON Group)	310,283	7,710,533
Tellabs Inc.(1)	98,186	843,418
Verizon Communications Inc.	584,327	23,671,087

		142,047,056

TEXTILES – 0.07%
Cintas Corp.(2)	36,423	1,597,513

		1,597,513

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	38,090	738,184
Mattel Inc.	87,338	1,702,218

		2,440,402

TRANSPORTATION – 1.64%
Burlington Northern Santa Fe Corp.	79,243	3,748,986
CSX Corp.	45,599	1,827,608
FedEx Corp.	63,393	6,243,577
Norfolk Southern Corp.	83,453	3,020,164
Ryder System Inc.	13,748	656,742
Union Pacific Corp.(2)	54,718	3,679,785
United Parcel Service Inc. Class B(2)	236,510	20,212,145

		39,389,007

TOTAL COMMON STOCKS (Cost: $2,392,924,361)		2,383,003,998

SHORT-TERM INVESTMENTS – 7.59%

COMMERCIAL PAPER – 1.70%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$454,089	453,996
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	227,045	227,030
2.33%, 01/10/05(3)	454,089	453,883

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Barton Capital Corp.
2.27%, 01/04/05(3)	$929,521	$929,462
2.27%, 01/10/05(3)	1,009,858	1,009,412
2.30%, 01/21/05(3)	367,122	366,700
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	1,112,537	1,112,398
2.29%, 01/07/05(3)	908,178	907,947
Cantabric Finance LLC
2.27%, 01/03/05(3)	472,253	472,253
2.28%, 01/03/05(3)	526,743	526,743
2.38%, 01/20/05(3)	908,178	907,158
Chariot Funding LLC
2.31%, 01/11/05(3)	692,150	691,795
Corporate Asset Funding
2.21%, 02/07/05(3)	681,134	679,674
2.26%, 02/03/05(3)	908,178	906,411
CRC Funding LLC
2.21%, 02/07/05(3)	227,045	226,558
Den Danske Bank NY
2.25%, 01/03/05(3)	227,045	227,045
DEPFA Bank PLC
2.28%, 05/03/05(3)	454,089	450,646
Edison Asset Securitization
2.26%, 05/04/05(3)	1,135,223	1,126,600
Fairway Finance Corp.
2.55%, 01/03/05(3)	875,711	875,711
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	181,636	181,521
2.30%, 02/02/05(3)	908,178	906,438
2.31%, 01/11/05(3)	919,195	918,723
2.33%, 01/12/05(3)	423,329	423,083
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	454,089	453,832
2.28%, 04/27/05(3)	681,134	676,216
Fortis Funding LLC
2.35%, 05/09/05(3)	1,271,450	1,260,993
Gemini Securitization Corp.
2.31%, 01/10/05(3)	454,089	453,886
General Electric Capital Corp.
2.24%, 02/02/05(3)	2,724,535	2,719,449
2.26%, 01/05/05(3)	908,178	908,064
2.29%, 01/24/05(3)	227,045	226,741
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	317,862	317,522
2.38%, 01/19/05(3)	363,271	362,887
Giro Funding US Corp.
2.20%, 02/08/05(3)	504,248	503,139
2.30%, 02/02/05(3)	227,045	226,609
2.33%, 02/03/05(3)	227,045	226,589
Grampian Funding LLC
2.27%, 02/01/05(3)	681,134	679,888
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	378,274	378,105
2.30%, 02/01/05(3)	454,089	453,248

37

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	$764,214	$763,769
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	527,434	527,197
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	309,798	309,720
2.32%, 01/10/05(3)	467,040	466,830
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	590,316	589,251
Nationwide Building Society
2.21%, 02/10/05(3)	908,178	906,060
New Center Asset Trust
2.25%, 02/02/05(3)	853,688	852,087
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	455,887	455,419
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	454,089	453,625
2.30%, 02/02/05(3)	454,089	453,219
2.34%, 01/20/05(3)	681,134	680,382
Scaldis Capital LLC
2.28%, 01/07/05(3)	817,361	817,153
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	546,033	545,999
2.28%, 02/02/05(3)	578,927	577,828
Sydney Capital Corp.
2.25%, 01/18/05(3)	454,089	453,663
2.29%, 01/06/05(3)	667,693	667,565
Tulip Funding Corp.
2.25%, 01/14/05(3)	454,089	453,777
2.35%, 01/13/05(3)	1,323,089	1,322,225
2.36%, 01/24/05(3)	908,178	906,928
UBS Finance (Delaware)
2.33%, 01/04/05(3)	1,816,357	1,816,239
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	454,089	454,032
2.30%, 01/07/05(3)	454,089	453,973
2.32%, 01/14/05(3)	454,089	453,767
Yorktown Capital LLC
2.32%, 01/10/05(3)	454,089	453,884
2.34%, 01/13/05(3)	227,045	226,898

		40,889,845

FLOATING RATE NOTES – 2.41%
American Express Credit Corp.
2.43%, 10/26/05(3)	1,816,357	1,817,095
Bank of Nova Scotia
2.34%, 09/26/05(3)	227,045	226,971
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	544,907	544,871
2.32%, 09/23/05(3)(4)	817,361	817,125
2.32%, 09/27/05(3)(4)	726,543	726,330
2.44%, 03/15/05(3)(4)	454,089	454,162
2.47%, 10/27/05(3)(4)	862,769	863,543
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	1,362,268	1,361,960
2.34%, 12/14/05(3)	817,361	817,109
2.36%, 10/31/05(3)	908,178	907,984
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	1,607,476	1,607,476
CC USA Inc.
2.06%, 07/29/05(3)(4)	908,178	908,024
2.27%, 05/04/05(3)(4)	908,178	908,118
Commodore CDO Ltd.
2.55%, 12/12/05(3)	227,045	227,045
Den Danske Bank NY
2.32%, 08/12/05(3)	908,178	908,013
2.33%, 10/17/05(3)	908,178	907,965
2.35%, 08/26/05(3)	908,178	908,003
DEPFA Bank PLC
2.47%, 09/15/05(3)	908,178	908,178
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	753,788	753,659
Fairway Finance LLC
2.35%, 03/14/05(3)	908,178	908,178
2.37%, 01/20/05(3)	454,089	454,089
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	1,816,357	1,816,357
Five Finance Inc.
2.37%, 04/29/05(3)(4)	726,543	726,520
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	520,885	520,885
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	908,178	908,178
K2 USA LLC
2.05%, 07/25/05(3)(4)	454,089	454,039
2.33%, 06/10/05(3)(4)	908,178	908,130
2.33%, 09/12/05(3)(4)	908,178	908,054
2.39%, 10/20/05(3)(4)	908,178	908,203
Links Finance LLC
2.12%, 04/25/05(3)	908,178	908,362
2.35%, 04/15/05(3)(4)	908,178	908,128
2.36%, 11/16/05(3)(4)	454,089	454,010
National City Bank (Ohio)
2.29%, 08/09/05(3)	908,178	908,016
2.35%, 06/23/05(3)	908,178	908,051
2.36%, 06/10/05(3)	454,089	454,151
Nationwide Building Society
2.40%, 01/06/06(3)(4)	908,178	908,178
2.58%, 01/27/06(3)(4)	1,543,903	1,544,077
Norddeutsche Landesbank
2.04%, 07/27/05(3)	908,178	907,999
Northern Rock PLC
2.02%, 01/13/05(3)	862,769	862,769
2.39%, 10/25/05(3)	1,816,357	1,816,357

38

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
FLOATING RATE NOTES (Continued)
Permanent Financing PLC
2.32%, 03/10/05(3)	$908,178	$908,178
2.34%, 09/12/05(3)	1,135,223	1,135,223
2.35%, 06/10/05(3)	408,680	408,680
Sedna Finance Inc.
2.37%, 01/10/06(3)	181,636	181,590
Sigma Finance Inc.
2.01%, 01/09/06(3)	908,178	907,980
2.28%, 12/06/05(3)(4)	908,178	907,913
2.34%, 10/07/05(3)(4)	317,862	317,788
2.39%, 08/17/05(3)	454,089	454,114
2.39%, 09/15/05(3)	1,135,223	1,135,296
2.47%, 11/28/05(3)(4)	908,178	908,916
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	753,788	753,774
2.30%, 04/07/05(3)(4)	333,301	333,293
2.33%, 02/25/05(3)(4)	508,580	508,565
2.36%, 01/18/05(3)(4)	399,598	399,597
2.37%, 09/15/05(3)(4)	799,197	799,109
2.39%, 07/25/05(3)(4)	908,178	908,128
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	1,362,268	1,362,268
2.40%, 01/25/05(3)	1,362,268	1,362,268
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	590,316	590,227
2.36%, 07/15/05(3)(4)	681,134	681,061
2.36%, 09/15/05(3)	681,134	681,038
2.36%, 10/14/05(3)(4)	454,089	454,054
2.38%, 01/17/06(3)(4)	317,862	317,859
2.45%, 06/15/05(3)(4)	454,089	454,043
White Pine Finance LLC
2.02%, 07/11/05(3)	227,045	227,031
2.24%, 11/01/05(3)(4)	463,171	463,048
2.27%, 07/05/05(3)	454,089	454,039
2.29%, 05/20/05(3)	408,680	408,665
2.35%, 04/15/05(3)(4)	681,134	681,096
2.37%, 06/15/05(3)(4)	372,353	372,353
2.37%, 01/13/06(3)(4)	908,178	908,078
2.38%, 03/29/05(3)	390,517	390,496
2.38%, 06/28/05(3)	608,479	608,419
2.38%, 08/26/05(3)(4)	454,089	454,031
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	648,439	648,439

		58,153,019

MEDIUM-TERM NOTES – 0.12%
CC USA Inc.
1.29%, 04/15/05(3)(4)	908,178	908,153
1.51%, 02/15/05(3)(4)	590,316	590,424
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	681,134	681,132
K2 USA LLC
1.46%, 01/12/05(3)(4)	454,089	454,088

Security	Shares or Principal	Value
MEDIUM-TERM NOTES (Continued)
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	$227,045	$227,041

		2,860,838

MONEY MARKET FUNDS – 1.65%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(3)(5)	3,632,713	3,632,713
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(3)(5)	26,533,912	26,533,912
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(3)(5)	9,081,783	9,081,783
BlackRock Temp Cash Money Market Fund(3)	169,368	169,368
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares(3)	342,679	342,679

		39,760,455

REPURCHASE AGREEMENTS – 0.57%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(6)	$9,081,783	9,081,783
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(6)	4,540,892	4,540,892

		13,622,675

TIME DEPOSITS – 0.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	908,178	908,178
1.33%, 02/10/05(3)	454,089	454,082
1.39%, 02/02/05(3)	454,089	454,084
1.39%, 04/08/05(3)	635,725	635,700
2.63%, 01/04/05(3)	908,178	908,178
Bank of America N.A.
1.50%, 01/03/05(3)	929,327	929,327
Credit Suisse First Boston
2.34%, 01/14/05(3)	1,362,268	1,362,268
Fifth Third Bancorp
2.18%, 01/03/05(3)	908,178	908,178
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	581,234	581,220
Natexis Banques
2.32%, 02/02/05(3)	227,045	227,046
National City Bank (Ohio)
1.25%, 01/06/05(3)	908,178	908,179
Norddeutsche Landesbank
2.11%, 06/07/05(3)	908,178	908,102

39

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
TIME DEPOSITS (Continued)
Toronto-Dominion Bank
1.22%, 03/23/05(3)	$1,589,312	$1,589,252
1.34%, 02/10/05(3)	363,271	363,266
1.77%, 05/10/05(3)	454,089	454,073
1.90%, 05/11/05(3)	454,089	454,073
2.25%, 01/31/05(3)	454,089	454,089
2.30%, 05/12/05(3)	227,045	226,988
2.66%, 11/09/05(3)	908,178	908,064
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	908,178	908,179
2.67%, 11/09/05(3)	363,271	363,241
Washington Mutual Bank
2.27%, 02/02/05(3)	363,271	363,271
2.35%, 02/02/05(3)	1,453,085	1,453,073
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	3,632,713	3,632,713

		20,354,824

U.S. GOVERNMENT AGENCY NOTES – 0.14%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	635,725	636,294
1.80%, 01/18/05(3)	422,303	421,987
1.80%, 01/19/05(3)	454,089	453,726
2.06%, 05/31/05(3)	452,754	448,920
Federal National Mortgage Association
2.33%, 07/22/05(3)	1,362,268	1,344,672

		3,305,599

U.S. TREASURY OBLIGATIONS – 0.16%
U.S. Treasury Bill
2.12%(7), 03/24/05(8)	3,800,000	3,781,760

		3,781,760

TOTAL SHORT-TERM INVESTMENTS (Cost: $182,728,559)		182,729,015

TOTAL INVESTMENTS IN SECURITIES – 106.60%
(Cost: $2,575,652,920)		2,565,733,013

Other Assets, Less Liabilities – (6.60%)		(158,930,464)

NET ASSETS – 100.00%		$2,406,802,549

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2004, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (03/18/05)	393	$23,287,917	$561,288

			$561,288

The accompanying notes are an integral part of these financial statements.

40

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2004

Bond Index Master Portfolio
Sector	Value	% of Net Assets
Government	$84,321,032	38.91%
Mortgage-Backed Securities	78,887,815	36.41
Financial	24,158,480	11.15
Communications	6,596,265	3.04
Consumer Non-Cyclical	4,048,727	1.87
Energy	3,285,908	1.52
Asset-Backed Securities	2,935,826	1.35
Industrial	2,928,419	1.35
Utilities	2,764,463	1.28
Consumer Cyclical	2,372,509	1.09
Basic Materials	1,822,423	0.84
Technology	668,405	0.31
Short-Term and Other Net Assets	1,896,005	0.88

TOTAL	$216,686,277	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,606,301,544	47.13%
Repurchase Agreements	790,000,000	14.28
Commercial Paper	719,448,835	13.00
Certificates of Deposit	609,982,495	11.03
Time Deposits	556,906,000	10.07
Medium-Term Notes	237,734,269	4.30
Other Net Assets	10,452,681	0.19

TOTAL	$5,530,825,824	100.00%

S&P 500 Index Master Portfolio

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$505,227,880	20.99%
Financial	491,672,471	20.43
Technology	295,282,857	12.27
Industrial	276,557,768	11.49
Communications	268,356,924	11.15
Consumer Cyclical	238,034,996	9.89
Energy	169,949,066	7.06
Utilities	69,733,435	2.90
Basic Materials	68,188,601	2.83
Short-Term and Other Net Assets	23,798,551	0.99

TOTAL	$2,406,802,549	100.00%

These tables are not part of the financial statements.

41

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$237,189,294	$5,520,373,143	$2,536,404,512

Affiliated issuers(a)	$7,884,292	$—	$39,248,408

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$238,755,498	$4,730,373,143	$2,512,861,930
Affiliated issuers(a)	7,884,292	—	39,248,408
Repurchase agreements, at value (Note 1)	2,589,470	790,000,000	13,622,675
Cash	375	865	—
Receivables:
Investment securities sold	163,695	—	—
Dividends and interest	2,194,956	10,451,816	3,289,395

Total Assets	251,588,286	5,530,825,824	2,569,022,408

LIABILITIES
Payables:
Investment securities purchased	4,178,326	—	525,108
Due to broker – variation margin	—	—	11,268
Collateral for securities loaned (Note 4)	30,695,176	—	161,481,075
Investment advisory fees (Note 2)	28,507	—	202,408

Total Liabilities	34,902,009	—	162,219,859

NET ASSETS	$216,686,277	$5,530,825,824	$2,406,802,549

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $30,109,763, $ — and $156,838,580, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	Bond Index Master Portfolio		Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends	$—		$—	$53,771,322
Interest	12,160,027		78,280,001	68,138
Interest from affiliated issuers	301,686	(a)	—	969,234 (a)
Securities lending income	56,408	(b)	—	167,844 (b)

Total investment income	12,518,121		78,280,001	54,976,538

EXPENSES (Note 2)
Investment advisory fees	235,740		5,385,266	1,401,018

Total expenses	235,740		5,385,266	1,401,018
Less investment advisory fees waived	—		(2,694,437)	—

Net expenses	235,740		2,690,829	1,401,018

Net investment income	12,282,381		75,589,172	53,575,520

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	2,669,933		(3,023)	(23,883,394)
Net realized gain from in-kind redemptions	23,819,930		—	559,588,129
Net realized gain on futures contracts	—		—	2,918,725
Net change in unrealized appreciation (depreciation) of investments	(15,857,497)		—	(290,192,162)
Net change in unrealized appreciation (depreciation) of futures contracts	—		—	(641,245)

Net realized and unrealized gain (loss)	10,632,366		(3,023)	247,790,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,914,747		$75,586,149	$301,365,573

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

42

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,282,381	$27,119,859	$75,589,172	$48,736,227	$53,575,520	$49,900,066
Net realized gain (loss)	26,489,863	7,061,998	(3,023)	120,352	538,623,460	16,069,488
Net change in unrealized appreciation (depreciation)	(15,857,497)	(9,218,441)	—	—	(290,833,407)	686,078,250

Net increase in net assets resulting from operations	22,914,747	24,963,416	75,586,149	48,856,579	301,365,573	752,047,804

Interestholder transactions:
Contributions	219,605,684	167,635,199	27,939,964,264	13,745,249,528	820,705,368	1,247,904,502
Withdrawals	(688,185,575)	(160,731,769)	(27,213,733,782)	(12,953,858,697)	(2,346,660,989)	(708,478,794)

Net increase (decrease) in net assets resulting from interestholder transactions	(468,579,891)	6,903,430	726,230,482	791,390,831	(1,525,955,621)	539,425,708

Increase (decrease) in net assets	(445,665,144)	31,866,846	801,816,631	840,247,410	(1,224,590,048)	1,291,473,512

NET ASSETS:
Beginning of year	662,351,421	630,484,575	4,729,009,193	3,888,761,783	3,631,392,597	2,339,919,085

End of year	$216,686,277	$662,351,421	$5,530,825,824	$4,729,009,193	$2,406,802,549	$3,631,392,597

The accompanying notes are an integral part of these financial statements.

43

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Bond Index and S&P 500 Index Master Portfolios for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of the valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purposes of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

44

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Bond Index	$252,365,488	$4,810,210	$(7,946,438)	$(3,136,228)
S&P 500 Index	2,627,063,821	286,471,213	(347,802,021)	(61,330,808)

As of December 31, 2004, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

FUTURES CONTRACTS

The Bond Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $3,800,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

45

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Money Market Master Portfolio as of December 31, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	6.00%	08/01/34	$40,800,000
Bank of America N.A. Tri-Party	5.50	09/01/34	510,000,000
Credit Suisse First Boston Tri-Party	4.22 - 5.90	07/01/31 - 10/01/34	40,803,127
Goldman Sachs Tri-Party	5.50	09/01/34	51,000,001
JP Morgan Chase & Co. Tri-Party	3.55 - 6.57	05/01/22 - 08/01/35	40,804,080
Lehman Brothers Tri-Party	2.75 - 8.50	12/01/08 - 08/01/36	81,603,127
Merrill Lynch Tri-Party	3.13 - 4.12	08/01/22 - 08/01/40	40,798,360

As of December 31, 2004, a portion of the cash collateral for securities on loan for the Bond Index and S&P 500 Index Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGFA waived $2,694,437 in investment advisory fees for the Money Market Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$56,408
S&P 500 Index	167,844

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

46

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 under the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the year ended December 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The following table provides information about the investment of each Master Portfolio in shares of issuers of which BGFA is an affiliate, for the year ended December 31, 2004, including income earned from these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Bond Index
IMMF	44,307	5,560,820	5,601,383	3,744	$3,743,812	$301,686
S&P 500 Index
IMMF	42,866	13,498,164	13,523,564	17,466	17,466,180	969,234

The Bond Index and S&P 500 Index Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2004 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$435,245,145	$434,601,071	$33,976,121	$588,066,148
S&P 500 Index	—	—	376,384,180	1,820,491,929

For the year ended December 31, 2004, the Bond Index and S&P 500 Index Master Portfolios paid in-kind redemption proceeds of portfolio securities in the amount of $549,618,304 and $1,690,310,761, respectively. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio

47

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains from in-kind redemptions for the year ended December 31, 2004 are disclosed in the Master Portfolios’ Statements of Operations.

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of December 31, 2004, the Bond Index and S&P 500 Index Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Master Portfolio	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001		Year Ended December 31, 2000
Bond Index
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08%		0.08%
Ratio of net investment income to average net assets	4.17%	4.24%	5.27%	5.98	%(a)	6.73%
Portfolio turnover rate(b)	148%	67%	118%	53%		52%
Total return	4.20%	4.07%	10.05%	8.94%		11.91%
Money Market
Ratio of expenses to average net assets	0.05%	0.10%	0.10%	0.10%		0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	n/a	n/a	n/a		n/a
Ratio of net investment income to average net assets	1.40%	1.15%	1.80%	3.66%		6.43%
Ratio of net investment income to average net assets prior to waived fees	1.35%	n/a	n/a	n/a		n/a
Total return	1.39%	1.16%	1.84%	4.23%		6.52%
S&P 500 Index
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%		0.05%
Ratio of net investment income to average net assets	1.91%	1.74%	1.57%	1.31%		1.22%
Portfolio turnover rate(b)	14%	8%	12%	9%		10%
Total return	10.82%	28.52%	(22.05)%	(11.96)%		(9.19)%

(a)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(b)	Portfolio turnover rates include in-kind transactions, if any.

48

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio, Money Market Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the “Master Portfolios”), at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Master Portfolios at December 31, 2000 and for the year then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

49

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

50

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-CM1204

2004 ANNUAL REPORT TO SHAREHOLDERS    |    DECEMBER 31, 2004

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

LIFEPATH® PORTFOLIOS

Management’s Discussion of Fund Performance

LifePath® Portfolios

Performance as of 12/31/04

Average Annual Total Returns

	One-Year	Five-Year	Ten-Year(1)
Class I Shares
LifePath Retirement Portfolio	6.35%	4.68%	7.24%
LifePath 2010 Portfolio	7.38%	2.62%	8.76%
LifePath 2020 Portfolio	9.27%	0.74%	9.57%
LifePath 2030 Portfolio	10.78%	(0.35)%	10.28%
LifePath 2040 Portfolio	11.43%	(2.01)%	10.64%

		One-Year	Since Inception(2)
Class R Shares
LifePath Retirement Portfolio		5.01%	12.55%
LifePath 2010 Portfolio		6.16%	3.65%
LifePath 2020 Portfolio		7.92%	3.98%
LifePath 2030 Portfolio		9.41%	19.18%
LifePath 2040 Portfolio		9.97%	21.63%

(1)	The Class I shares of the LifePath Portfolios are successors to the assets of the institutional class shares of the Stagecoach Trust LifePath Funds (the “predecessor funds”), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.
(2)	Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 4.14%, 2.75%, 1.93%, 1.46% and 1.19%, respectively.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

(1)	The S&P 1500 Index is presented as a comparison index to replace both the S&P 500 Index and Russell 3000 Index, as the S&P 1500 Index is more representative of the domestic equity funds held by the LifePath Portfolios.
(2)	The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolios’ asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the funds’ changing asset allocations over time. The following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, MSCI EAFE Index, Lehman Brothers Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. On March 15, 2004, the LifePath Portfolios were restructured to be

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

fund-of-funds. Prior to that date, the LifePath Portfolios held portfolio securities directly. In addition, as of December 31, 2003, the investment adviser made certain changes to its asset allocation strategy for the LifePath Portfolios, including a change to the frequency with which the LifePath Portfolios’ holdings are rebalanced among the asset classes, from monthly to quarterly.

Average annual total return represents each LifePath Portfolio’s average annual increase or decrease in value during the time periods noted above. The total returns for the Class R shares reflect the deduction of maximum sales charges.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the table and charts above do not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the LifePath Portfolios, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the LifePath Portfolios. These expenses negatively impact the performance of the LifePath Portfolios. Each LifePath Portfolio’s past performance is no guarantee of future results.

Domestic equity markets, as represented by the S&P 1500 Index, posted gains for the 12 months ended December 31, 2004 (the “reporting period”), returning 11.78%. International equities, as represented by the MSCI EAFE Index, gained 20.25% for the reporting period, and bond prices, as represented by the Lehman Brothers Aggregate Bond Index, rose 4.34% for the reporting period. Cash, as represented by the Citigroup 3-Month Treasury Bill Index, returned 1.24% for the reporting period.

Equity markets generally posted gains during the reporting period. As the reporting period opened, unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of economic recovery, in turn dampening investor confidence. Continued geopolitical concerns also weighed on investor sentiment. As the reporting period progressed, the economic picture changed. In early April, employment data for March came in stronger than expected. May and June brought upward revisions to labor figures, suggesting that the “jobless recovery” might no longer be jobless. As economic indicators improved, concerns about sluggish economic growth were replaced with worries about inflation. Uncertainty surrounding the upcoming presidential election also appeared to compound investor pessimism, and, by mid-October, the S&P 500 Index posted a loss for the year. During the last two months of the year, however, markets appeared to shrug off uncertainties to deliver positive returns for the year. During the reporting period, the Federal Reserve Board raised its federal funds interest rate for the first time in four years. The rate increased five times over the course of the reporting period, overall from 1.00% to 2.25%.

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation.

As a result of the restructuring of each of the LifePath Portfolios to a fund-of-funds structure in March 2004, the LifePath Portfolios are currently invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment adviser. Each LifePath Portfolio invested in the same underlying funds but in differing proportions, depending upon the acceptable risk level of the LifePath Portfolio.

The LifePath Portfolios’ overall positive performance over the reporting period was attributable to positive equity market performance and relatively stable bond markets. Both international and domestic equity markets gained during the reporting period as economic conditions generally improved worldwide. The funds in which the LifePath Portfolios invest are index-based and active index-based and so performed in line with the various indexes that represent these segments of the market. The LifePath Portfolios with a longer time horizon, such as the LifePath 2040 Portfolio, had higher returns due to their larger exposure to domestic and international equities as compared to the more conservative, shorter time horizon LifePath Portfolios, such as the LifePath Retirement Portfolio, which has a larger exposure to bonds.

Two funds in which the LifePath Portfolios each invest a significant portion of their assets are the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio. The Active Stock Master Portfolio uses a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific as well as

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

other factors. The CoreAlpha Bond Master Portfolio uses a systematic method that relies on proprietary quantitative models to allocate assets by evaluating issuer-specific factors, as well as sector and duration factors. The CoreAlpha Bond Master Portfolio fell somewhat short of the performance of its benchmark, the Lehman Brothers Aggregate Bond Index. The Active Stock Master Portfolio’s model was also somewhat unsuccessful at selecting outperforming stocks, causing its performance to lag relative to the S&P 500 Index. However, both Master Portfolios still performed within expected tolerances.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a LifePath Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on Class R shares, and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio	Beginning Account Value (July 1, 2004)	Ending Account Value (December 31, 2004)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2004)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$1,056.30	0.81%	$4.19
Hypothetical (5% return before expenses)	1,000.00	1,021.07	0.81	4.12
Class R Shares
Actual	1,000.00	1,055.20	1.06	5.48
Hypothetical (5% return before expenses)	1,000.00	1,019.81	1.06	5.38
LifePath 2010
Class I Shares
Actual	1,000.00	1,061.90	0.80	4.15
Hypothetical (5% return before expenses)	1,000.00	1,021.14	0.80	4.06
Class R Shares
Actual	1,000.00	1,061.50	1.05	5.44
Hypothetical (5% return before expenses)	1,000.00	1,019.87	1.05	5.33
LifePath 2020
Class I Shares
Actual	1,000.00	1,071.20	0.78	4.06
Hypothetical (5% return before expenses)	1,000.00	1,021.22	0.78	3.96
Class R Shares
Actual	1,000.00	1,070.60	1.03	5.36
Hypothetical (5% return before expenses)	1,000.00	1,019.94	1.03	5.23

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Continued)

Portfolio	Beginning Account Value (July 1, 2004)	Ending Account Value (December 31, 2004)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2004)
LifePath 2030
Class I Shares
Actual	$1,000.00	$1,078.20	0.77%	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.77	3.91
Class R Shares
Actual	1,000.00	1,076.40	1.02	5.32
Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.02	5.18
LifePath 2040
Class I Shares
Actual	1,000.00	1,082.40	0.76	3.98
Hypothetical (5% return before expenses)	1,000.00	1,021.31	0.76	3.86
Class R Shares
Actual	1,000.00	1,081.10	1.02	5.34
Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.02	5.18

†	This ratio includes each LifePath Portfolio’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each LifePath Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$97,097,639	$313,778,557	$475,765,036	$284,203,376	$148,363,883
Receivables:
Capital shares sold	92,316	168,321	556,274	593,727	168,653

Total Assets	97,189,955	313,946,878	476,321,310	284,797,103	148,532,536

LIABILITIES
Payables:
Capital shares redeemed	122,951	191,384	569,597	137,202	129,701
Distribution to shareholders	26,882	58,305	52,457	36,003	28,951
Administration fees (Note 2)	100,726	291,139	504,189	283,459	170,722
Distribution fees – Class R (Note 2)	4,095	9,983	17,534	11,146	13,482

Total Liabilities	254,654	550,811	1,143,777	467,810	342,856

NET ASSETS	$96,935,301	$313,396,067	$475,177,533	$284,329,293	$148,189,680

Net assets consist of:
Paid-in capital	$92,435,996	$293,619,484	$438,136,676	$261,982,623	$131,297,517
Undistributed (distributions in excess of) net investment income	(344,180)	(331,112)	(856,821)	653,565	399,698
Undistributed net realized gain (accumulated net realized loss)	1,419,781	4,679,195	(18,291,274)	7,516,044	(18,366,831)
Net unrealized appreciation	3,423,704	15,428,500	56,188,952	14,177,061	34,859,296

NET ASSETS	$96,935,301	$313,396,067	$475,177,533	$284,329,293	$148,189,680

Class I Shares
Net Assets	$90,870,867	$296,439,368	$446,485,908	$265,166,037	$125,063,416

Shares outstanding	8,128,162	23,261,390	29,402,835	17,836,519	7,345,332

Net asset value and offering price per share	$11.18	$12.74	$15.19	$14.87	$17.03

Class R Shares
Net Assets	$6,064,434	$16,956,699	$28,691,625	$19,163,256	$23,126,264

Shares outstanding	574,973	1,349,509	1,965,521	1,308,349	1,412,628

Net asset value per share	$10.55	$12.57	$14.60	$14.65	$16.37

Maximum offering price per share (net asset value per share ÷ 99.0%)	$10.65	$12.69	$14.74	$14.79	$16.54

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$633,932	$2,587,660	$6,434,072	$4,152,724	$2,894,259
Interest	2,261,786	5,060,322	6,602,794	2,251,458	721,441
Expenses(a)	(332,763)	(901,733)	(1,667,554)	(835,598)	(517,986)

Net investment income allocated from corresponding Master Portfolio	2,562,955	6,746,249	11,369,312	5,568,584	3,097,714

FUND EXPENSES (Note 2)
Administration fees	528,724	1,481,462	2,845,818	1,484,136	928,826
Distribution fees – Class R	13,853	35,308	62,606	34,470	47,719

Total fund expenses	542,577	1,516,770	2,908,424	1,518,606	976,545

Net investment income	2,020,378	5,229,479	8,460,888	4,049,978	2,121,169

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	4,655,486	14,576,311	11,362,503	27,569,679	1,601,955
Net change in unrealized appreciation (depreciation)	227,750	3,533,318	30,140,646	(62,748)	16,434,759

Net realized and unrealized gain	4,883,236	18,109,629	41,503,149	27,506,931	18,036,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,903,614	$23,339,108	$49,964,037	$31,556,909	$20,157,883

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $300,261, $839,251, $1,568,425, $832,230 and $511,712, respectively.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,020,378	$874,139	$5,229,479	$2,343,081
Net realized gain (loss)	4,655,486	(219,708)	14,576,311	(2,107,691)
Net change in unrealized appreciation (depreciation)	227,750	4,869,576	3,533,318	21,359,078

Net increase in net assets resulting from operations	6,903,614	5,524,007	23,339,108	21,594,468

Distributions to shareholders:
From net investment income:
Class I Shares	(2,251,832)	(873,184)	(5,743,458)	(2,326,841)
Class R Shares	(118,153)	(1,723)	(256,827)	(35,032)

	(2,369,985)	(874,907)	(6,000,285)	(2,361,873)

From net realized gain:
Class I Shares	(3,132,385)	(7,740)	(5,791,517)	—
Class R Shares	(161,085)	(46)	(277,520)	—

	(3,293,470)	(7,786)	(6,069,037)	—

Total distributions to shareholders	(5,663,455)	(882,693)	(12,069,322)	(2,361,873)

Capital share transactions (Note 3):
Class I Shares	28,758,819	15,807,908	113,565,467	31,828,282
Class R Shares	3,185,032	2,792,922	6,227,224	9,617,609

Net increase in net assets resulting from capital share transactions	31,943,851	18,600,830	119,792,691	41,445,891

Increase in net assets	33,184,010	23,242,144	131,062,477	60,678,486

NET ASSETS:
Beginning of year	63,751,291	40,509,147	182,333,590	121,655,104

End of year	$96,935,301	$63,751,291	$313,396,067	$182,333,590

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(344,180)	$4,794	$(331,112)	$329,826

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,460,888	$4,815,882	$4,049,978	$1,946,217
Net realized gain (loss)	11,362,503	(10,514,416)	27,569,679	(3,576,246)
Net change in unrealized appreciation (depreciation)	30,140,646	66,608,501	(62,748)	31,302,249

Net increase in net assets resulting from operations	49,964,037	60,909,967	31,556,909	29,672,220

Distributions to shareholders:
From net investment income:
Class I Shares	(8,982,423)	(4,635,562)	(3,623,549)	(1,608,772)
Class R Shares	(389,081)	(62,744)	(160,578)	(7,426)

	(9,371,504)	(4,698,306)	(3,784,127)	(1,616,198)

From net realized gain:
Class I Shares	—	—	(13,047,937)	—
Class R Shares	—	—	(710,132)	—

	—	—	(13,758,069)	—

Total distributions to shareholders	(9,371,504)	(4,698,306)	(17,542,196)	(1,616,198)

Capital share transactions (Note 3):
Class I Shares	21,211,141	60,520,269	75,123,937	45,566,855
Class R Shares	9,687,862	16,055,607	11,767,495	6,315,368

Net increase in net assets resulting from capital share transactions	30,899,003	76,575,876	86,891,432	51,882,223

Increase in net assets	71,491,536	132,787,537	100,906,145	79,938,245

NET ASSETS:
Beginning of year	403,685,997	270,898,460	183,423,148	103,484,903

End of year	$475,177,533	$403,685,997	$284,329,293	$183,423,148

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(856,821)	$72,718	$653,565	$597,478

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,121,169	$1,257,068
Net realized gain (loss)	1,601,955	(10,407,197)
Net change in unrealized appreciation (depreciation)	16,434,759	33,051,080

Net increase in net assets resulting from operations	20,157,883	23,900,951

Distributions to shareholders:
From net investment income:
Class I Shares	(1,891,194)	(1,006,023)
Class R Shares	(201,178)	(7,794)

	(2,092,372)	(1,013,817)

Total distributions to shareholders	(2,092,372)	(1,013,817)

Capital share transactions (Note 3):
Class I Shares	(18,480,227)	31,019,217
Class R Shares	6,387,389	13,958,368

Net increase (decrease) in net assets resulting from capital share transactions	(12,092,838)	44,977,585

Increase in net assets	5,972,673	67,864,719

NET ASSETS:
Beginning of year	142,217,007	74,352,288

End of year	$148,189,680	$142,217,007

Undistributed net investment income included in net assets at end of year	$399,698	$393,200

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class I Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$11.03	$10.03		$10.59		$10.77		$11.18	$11.53

Income from investment operations:
Net investment income	0.20	0.19		0.21		0.34	(e)	0.44	0.43
Net realized and unrealized gain (loss)	0.49	1.00		(0.40)		(0.10	)(e)	0.23	0.12

Total from investment operations	0.69	1.19		(0.19)		0.24		0.67	0.55

Less distributions from:
Net investment income	(0.24)	(0.19)		(0.28)		(0.35)		(0.44)	(0.43)
Net realized gain	(0.30)	(0.00	)(f)	(0.09)		(0.07)		(0.64)	(0.47)

Total distributions	(0.54)	(0.19)		(0.37)		(0.42)		(1.08)	(0.90)

Net asset value, end of period	$11.18	$11.03		$10.03		$10.59		$10.77	$11.18

Total return	6.35%	11.95%		(1.78	)%(b)	2.25%		6.16%	4.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,871	$60,944		$40,509		$36,936		$32,763	$28,772
Ratio of expenses to average net assets(c)	0.82%	0.85%		0.85%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees	1.10%	n/a		n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.92%	1.81%		2.47%		3.19	%(e)	4.00%	3.63%
Ratio of net investment income to average net assets prior to waived fees	1.64%	n/a		n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	138%	29%		56%		116%		58%	55%

	LifePath Retirement Portfolio – Class R Shares
	Year ended Dec. 31, 2004	Period from Apr. 11, 2003 (g) to Dec. 31, 2003
Net asset value, beginning of period	$10.44	$9.05

Income from investment operations:
Net investment income	0.18	0.17
Net realized and unrealized gain	0.45	1.39

Total from investment operations	0.63	1.56

Less distributions from:
Net investment income	(0.22)	(0.17)
Net realized gain	(0.30)	(0.00	)(f)

Total distributions	(0.52)	(0.17)

Net asset value, end of period	$10.55	$10.44

Total return(i)	6.07%	16.75	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,064	$2,807
Ratio of expenses to average net assets(c)	1.07%	1.10%
Ratio of expenses to average net assets prior to waived fees	1.35%	n/a
Ratio of net investment income to average net assets(c)	1.69%	1.52%
Ratio of net investment income to average net assets prior to waived fees	1.41%	n/a
Portfolio turnover rate(d)	138%	29	%(h)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(f)	Rounds to less than $0.01.
(g)	Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.
(h)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.
(i)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class I Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$12.30	$10.82	$11.85		$12.46		$13.49	$14.29

Income from investment operations:
Net investment income	0.20	0.18	0.19		0.31	(e)	0.41	0.42
Net realized and unrealized gain (loss)	0.69	1.49	(1.00)		(0.46	)(e)	(0.16)	0.71

Total from investment operations	0.89	1.67	(0.81)		(0.15)		0.25	1.13

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.20)		(0.33)		(0.41)	(0.42)
Net realized gain	(0.21)	—	(0.02)		(0.13)		(0.87)	(1.51)

Total distributions	(0.45)	(0.19)	(0.22)		(0.46)		(1.28)	(1.93)

Net asset value, end of period	$12.74	$12.30	$10.82		$11.85		$12.46	$13.49

Total return	7.38%	15.66%	(6.85	)%(b)	(1.13)%		1.73%	7.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$296,439	$172,075	$121,627		$108,601		$89,988	$88,715
Ratio of expenses to average net assets(c)	0.81%	0.85%	0.86%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees	1.09%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.78%	1.64%	1.98%		2.59	%(e)	3.09%	2.80%
Ratio of net investment income to average net assets prior to waived fees	1.50%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	130%	23%	72%		86%		54%	49%

	LifePath 2010 Portfolio – Class R Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002 (f) to Dec. 31, 2002
Net asset value, beginning of period	$12.13	$10.67	$11.98

Income from investment operations:
Net investment income	0.18	0.16	0.13
Net realized and unrealized gain (loss)	0.68	1.47	(1.30)

Total from investment operations	0.86	1.63	(1.17)

Less distributions from:
Net investment income	(0.21)	(0.17)	(0.12)
Net realized gain	(0.21)	—	(0.02)

Total distributions	(0.42)	(0.17)	(0.14)

Net asset value, end of period	$12.57	$12.13	$10.67

Total return(h)	7.23%	15.45%	(9.72	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,957	$10,258	$28
Ratio of expenses to average net assets(c)	1.06%	1.10%	1.58%
Ratio of expenses to average net assets prior to waived fees	1.34%	n/a	n/a
Ratio of net investment income to average net assets(c)	1.56%	1.21%	1.84%
Ratio of net investment income to average net assets prior to waived fees	1.28%	n/a	n/a
Portfolio turnover rate(d)	130%	23%	72	%(g)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(f)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(g)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.
(h)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class I Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$14.13	$11.89	$13.52		$14.55		$16.18	$16.38

Income from investment operations:
Net investment income	0.21	0.19	0.17		0.23	(e)	0.31	0.32
Net realized and unrealized gain (loss)	1.09	2.24	(1.59)		(1.02	)(e)	(0.83)	1.47

Total from investment operations	1.30	2.43	(1.42)		(0.79)		(0.52)	1.79

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.21)		(0.24)		(0.31)	(0.32)
Net realized gain	—	—	—		(0.00	)(f)	(0.80)	(1.67)

Total distributions	(0.24)	(0.19)	(0.21)		(0.24)		(1.11)	(1.99)

Net asset value, end of period	$15.19	$14.13	$11.89		$13.52		$14.55	$16.18

Total return	9.27%	20.61%	(10.58	)%(b)	(5.44)%		(3.54)%	10.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$446,486	$386,387	$270,696		$319,935		$182,807	$143,052
Ratio of expenses to average net assets(c)	0.79%	0.85%	0.83%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees	1.07%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.49%	1.54%	1.59%		1.74	%(e)	1.99%	1.87%
Ratio of net investment income to average net assets prior to waived fees	1.21%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	140%	23%	67%		86%		39%	43%

	LifePath 2020 Portfolio – Class R Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002 (g) to Dec. 31, 2002
Net asset value, beginning of period	$13.59	$11.44	$13.45

Income from investment operations:
Net investment income	0.19	0.17	0.11
Net realized and unrealized gain (loss)	1.03	2.14	(1.99)

Total from investment operations	1.22	2.31	(1.88)

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.13)

Total distributions	(0.21)	(0.16)	(0.13)

Net asset value, end of period	$14.60	$13.59	$11.44

Total return(i)	9.01%	20.37%	(14.05	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,692	$17,299	$202
Ratio of expenses to average net assets(c)	1.04%	1.10%	1.59%
Ratio of expenses to average net assets prior to waived fees	1.32%	n/a	n/a
Ratio of net investment income to average net assets(c)	1.33%	1.26%	1.42%
Ratio of net investment income to average net assets prior to waived fees	1.05%	n/a	n/a
Portfolio turnover rate(d)	140%	23%	67	%(h)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(f)	Rounds to less than $0.01.
(g)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(h)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.
(i)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class I Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$14.13	$11.56	$13.69		$15.77		$17.84	$18.57

Income from investment operations:
Net investment income	0.19	0.18	0.13		0.18	(e)	0.23	0.26
Net realized and unrealized gain (loss)	1.32	2.55	(1.97)		(1.48	)(e)	(1.22)	2.22

Total from investment operations	1.51	2.73	(1.84)		(1.30)		(0.99)	2.48

Less distributions from:
Net investment income	(0.19)	(0.16)	(0.13)		(0.19)		(0.23)	(0.26)
Net realized gain	(0.58)	—	(0.16)		(0.59)		(0.85)	(2.95)

Total distributions	(0.77)	(0.16)	(0.29)		(0.78)		(1.08)	(3.21)

Net asset value, end of period	$14.87	$14.13	$11.56		$13.69		$15.77	$17.84

Total return	10.78%	23.86%	(13.46	)%(b)	(8.25)%		(5.99)%	13.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$265,166	$176,647	$103,485		$108,538		$79,665	$84,016
Ratio of expenses to average net assets(c)	0.78%	0.85%	0.84%		0.89%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees	1.06%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.37%	1.48%	1.28%		1.25	%(e)	1.32%	1.32%
Ratio of net investment income to average net assets prior to waived fees	1.09%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	138%	32%	68%		53%		27%	26%

	LifePath 2030 Portfolio – Class R Shares
	Year ended Dec. 31, 2004	Period from Apr. 8, 2003 (f) to Dec. 31, 2003
Net asset value, beginning of period	$13.94	$11.33

Income from investment operations:
Net investment income	0.15	0.17
Net realized and unrealized gain	1.30	2.59

Total from investment operations	1.45	2.76

Less distributions from:
Net investment income	(0.16)	(0.15)
Net realized gain	(0.58)	—

Total distributions	(0.74)	(0.15)

Net asset value, end of period	$14.65	$13.94

Total return(h)	10.51%	23.85	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,163	$6,776
Ratio of expenses to average net assets(c)	1.04%	1.10%
Ratio of expenses to average net assets prior to waived fees	1.32%	n/a
Ratio of net investment income to average net assets(c)	1.24%	1.27%
Ratio of net investment income to average net assets prior to waived fees	0.96%	n/a
Portfolio turnover rate(d)	138%	32	%(g)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(f)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
(g)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.
(h)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class I Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001	Year ended Feb. 29, 2000
Net asset value, beginning of period	$15.47	$12.27	$14.73		$16.74		$20.64	$20.25

Income from investment operations:
Net investment income	0.21	0.18	0.12		0.10	(e)	0.11	0.13
Net realized and unrealized gain (loss)	1.55	3.18	(2.48)		(1.93	)(e)	(2.20)	3.18

Total from investment operations	1.76	3.36	(2.36)		(1.83)		(2.09)	3.31

Less distributions from:
Net investment income	(0.20)	(0.16)	(0.10)		(0.10)		(0.10)	(0.13)
Net realized gain	—	—	—		(0.08)		(1.71)	(2.79)

Total distributions	(0.20)	(0.16)	(0.10)		(0.18)		(1.81)	(2.92)

Net asset value, end of period	$17.03	$15.47	$12.27		$14.73		$16.74	$20.64

Total return	11.43%	27.64%	(16.03	)%(b)	(10.89)%		(10.81)%	16.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$125,063	$127,357	$74,352		$84,961		$97,863	$122,683
Ratio of expenses to average net assets(c)	0.78%	0.85%	0.83%		0.90%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees	1.06%	n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.15%	1.36%	1.05%		0.64	%(e)	0.50%	0.59%
Ratio of net investment income to average net assets prior to waived fees	0.87%	n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(d)	147%	29%	62%		15%		20%	29%

	LifePath 2040 Portfolio – Class R Shares
	Year ended Dec. 31, 2004	Period from Apr. 8, 2003 (f) to Dec. 31, 2003
Net asset value, beginning of period	$14.89	$11.74

Income from investment operations:
Net investment income	0.16	0.17
Net realized and unrealized gain	1.48	3.13

Total from investment operations	1.64	3.30

Less distributions from:
Net investment income	(0.16)	(0.15)

Total distributions	(0.16)	(0.15)

Net asset value, end of period	$16.37	$14.89

Total return(h)	11.08%	27.65	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,126	$14,860
Ratio of expenses to average net assets(c)	1.03%	1.10%
Ratio of expenses to average net assets prior to waived fees	1.31%	n/a
Ratio of net investment income to average net assets(c)	1.06%	1.07%
Ratio of net investment income to average net assets prior to waived fees	0.78%	n/a
Portfolio turnover rate(d)	147%	29	%(g)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(f)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
(g)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.
(h)	Total return does not reflect the deduction of maximum sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2004, the Trust offered the following diversified funds: the Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees.

Under the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (53.68%, 63.68%, 65.54%, 65.74% and 63.24% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of December 31, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Dividends are determined separately for each class based on income and expenses allocable to each class.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

As of December 31, 2004, the tax year-end of the LifePath Portfolios, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Appreciation	Capital Gains (Losses) and Other Losses	Net Distributable Earnings
LifePath Retirement	$1,634,344	$4,541,576	$(1,676,615)	$4,499,305
LifePath 2010	367,931	19,441,766	(33,114)	19,776,583
LifePath 2020	10,756	71,853,664	(34,823,563)	37,040,857
LifePath 2030	919,923	20,475,368	951,379	22,346,670
LifePath 2040	464,795	39,796,851	(23,369,483)	16,892,163

The tax character of distributions paid for the years ended December 31, 2004 and December 31, 2003, were as follows:

Portfolio	Year Ended December 31, 2004	Year Ended December 31, 2003
LifePath Retirement
Distributions paid from:
Ordinary income	$3,747,894	$882,693
Long-term capital gain	1,915,561	—

Total Distributions	$5,663,455	$882,693

LifePath 2010
Distributions paid from:
Ordinary income	$7,068,214	$2,361,873
Long-term capital gain	5,001,108	—

Total Distributions	$12,069,322	$2,361,873

LifePath 2020
Distributions paid from:
Ordinary income	$9,371,504	$4,698,306

Total Distributions	$9,371,504	$4,698,306

LifePath 2030
Distributions paid from:
Ordinary income	$3,784,127	$1,616,198
Long-term capital gain	13,758,069	—

Total Distributions	$17,542,196	$1,616,198

LifePath 2040
Distributions paid from:
Ordinary income	$2,092,372	$1,013,817

Total Distributions	$2,092,372	$1,013,817

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended,

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

and to distribute annually substantially all of its income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a LifePath Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2004.

The LifePath Portfolios had tax basis net capital loss carryforwards as of December 31, 2004, the tax year-end of the LifePath Portfolios as follows:

Portfolio	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
LifePath 2020	$—	$3,530,823	$13,111,842	$—	$16,642,665
LifePath 2040	1,504,393	9,610,384	8,863,120	3,331,838	23,309,735

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

From November 1, 2004 to December 31, 2004, the LifePath Portfolios incurred net realized capital and foreign currency losses. As permitted by tax regulations, these LifePath Portfolios have elected to defer these losses and treat them as arising in the year ending December 31, 2005, as follows:

Portfolio	Deferred Net Realized Losses
LifePath Retirement	$1,676,615
LifePath 2010	33,114
LifePath 2020	18,180,898
LifePath 2030	17,957
LifePath 2040	59,748

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the year ended December 31, 2004 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$13,853
LifePath 2010 – Class R	35,308
LifePath 2020 – Class R	62,606
LifePath 2030 – Class R	34,470
LifePath 2040 – Class R	47,719

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the LifePath Portfolios were as follows:

	For the Year Ended December 31, 2004		For the Year Ended December 31, 2003
Portfolio	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	9,338,462	$103,574,213	3,427,752	$35,933,684
Shares issued in reinvestment of dividends and distributions	445,479	4,954,468	82,730	865,422
Shares redeemed	(7,181,876)	(79,769,862)	(2,022,072)	(20,991,198)

Net increase	2,602,065	$28,758,819	1,488,410	$15,807,908

Class R Shares:
Shares sold	780,984	$8,186,633	288,036	$2,991,563
Shares issued in reinvestment of dividends and distributions	26,585	279,233	173	1,769
Shares redeemed	(501,518)	(5,280,834)	(19,287)	(200,410)

Net increase	306,051	$3,185,032	268,922	$2,792,922

LifePath 2010
Class I Shares:
Shares sold	19,608,599	$242,682,348	5,768,098	$65,740,495
Shares issued in reinvestment of dividends and distributions	868,243	10,928,633	205,444	2,297,962
Shares redeemed	(11,207,783)	(140,045,514)	(3,227,171)	(36,210,175)

Net increase	9,269,059	$113,565,467	2,746,371	$31,828,282

Class R Shares:
Shares sold	1,037,184	$12,702,808	897,399	$10,255,964
Shares issued in reinvestment of dividends and distributions	43,025	534,339	3,029	35,022
Shares redeemed	(576,210)	(7,009,923)	(57,524)	(673,377)

Net increase	503,999	$6,227,224	842,904	$9,617,609

LifePath 2020
Class I Shares:
Shares sold	23,451,837	$336,429,515	8,753,756	$112,719,270
Shares issued in reinvestment of dividends and distributions	599,586	8,780,502	359,274	4,595,497
Shares redeemed	(21,988,934)	(323,998,876)	(4,543,429)	(56,794,498)

Net increase	2,062,489	$21,211,141	4,569,601	$60,520,269

Class R Shares:
Shares sold	1,526,727	$21,091,129	1,318,173	$16,876,422
Shares issued in reinvestment of dividends and distributions	27,532	389,049	4,836	62,743
Shares redeemed	(861,447)	(11,792,316)	(67,991)	(883,558)

Net increase	692,812	$9,687,862	1,255,018	$16,055,607

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	For the Year Ended December 31, 2004		For the Year Ended December 31, 2003
Portfolio	Shares	Amount	Shares	Amount
LifePath 2030
Class I Shares:
Shares sold	15,359,629	$220,621,937	5,834,479	$73,276,756
Shares issued in reinvestment of dividends and distributions	1,105,168	16,215,705	131,393	1,590,692
Shares redeemed	(11,129,957)	(161,713,705)	(2,414,007)	(29,300,593)

Net increase	5,334,840	$75,123,937	3,551,865	$45,566,855

Class R Shares:
Shares sold	1,135,664	$16,146,925	503,094	$6,543,212
Shares issued in reinvestment of dividends and distributions	60,145	870,691	584	7,424
Shares redeemed	(373,475)	(5,250,121)	(17,663)	(235,268)

Net increase	822,334	$11,767,495	486,015	$6,315,368

LifePath 2040
Class I Shares:
Shares sold	7,462,330	$117,597,151	4,353,309	$59,136,352
Shares issued in reinvestment of dividends and distributions	112,742	1,812,792	76,801	990,734
Shares redeemed	(8,461,377)	(137,890,170)	(2,258,532)	(29,107,869)

Net increase (decrease)	(886,305)	$(18,480,227)	2,171,578	$31,019,217

Class R Shares:
Shares sold	779,107	$11,876,660	1,057,657	$14,805,507
Shares issued in reinvestment of dividends and distributions	12,860	201,166	582	7,793
Shares redeemed	(377,493)	(5,690,437)	(60,085)	(854,932)

Net increase	414,474	$6,387,389	998,154	$13,958,368

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio, each a series of Barclays Global Investors Funds (the “Portfolios”), at December 31, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented after February 28, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Portfolios at February 28, 2001 and for the two years then ended were audited by other auditors whose report dated April 13, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 11, 2005

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION — UNAUDITED

Pursuant to Section 852 of the Internal Revenue Code (the “Code”), the LifePath Portfolios designate the following amounts as capital gains dividends for the tax year ended December 31, 2004:

Portfolio	Capital Gains Dividends
LifePath Retirement	$1,915,561
LifePath 2010	5,001,108
LifePath 2030	13,758,069

For corporate shareholders, the following percentages of the income dividends paid by the LifePath Portfolios during the tax year ended December 31, 2004 qualified for the dividends-received deduction:

Portfolio	Dividends- Received Deduction
LifePath Retirement	17.01%
LifePath 2010	29.98%
LifePath 2020	45.38%
LifePath 2030	44.30%
LifePath 2040	46.69%

Under Section 854(b)(2) of the Code, the LifePath Portfolios hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2004:

Portfolio	Qualified Dividend Income
LifePath Retirement	$409,645
LifePath 2010	1,828,547
LifePath 2020	4,052,238
LifePath 2030	2,580,396
LifePath 2040	1,862,211

In January 2005, shareholders should have received Form 1099-DIV which includes their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisers for information on the treatment of those amounts on their individual income tax returns.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the LifePath Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the LifePath Portfolios’ Trustees may be found in the LifePath Portfolios’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Lee T. Kranefuss,* 1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of MIP; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the LifePath Portfolios and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman,1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of MIP; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of MIP.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkeley: Haas School of Business; Sylvan Coleman Professor of Finance; Member, Council on Foreign Relations.	Trustee of MIP; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust (since 2001).

Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of MIP; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

L IFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 86.28%
Active Stock Master Portfolio(1)		$39,725,014
CoreAlpha Bond Master Portfolio(1)		116,326,624

TOTAL MASTER PORTFOLIOS		156,051,638

EXCHANGE-TRADED FUNDS – 13.29%
iShares MSCI EAFE Index Fund(1)(2)	97,058	15,553,544
iShares Russell 2000 Index Fund(1)(2)	33,096	4,285,932
iShares S&P MidCap 400 Index Fund(1)(2)	31,703	4,194,941

TOTAL EXCHANGE-TRADED FUNDS (Cost: $20,831,836)		24,034,417

SHORT-TERM INVESTMENTS – 3.70%

COMMERCIAL PAPER – 0.76%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$15,246	15,236
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	7,623	7,623
2.33%, 01/10/05(3)	15,246	15,240
Barton Capital Corp.
2.27%, 01/04/05(3)	31,210	31,208
2.27%, 01/10/05(3)	33,907	33,892
2.30%, 01/21/05(3)	12,326	12,313
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	37,354	37,350
2.29%, 01/07/05(3)	30,493	30,485
Cantabric Finance LLC
2.27%, 01/03/05(3)	15,856	15,856
2.28%, 01/03/05(3)	17,686	17,686
2.38%, 01/20/05(3)	30,493	30,459
Chariot Funding LLC
2.31%, 01/11/05(3)	23,240	23,228
Corporate Asset Funding
2.21%, 02/07/05(3)	22,870	22,821
2.26%, 02/03/05(3)	30,493	30,434
CRC Funding LLC
2.21%, 02/07/05(3)	7,623	7,607
Den Danske Bank NY
2.25%, 01/03/05(3)	7,623	7,623
DEPFA Bank PLC
2.28%, 05/03/05(3)	15,246	15,131
Edison Asset Securitization
2.26%, 05/04/05(3)	38,116	37,827
Fairway Finance Corp.
2.55%, 01/03/05(3)	29,403	29,403
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	6,099	6,095
2.30%, 02/02/05(3)	30,493	30,435
2.31%, 01/11/05(3)	30,863	30,848

Security	Principal	Value
COMMERCIAL PAPER (Continued)
2.33%, 01/12/05(3)	$14,214	$14,206
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	15,246	15,238
2.28%, 04/27/05(3)	22,870	22,705
Fortis Funding LLC
2.35%, 05/09/05(3)	42,690	42,339
Gemini Securitization Corp.
2.31%, 01/10/05(3)	15,246	15,240
General Electric Capital Corp.
2.24%, 02/02/05(3)	91,479	91,308
2.26%, 01/05/05(3)	30,493	30,489
2.29%, 01/24/05(3)	7,623	7,613
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	10,673	10,661
2.38%, 01/19/05(3)	12,197	12,184
GIRO Funding US Corp.
2.20%, 02/08/05(3)	16,931	16,893
2.30%, 02/02/05(3)	7,623	7,609
2.33%, 02/03/05(3)	7,623	7,608
Grampian Funding LLC
2.27%, 02/01/05(3)	22,870	22,828
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	12,701	12,695
2.30%, 02/01/05(3)	15,246	15,218
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	25,659	25,644
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	17,709	17,701
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	10,402	10,399
2.32%, 01/10/05(3)	15,681	15,674
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	19,820	19,785
Nationwide Building Society
2.21%, 02/10/05(3)	30,493	30,422
New Center Asset Trust
2.25%, 02/02/05(3)	28,663	28,610
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	15,307	15,291
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	15,246	15,231
2.30%, 02/02/05(3)	15,246	15,217
2.34%, 01/20/05(3)	22,870	22,844
Scaldis Capital LLC
2.28%, 01/07/05(3)	27,444	27,437
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	18,334	18,332
2.28%, 02/02/05(3)	19,438	19,401
Sydney Capital Corp.
2.25%, 01/18/05(3)	15,246	15,232
2.29%, 01/06/05(3)	22,418	22,414

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Tulip Funding Corp.
2.25%, 01/14/05(3)	$15,246	$15,237
2.35%, 01/13/05(3)	44,424	44,395
2.36%, 01/24/05(3)	30,493	30,451
UBS Finance (Delaware)
2.33%, 01/04/05(3)	60,986	60,982
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	15,246	15,245
2.30%, 01/07/05(3)	15,246	15,243
2.32%, 01/14/05(3)	15,246	15,236
Yorktown Capital LLC
2.32%, 01/10/05(3)	15,246	15,240
2.34%, 01/13/05(3)	7,623	7,618

		1,372,915

FLOATING RATE NOTES – 1.08%
American Express Credit Corp.
2.43%, 10/26/05(3)	60,986	61,011
Bank of Nova Scotia
2.34%, 09/26/05(3)	7,623	7,621
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	18,296	18,295
2.32%, 09/23/05(3)(4)	27,444	27,436
2.32%, 09/27/05(3)(4)	24,394	24,387
2.44%, 03/15/05(3)(4)	15,246	15,249
2.47%, 10/27/05(3)(4)	28,968	28,995
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	45,739	45,729
2.34%, 12/14/05(3)	27,444	27,435
2.36%, 10/31/05(3)	30,493	30,486
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	53,973	53,973
CC USA Inc.
2.06%, 07/29/05(3)(4)	30,493	30,488
2.27%, 05/04/05(3)(4)	30,493	30,491
Commodore CDO Ltd.
2.55%, 12/12/05(3)	7,623	7,623
Den Danske Bank NY
2.32%, 08/12/05(3)	30,493	30,487
2.33%, 10/17/05(3)	30,493	30,486
2.35%, 08/26/05(3)	30,493	30,487
DEPFA Bank PLC
2.47%, 09/15/05(3)	30,493	30,493
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	25,309	25,305
Fairway Finance LLC
2.35%, 03/14/05(3)	30,493	30,493
2.37%, 01/20/05(3)	15,246	15,246
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	60,986	60,986
Five Finance Inc.
2.37%, 04/29/05(3)(4)	24,394	24,394
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	17,489	17,489
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	30,493	30,493
K2 USA LLC
2.05%, 07/25/05(3)(4)	15,246	15,245
2.33%, 06/10/05(3)(4)	30,493	30,491
2.33%, 09/12/05(3)(4)	30,493	30,489
2.39%, 10/20/05(3)(4)	30,493	30,494
Links Finance LLC
2.12%, 04/25/05(3)	30,493	30,499
2.35%, 04/15/05(3)(4)	30,493	30,491
2.36%, 11/16/05(3)(4)	15,246	15,244
National City Bank (Ohio)
2.29%, 08/09/05(3)	30,493	30,488
2.35%, 06/23/05(3)	30,493	30,489
2.36%, 06/10/05(3)	15,246	15,249
Nationwide Building Society
2.40%, 01/06/06(3)(4)	30,493	30,493
2.58%, 01/27/06(3)(4)	51,838	51,844
Norddeutsche Landesbank
2.04%, 07/27/05(3)	30,493	30,487
Northern Rock PLC
2.02%, 01/13/05(3)	28,968	28,968
2.39%, 10/25/05(3)	60,986	60,986
Permanent Financing PLC
2.32%, 03/10/05(3)	30,493	30,493
2.34%, 09/12/05(3)	38,116	38,116
2.35%, 06/10/05(3)	13,722	13,722
Sedna Finance Inc.
2.37%, 01/10/06(3)	6,099	6,097
Sigma Finance Inc.
2.01%, 01/09/06(3)	30,493	30,486
2.28%, 12/06/05(3)(4)	30,493	30,484
2.34%, 10/07/05(3)(4)	10,673	10,670
2.39%, 08/17/05(3)	15,246	15,247
2.39%, 09/15/05(3)	38,116	38,119
2.47%, 11/28/05(3)(4)	30,493	30,518
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	25,309	25,309
2.30%, 04/07/05(3)(4)	11,191	11,191
2.33%, 02/25/05(3)(4)	17,076	17,076
2.36%, 01/18/05(3)(4)	13,417	13,417
2.37%, 09/15/05(3)(4)	26,834	26,831
2.39%, 07/25/05(3)(4)	30,493	30,491
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	45,739	45,739
2.40%, 01/25/05(3)	45,739	45,739
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	19,820	19,817
2.36%, 07/15/05(3)(4)	22,870	22,867
2.36%, 09/15/05(3)	22,870	22,867

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
FLOATING RATE NOTES (Continued)
2.36%, 10/14/05(3)(4)	$15,246	$15,245
2.38%, 01/17/06(3)(4)	10,673	10,672
2.45%, 06/15/05(3)(4)	15,246	15,245
White Pine Finance LLC
2.02%, 07/11/05(3)	7,623	7,623
2.24%, 11/01/05(3)(4)	15,551	15,547
2.27%, 07/05/05(3)	15,246	15,245
2.29%, 05/20/05(3)	13,722	13,721
2.35%, 04/15/05(3)(4)	22,870	22,868
2.37%, 06/15/05(3)(4)	12,502	12,502
2.37%, 01/13/06(3)(4)	30,493	30,490
2.38%, 03/29/05(3)	13,112	13,111
2.38%, 06/28/05(3)	20,430	20,428
2.38%, 08/26/05(3)(4)	15,246	15,245
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	21,772	21,772

		1,952,545

MEDIUM-TERM NOTES – 0.05%
CC USA Inc.
1.29%, 04/15/05(3)(4)	30,493	30,492
1.51%, 02/15/05(3)(4)	19,820	19,824
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	22,870	22,870
K2 USA LLC
1.46%, 01/12/05(3)(4)	15,246	15,246
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	7,623	7,624

		96,056

MONEY MARKET FUNDS – 1.12%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(1)(3)	121,972	121,972
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)(3)	1,586,286	1,586,286
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(1)(3)	304,930	304,930
BlackRock Temp Cash Money Market Fund(3)	5,687	5,687
Short Term Investment Co.- Prime Money Market Portfolio, Institutional Shares(3)	11,506	11,506

		2,030,381

REPURCHASE AGREEMENTS – 0.25%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(5)	$304,930	304,930

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(5)	$152,465	$152,465

		457,395

TIME DEPOSITS – 0.38%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	30,493	30,493
1.33%, 02/10/05(3)	15,246	15,246
1.39%, 02/02/05(3)	15,246	15,246
1.39%, 04/08/05(3)	21,345	21,344
2.63%, 01/04/05(3)	30,493	30,493
Bank of America N.A.
1.50%, 01/03/05(3)	31,203	31,203
Credit Suisse First Boston
2.34%, 01/14/05(3)	45,739	45,739
Fifth Third Bancorp
2.18%, 01/03/05(3)	30,493	30,493
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	19,516	19,515
Natexis Banques
2.32%, 02/02/05(3)	7,623	7,624
National City Bank (Ohio)
1.25%, 01/06/05(3)	30,493	30,493
Norddeutsche Landesbank
2.11%, 06/07/05(3)	30,493	30,490
Toronto-Dominion Bank
1.22%, 03/23/05(3)	53,363	53,361
1.34%, 02/10/05(3)	12,197	12,197
1.77%, 05/10/05(3)	15,246	15,246
1.90%, 05/11/05(3)	15,246	15,246
2.25%, 01/31/05(3)	15,246	15,246
2.30%, 05/12/05(3)	7,623	7,621
2.66%, 11/09/05(3)	30,493	30,489
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	30,493	30,493
2.67%, 11/09/05(3)	12,197	12,196
Washington Mutual Bank
2.27%, 02/02/05(3)	12,197	12,197
2.35%, 02/02/05(3)	48,789	48,788
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	121,972	121,972

		683,431

U.S. GOVERNMENT AGENCY NOTES – 0.06%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	21,345	21,364
1.80%, 01/18/05(3)	14,179	14,169
1.80%, 01/19/05(3)	15,246	15,234
2.06%, 05/31/05(3)	15,202	15,073

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES (Continued)
Federal National Mortgage Association
2.33%, 07/22/05(3)	$45,739	$45,149

		110,989

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,703,712)		6,703,712

TOTAL INVESTMENTS – 103.27%		186,789,767

Other Assets, Less Liabilities – (3.27%)		(5,916,127)

NET ASSETS – 100.00%		$180,873,640

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 82.52%
Active Stock Master Portfolio(1)		$151,493,416
CoreAlpha Bond Master Portfolio(1)		255,148,713

TOTAL MASTER PORTFOLIOS		406,642,129

EXCHANGE-TRADED FUNDS – 17.17%
iShares MSCI EAFE Index Fund(1)(2)	359,589	57,624,137
iShares Russell 2000 Index Fund(1)(2)	107,072	13,865,824
iShares S&P MidCap 400 Index Fund(1)(2)	99,155	13,120,190

TOTAL EXCHANGE-TRADED FUNDS (Cost: $73,257,051)		84,610,151

SHORT-TERM INVESTMENTS – 10.21%

COMMERCIAL PAPER – 2.41%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$132,060	132,035
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	66,030	66,026
2.33%, 01/10/05(3)	132,060	132,000
Barton Capital Corp.
2.27%, 01/04/05(3)	270,327	270,310
2.27%, 01/10/05(3)	293,692	293,562
2.30%, 01/21/05(3)	106,768	106,645
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	323,553	323,513
2.29%, 01/07/05(3)	264,121	264,053
Cantabric Finance LLC
2.27%, 01/03/05(3)	137,343	137,343
2.28%, 01/03/05(3)	153,190	153,190
2.38%, 01/20/05(3)	264,121	263,824
Chariot Funding LLC
2.31%, 01/11/05(3)	201,294	201,191
Corporate Asset Funding
2.21%, 02/07/05(3)	198,090	197,666
2.26%, 02/03/05(3)	264,121	263,607
CRC Funding LLC
2.21%, 02/07/05(3)	66,030	65,889
Den Danske Bank NY
2.25%, 01/03/05(3)	66,030	66,030
DEPFA Bank PLC
2.28%, 05/03/05(3)	132,060	131,059
Edison Asset Securitization
2.26%, 05/04/05(3)	330,151	327,643
Fairway Finance Corp.
2.55%, 01/03/05(3)	254,678	254,678
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	52,824	52,791
2.30%, 02/02/05(3)	264,121	263,614

Security	Prinicpal	Value
COMMERCIAL PAPER (Continued)
2.31%, 01/11/05(3)	$267,324	$267,187
2.33%, 01/12/05(3)	123,115	123,043
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	132,060	131,986
2.28%, 04/27/05(3)	198,090	196,660
Fortis Funding LLC
2.35%, 05/09/05(3)	369,769	366,728
Gemini Securitization Corp.
2.31%, 01/10/05(3)	132,060	132,002
General Electric Capital Corp.
2.24%, 02/02/05(3)	792,362	790,883
2.26%, 01/05/05(3)	264,121	264,087
2.29%, 01/24/05(3)	66,030	65,942
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	92,442	92,343
2.38%, 01/19/05(3)	105,648	105,537
GIRO Funding US Corp.
2.20%, 02/08/05(3)	146,648	146,325
2.30%, 02/02/05(3)	66,030	65,904
2.33%, 02/03/05(3)	66,030	65,898
Grampian Funding LLC
2.27%, 02/01/05(3)	198,090	197,728
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	110,012	109,962
2.30%, 02/01/05(3)	132,060	131,816
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	222,252	222,123
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	153,391	153,322
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	90,097	90,075
2.32%, 01/10/05(3)	135,827	135,766
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	171,678	171,369
Nationwide Building Society
2.21%, 02/10/05(3)	264,121	263,505
New Center Asset Trust
2.25%, 02/02/05(3)	248,273	247,808
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	132,583	132,447
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	132,060	131,925
2.30%, 02/02/05(3)	132,060	131,808
2.34%, 01/20/05(3)	198,090	197,872
Scaldis Capital LLC
2.28%, 01/07/05(3)	237,709	237,648
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	158,800	158,790
2.28%, 02/02/05(3)	168,366	168,046
Sydney Capital Corp.
2.25%, 01/18/05(3)	132,060	131,937
2.29%, 01/06/05(3)	194,181	194,144

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Tulip Funding Corp.
2.25%, 01/14/05(3)	$132,060	$131,970
2.35%, 01/13/05(3)	384,787	384,536
2.36%, 01/24/05(3)	264,121	263,757
UBS Finance (Delaware)
2.33%, 01/04/05(3)	528,241	528,207
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	132,060	132,044
2.30%, 01/07/05(3)	132,060	132,027
2.32%, 01/14/05(3)	132,060	131,967
Yorktown Capital LLC
2.32%, 01/10/05(3)	132,060	132,001
2.34%, 01/13/05(3)	66,030	65,987

		11,891,781

FLOATING RATE NOTES – 3.43%
American Express Credit Corp.
2.43%, 10/26/05(3)	528,241	528,456
Bank of Nova Scotia
2.34%, 09/26/05(3)	66,030	66,009
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	158,472	158,462
2.32%, 09/23/05(3)(4)	237,709	237,640
2.32%, 09/27/05(3)(4)	211,297	211,235
2.44%, 03/15/05(3)(4)	132,060	132,082
2.47%, 10/27/05(3)(4)	250,915	251,140
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	396,181	396,091
2.34%, 12/14/05(3)	237,709	237,636
2.36%, 10/31/05(3)	264,121	264,064
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	467,494	467,494
CC USA Inc.
2.06%, 07/29/05(3)(4)	264,121	264,076
2.27%, 05/04/05(3)(4)	264,121	264,103
Commodore CDO Ltd.
2.55%, 12/12/05(3)	66,030	66,030
Den Danske Bank NY
2.32%, 08/12/05(3)	264,121	264,073
2.33%, 10/17/05(3)	264,121	264,059
2.35%, 08/26/05(3)	264,121	264,070
DEPFA Bank PLC
2.47%, 09/15/05(3)	264,121	264,121
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	219,220	219,183
Fairway Finance LLC
2.35%, 03/14/05(3)	264,121	264,121
2.37%, 01/20/05(3)	132,060	132,060
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	528,241	528,241
Five Finance Inc.
2.37%, 04/29/05(3)(4)	211,297	211,290
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	151,486	151,486
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	264,121	264,121
K2 USA LLC
2.05%, 07/25/05(3)(4)	132,060	132,046
2.33%, 06/10/05(3)(4)	264,121	264,107
2.33%, 09/12/05(3)(4)	264,121	264,084
2.39%, 10/20/05(3)(4)	264,121	264,128
Links Finance LLC
2.12%, 04/25/05(3)	264,121	264,175
2.35%, 04/15/05(3)(4)	264,121	264,106
2.36%, 11/16/05(3)(4)	132,060	132,037
National City Bank (Ohio)
2.29%, 08/09/05(3)	264,121	264,073
2.35%, 06/23/05(3)	264,121	264,084
2.36%, 06/10/05(3)	132,060	132,078
Nationwide Building Society
2.40%, 01/06/06(3)(4)	264,121	264,121
2.58%, 01/27/06(3)(4)	449,005	449,056
Norddeutsche Landesbank
2.04%, 07/27/05(3)	264,121	264,068
Northern Rock PLC
2.02%, 01/13/05(3)	250,915	250,915
2.39%, 10/25/05(3)	528,241	528,241
Permanent Financing PLC
2.32%, 03/10/05(3)	264,121	264,121
2.34%, 09/12/05(3)	330,151	330,151
2.35%, 06/10/05(3)	118,854	118,854
Sedna Finance Inc.
2.37%, 01/10/06(3)	52,824	52,811
Sigma Finance Inc.
2.01%, 01/09/06(3)	264,121	264,063
2.28%, 12/06/05(3)(4)	264,121	264,044
2.34%, 10/07/05(3)(4)	92,442	92,421
2.39%, 08/17/05(3)	132,060	132,068
2.39%, 09/15/05(3)	330,151	330,173
2.47%, 11/28/05(3)(4)	264,121	264,335
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	219,220	219,217
2.30%, 04/07/05(3)(4)	96,932	96,930
2.33%, 02/25/05(3)(4)	147,908	147,903
2.36%, 01/18/05(3)(4)	116,213	116,213
2.37%, 09/15/05(3)(4)	232,426	232,401
2.39%, 07/25/05(3)(4)	264,121	264,106
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	396,181	396,181
2.40%, 01/25/05(3)	396,181	396,181
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	171,678	171,653
2.36%, 07/15/05(3)(4)	198,090	198,069
2.36%, 09/15/05(3)	198,090	198,063

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
FLOATING RATE NOTES (Continued)
2.36%, 10/14/05(3)(4)	$132,060	$132,050
2.38%, 01/17/06(3)(4)	92,442	92,442
2.45%, 06/15/05(3)(4)	132,060	132,047
White Pine Finance LLC
2.02%, 07/11/05(3)	66,030	66,027
2.24%, 11/01/05(3)(4)	134,702	134,666
2.27%, 07/05/05(3)	132,060	132,046
2.29%, 05/20/05(3)	118,854	118,850
2.35%, 04/15/05(3)(4)	198,090	198,079
2.37%, 06/15/05(3)(4)	108,289	108,289
2.37%, 01/13/06(3)(4)	264,121	264,092
2.38%, 03/29/05(3)	113,572	113,566
2.38%, 06/28/05(3)	176,961	176,943
2.38%, 08/26/05(3)(4)	132,060	132,043
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	188,582	188,582

		16,912,342

MEDIUM-TERM NOTES – 0.17%
CC USA Inc.
1.29%, 04/15/05(3)(4)	264,121	264,113
1.51%, 02/15/05(3)(4)	171,678	171,710
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	198,090	198,090
K2 USA LLC
1.46%, 01/12/05(3)(4)	132,060	132,060
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	66,030	66,030

		832,003

MONEY MARKET FUNDS – 2.00%
Barclays Global Investors Funds
Government Money Market Fund, Institutional Shares(1)(3)	1,056,483	1,056,483
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)(3)	5,996,269	5,996,269
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(1)(3)	2,641,206	2,641,206
BlackRock Temp Cash Money Market Fund(3)	49,256	49,256
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(3)	99,659	99,659

		9,842,873

REPURCHASE AGREEMENTS – 0.80%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(5)	$2,641,206	2,641,206

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(5)	$1,320,603	$1,320,603

		3,961,809

TIME DEPOSITS – 1.20%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	264,121	264,121
1.33%, 02/10/05(3)	132,060	132,058
1.39%, 02/02/05(3)	132,060	132,059
1.39%, 04/08/05(3)	184,884	184,877
2.63%, 01/04/05(3)	264,121	264,121
Bank of America N.A.
1.50%, 01/03/05(3)	270,271	270,271
Credit Suisse First Boston
2.34%, 01/14/05(3)	396,181	396,181
Fifth Third Bancorp
2.18%, 01/03/05(3)	264,121	264,121
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	169,037	169,033
Natexis Banques
2.32%, 02/02/05(3)	66,030	66,031
National City Bank (Ohio)
1.25%, 01/06/05(3)	264,121	264,121
Norddeutsche Landesbank
2.11%, 06/07/05(3)	264,121	264,098
Toronto-Dominion Bank
1.22%, 03/23/05(3)	462,211	462,194
1.34%, 02/10/05(3)	105,648	105,647
1.77%, 05/10/05(3)	132,060	132,056
1.90%, 05/11/05(3)	132,060	132,056
2.25%, 01/31/05(3)	132,060	132,060
2.30%, 05/12/05(3)	66,030	66,014
2.66%, 11/09/05(3)	264,121	264,087
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	264,121	264,121
2.67%, 11/09/05(3)	105,648	105,640
Washington Mutual Bank
2.27%, 02/02/05(3)	105,648	105,648
2.35%, 02/02/05(3)	422,593	422,590
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	1,056,483	1,056,483

		5,919,688

U.S. GOVERNMENT AGENCY NOTES – 0.20%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	184,884	185,050
1.80%, 01/18/05(3)	122,816	122,724
1.80%, 01/19/05(3)	132,060	131,955
2.06%, 05/31/05(3)	131,672	130,557

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES (Continued)
Federal National Mortgage Association
2.33%, 07/22/05(3)	$396,181	$391,064

		961,350

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,321,846)		50,321,846

TOTAL INVESTMENTS – 109.90%		541,574,126

Other Assets, Less Liabilities – (9.90%)		(48,797,481)

NET ASSETS – 100.00%		$492,776,645

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 78.09%
Active Stock Master Portfolio(1)		$318,736,881
CoreAlpha Bond Master Portfolio(1)		248,143,797

TOTAL MASTER PORTFOLIOS		566,880,678

EXCHANGE-TRADED FUNDS – 21.64%
iShares MSCI EAFE Index Fund(1)(2)	710,912	113,923,648
iShares Russell 2000 Index Fund(1)(2)	171,814	22,249,913
iShares S&P MidCap 400 Index Fund(1)(2)	157,998	20,906,295

TOTAL EXCHANGE-TRADED FUNDS (Cost: $135,197,510)		157,079,856

SHORT-TERM INVESTMENTS – 9.19%

COMMERCIAL PAPER – 2.16%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$173,759	173,726
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	86,880	86,875
2.33%, 01/10/05(3)	173,759	173,681
Barton Capital Corp.
2.27%, 01/04/05(3)	355,686	355,663
2.27%, 01/10/05(3)	386,427	386,257
2.30%, 01/21/05(3)	140,481	140,319
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	425,718	425,664
2.29%, 01/07/05(3)	347,519	347,431
Cantabric Finance LLC
2.27%, 01/03/05(3)	180,710	180,710
2.28%, 01/03/05(3)	201,561	201,561
2.38%, 01/20/05(3)	347,519	347,128
Chariot Funding LLC
2.31%, 01/11/05(3)	264,855	264,719
Corporate Asset Funding
2.21%, 02/07/05(3)	260,639	260,080
2.26%, 02/03/05(3)	347,519	346,843
CRC Funding LLC
2.21%, 02/07/05(3)	86,880	86,693
Den Danske Bank NY
2.25%, 01/03/05(3)	86,880	86,880
DEPFA Bank PLC
2.28%, 05/03/05(3)	173,759	172,442
Edison Asset Securitization
2.26%, 05/04/05(3)	434,399	431,099
Fairway Finance Corp.
2.55%, 01/03/05(3)	335,095	335,095
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	69,504	69,460
2.30%, 02/02/05(3)	347,519	346,853
2.31%, 01/11/05(3)	351,734	351,554
2.33%, 01/12/05(3)	161,989	161,895
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	173,759	173,661

Security	Principal	Value
COMMERCIAL PAPER (continued)
2.28%, 04/27/05(3)	$260,639	$258,757
Fortis Funding LLC
2.35%, 05/09/05(3)	486,526	482,525
Gemini Securitization Corp.
2.31%, 01/10/05(3)	173,759	173,681
General Electric Capital Corp.
2.24%, 02/02/05(3)	1,042,557	1,040,611
2.26%, 01/05/05(3)	347,519	347,475
2.29%, 01/24/05(3)	86,880	86,764
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	121,632	121,501
2.38%, 01/19/05(3)	139,008	138,861
GIRO Funding US Corp.
2.20%, 02/08/05(3)	192,953	192,528
2.30%, 02/02/05(3)	86,880	86,713
2.33%, 02/03/05(3)	86,880	86,705
Grampian Funding LLC
2.27%, 02/01/05(3)	260,639	260,163
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	144,749	144,684
2.30%, 02/01/05(3)	173,759	173,438
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	292,430	292,260
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	201,825	201,734
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	118,546	118,516
2.32%, 01/10/05(3)	178,715	178,634
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	225,887	225,480
Nationwide Building Society
2.21%, 02/10/05(3)	347,519	346,708
New Center Asset Trust
2.25%, 02/02/05(3)	326,668	326,055
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	174,448	174,268
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	173,759	173,582
2.30%, 02/02/05(3)	173,759	173,426
2.34%, 01/20/05(3)	260,639	260,351
Scaldis Capital LLC
2.28%, 01/07/05(3)	312,767	312,688
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	208,942	208,929
2.28%, 02/02/05(3)	221,529	221,109
Sydney Capital Corp.
2.25%, 01/18/05(3)	173,759	173,597
2.29%, 01/06/05(3)	255,496	255,447
Tulip Funding Corp.
2.25%, 01/14/05(3)	173,759	173,641
2.35%, 01/13/05(3)	506,286	505,956
2.36%, 01/24/05(3)	347,519	347,041
UBS Finance (Delaware)
2.33%, 01/04/05(3)	695,038	694,993

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	$173,759	$173,738
2.30%, 01/07/05(3)	173,759	173,715
2.32%, 01/14/05(3)	173,759	173,636
Yorktown Capital LLC
2.32%, 01/10/05(3)	173,759	173,681
2.34%, 01/13/05(3)	86,880	86,823

		15,646,703

FLOATING RATE NOTES – 3.06%
American Express Credit Corp.
2.43%, 10/26/05(3)	695,038	695,320
Bank of Nova Scotia
2.34%, 09/26/05(3)	86,880	86,852
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	208,511	208,498
2.32%, 09/23/05(3)(4)	312,767	312,677
2.32%, 09/27/05(3)(4)	278,015	277,934
2.44%, 03/15/05(3)(4)	173,759	173,787
2.47%, 10/27/05(3)(4)	330,143	330,439
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	521,278	521,160
2.34%, 12/14/05(3)	312,767	312,671
2.36%, 10/31/05(3)	347,519	347,445
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	615,108	615,108
CC USA Inc.
2.06%, 07/29/05(3)(4)	347,519	347,460
2.27%, 05/04/05(3)(4)	347,519	347,496
Commodore CDO Ltd.
2.55%, 12/12/05(3)	86,880	86,880
Den Danske Bank NY
2.32%, 08/12/05(3)	347,519	347,456
2.33%, 10/17/05(3)	347,519	347,437
2.35%, 08/26/05(3)	347,519	347,452
DEPFA Bank PLC
2.47%, 09/15/05(3)	347,519	347,519
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	288,441	288,392
Fairway Finance LLC
2.35%, 03/14/05(3)	347,519	347,519
2.37%, 01/20/05(3)	173,759	173,759
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	695,038	695,038
Five Finance Inc.
2.37%, 04/29/05(3)(4)	278,015	278,007
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	199,319	199,319
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	347,519	347,519
K2 USA LLC
2.05%, 07/25/05(3)(4)	173,759	173,740
2.33%, 06/10/05(3)(4)	347,519	347,501
2.33%, 09/12/05(3)(4)	347,519	347,472
2.39%, 10/20/05(3)(4)	347,519	347,528
Links Finance LLC
2.12%, 04/25/05(3)	347,519	347,589
2.35%, 04/15/05(3)(4)	347,519	347,500
2.36%, 11/16/05(3)(4)	173,759	173,729
National City Bank (Ohio)
2.29%, 08/09/05(3)	347,519	347,457
2.35%, 06/23/05(3)	347,519	347,470
2.36%, 06/10/05(3)	173,759	173,783
Nationwide Building Society
2.40%, 01/06/06(3)(4)	347,519	347,519
2.58%, 01/27/06(3)(4)	590,782	590,849
Norddeutsche Landesbank
2.04%, 07/27/05(3)	347,519	347,450
Northern Rock PLC
2.02%, 01/13/05(3)	330,143	330,143
2.39%, 10/25/05(3)	695,038	695,038
Permanent Financing PLC
2.32%, 03/10/05(3)	347,519	347,519
2.34%, 09/12/05(3)	434,399	434,399
2.35%, 06/10/05(3)	156,384	156,384
Sedna Finance Inc.
2.37%, 01/10/06(3)	69,504	69,486
Sigma Finance Inc.
2.01%, 01/09/06(3)	347,519	347,443
2.28%, 12/06/05(3)(4)	347,519	347,418
2.34%, 10/07/05(3)(4)	121,632	121,603
2.39%, 08/17/05(3)	173,759	173,769
2.39%, 09/15/05(3)	434,399	434,427
2.47%, 11/28/05(3)(4)	347,519	347,801
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	288,441	288,435
2.30%, 04/07/05(3)(4)	127,539	127,536
2.33%, 02/25/05(3)(4)	194,611	194,605
2.36%, 01/18/05(3)(4)	152,908	152,908
2.37%, 09/15/05(3)(4)	305,817	305,783
2.39%, 07/25/05(3)(4)	347,519	347,500
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	521,278	521,278
2.40%, 01/25/05(3)	521,278	521,278
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	225,887	225,853
2.36%, 07/15/05(3)(4)	260,639	260,611
2.36%, 09/15/05(3)	260,639	260,603
2.36%, 10/14/05(3)(4)	173,759	173,746
2.38%, 01/17/06(3)(4)	121,632	121,630
2.45%, 06/15/05(3)(4)	173,759	173,742
White Pine Finance LLC
2.02%, 07/11/05(3)	86,880	86,875
2.24%, 11/01/05(3)(4)	177,235	177,187
2.27%, 07/05/05(3)	173,759	173,740
2.29%, 05/20/05(3)	156,384	156,378
2.35%, 04/15/05(3)(4)	260,639	260,625
2.37%, 06/15/05(3)(4)	142,483	142,483
2.37%, 01/13/06(3)(4)	347,519	347,480
2.38%, 03/29/05(3)	149,433	149,425
2.38%, 06/28/05(3)	232,838	232,814
2.38%, 08/26/05(3)(4)	173,759	173,737
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	248,129	248,129

		22,252,542

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
MEDIUM-TERM NOTES – 0.15%
CC USA Inc.
1.29%, 04/15/05(3)(4)	$347,519	$347,509
1.51%, 02/15/05(3)(4)	225,887	225,929
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	260,639	260,639
K2 USA LLC
1.46%, 01/12/05(3)(4)	173,759	173,759
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	86,880	86,878

		1,094,714

MONEY MARKET FUNDS – 1.86%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(1)(3)	1,390,076	1,390,076
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)(3)	8,420,044	8,420,044
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(1)(3)	3,475,189	3,475,189
BlackRock Temp Cash Money Market Fund(3)	64,810	64,810
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(3)	131,128	131,128

		13,481,247

REPURCHASE AGREEMENTS – 0.72%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(5)	$3,475,189	3,475,189
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(5)	1,737,595	1,737,595

		5,212,784

TIME DEPOSITS – 1.07%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	347,519	347,519
1.33%, 02/10/05(3)	173,759	173,757
1.39%, 02/02/05(3)	173,759	173,757
1.39%, 04/08/05(3)	243,263	243,254
2.63%, 01/04/05(3)	347,519	347,519
Bank of America N.A.
1.50%, 01/03/05(3)	355,612	355,612
Credit Suisse First Boston
2.34%, 01/14/05(3)	521,278	521,278
Fifth Third Bancorp
2.18%, 01/03/05(3)	347,519	347,519
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	222,412	222,407
Natexis Banques
2.32%, 02/02/05(3)	86,880	86,880
National City Bank (Ohio)
1.25%, 01/06/05(3)	347,519	347,519
Norddeutsche Landesbank
2.11%, 06/07/05(3)	347,519	347,490

Security	Principal	Value
TIME DEPOSITS (Continued)
Toronto-Dominion Bank
1.22%, 03/23/05(3)	$608,158	$608,135
1.34%, 02/10/05(3)	139,008	139,005
1.77%, 05/10/05(3)	173,759	173,753
1.90%, 05/11/05(3)	173,759	173,753
2.25%, 01/31/05(3)	173,759	173,759
2.30%, 05/12/05(3)	86,880	86,858
2.66%, 11/09/05(3)	347,519	347,475
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	347,519	347,519
2.67%, 11/09/05(3)	139,008	138,996
Washington Mutual Bank
2.27%, 02/02/05(3)	139,008	139,008
2.35%, 02/02/05(3)	556,030	556,026
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	1,390,076	1,390,076

		7,788,874

U.S. GOVERNMENT AGENCY NOTES – 0.17%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	243,263	243,481
1.80%, 01/18/05(3)	161,596	161,476
1.80%, 01/19/05(3)	173,759	173,620
2.06%, 05/31/05(3)	173,249	171,781
Federal National Mortgage Association
2.33%, 07/22/05(3)	521,278	514,546

		1,264,904

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,741,768)		66,741,768

TOTAL INVESTMENTS – 108.92%		790,702,302

Other Assets, Less Liabilities – (8.92%)		(64,753,880)

NET ASSETS – 100.00%		$725,948,422

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 74.37%
Active Stock Master Portfolio(1)		$231,969,396
CoreAlpha Bond Master Portfolio(1)		89,511,935

TOTAL MASTER PORTFOLIOS		321,481,331

EXCHANGE-TRADED FUNDS – 25.21%
iShares MSCI EAFE Index Fund(1)(2)	505,531	81,011,343
iShares Russell 2000 Index Fund(1)(2)	111,094	14,386,673
iShares S&P MidCap 400 Index Fund(1)(2)	102,794	13,601,702

TOTAL EXCHANGE-TRADED FUNDS (Cost: $94,169,232)		108,999,718

SHORT-TERM INVESTMENTS – 7.19%

COMMERCIAL PAPER – 1.63%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$78,274	78,259
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	39,137	39,135
2.33%, 01/10/05(3)	78,274	78,239
Barton Capital Corp.
2.27%, 01/04/05(3)	160,227	160,217
2.27%, 01/10/05(3)	174,076	173,999
2.30%, 01/21/05(3)	63,283	63,210
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	191,775	191,751
2.29%, 01/07/05(3)	156,548	156,509
Cantabric Finance LLC
2.27%, 01/03/05(3)	81,405	81,405
2.28%, 01/03/05(3)	90,798	90,798
2.38%, 01/20/05(3)	156,548	156,372
Chariot Funding LLC
2.31%, 01/11/05(3)	119,310	119,249
Corporate Asset Funding
2.21%, 02/07/05(3)	117,411	117,160
2.26%, 02/03/05(3)	156,548	156,244
CRC Funding LLC
2.21%, 02/07/05(3)	39,137	39,053
Den Danske Bank NY
2.25%, 01/03/05(3)	39,137	39,137
DEPFA Bank PLC
2.28%, 05/03/05(3)	78,274	77,681
Edison Asset Securitization
2.26%, 05/04/05(3)	195,685	194,199
Fairway Finance Corp.
2.55%, 01/03/05(3)	150,952	150,952
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	31,310	31,290
2.30%, 02/02/05(3)	156,548	156,248
2.31%, 01/11/05(3)	158,447	158,366
2.33%, 01/12/05(3)	72,972	72,929
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	78,274	78,230
2.28%, 04/27/05(3)	117,411	116,564

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Fortis Funding LLC
2.35%, 05/09/05(3)	$219,168	$217,365
Gemini Securitization Corp.
2.31%, 01/10/05(3)	78,274	78,239
General Electric Capital Corp.
2.24%, 02/02/05(3)	469,645	468,768
2.26%, 01/05/05(3)	156,548	156,529
2.29%, 01/24/05(3)	39,137	39,085
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	54,792	54,733
2.38%, 01/19/05(3)	62,619	62,553
GIRO Funding US Corp.
2.20%, 02/08/05(3)	86,920	86,729
2.30%, 02/02/05(3)	39,137	39,062
2.33%, 02/03/05(3)	39,137	39,059
Grampian Funding LLC
2.27%, 02/01/05(3)	117,411	117,197
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	65,206	65,176
2.30%, 02/01/05(3)	78,274	78,129
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	131,732	131,656
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	90,917	90,876
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	53,402	53,388
2.32%, 01/10/05(3)	80,507	80,470
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	101,756	101,573
Nationwide Building Society
2.21%, 02/10/05(3)	156,548	156,183
New Center Asset Trust
2.25%, 02/02/05(3)	147,155	146,880
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	78,584	78,503
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	78,274	78,194
2.30%, 02/02/05(3)	78,274	78,124
2.34%, 01/20/05(3)	117,411	117,282
Scaldis Capital LLC
2.28%, 01/07/05(3)	140,894	140,858
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	94,123	94,117
2.28%, 02/02/05(3)	99,793	99,604
Sydney Capital Corp.
2.25%, 01/18/05(3)	78,274	78,201
2.29%, 01/06/05(3)	115,094	115,073
Tulip Funding Corp.
2.25%, 01/14/05(3)	78,274	78,220
2.35%, 01/13/05(3)	228,069	227,920
2.36%, 01/24/05(3)	156,548	156,333
UBS Finance (Delaware)
2.33%, 01/04/05(3)	313,097	313,076
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	78,274	78,264

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
2.30%, 01/07/05(3)	$78,274	$78,254
2.32%, 01/14/05(3)	78,274	78,219
Yorktown Capital LLC
2.32%, 01/10/05(3)	78,274	78,239
2.34%, 01/13/05(3)	39,137	39,112

		7,048,439

FLOATING RATE NOTES – 2.32%
American Express Credit Corp.
2.43%, 10/26/05(3)	313,097	313,225
Bank of Nova Scotia
2.34%, 09/26/05(3)	39,137	39,124
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	93,929	93,923
2.32%, 09/23/05(3)(4)	140,894	140,853
2.32%, 09/27/05(3)(4)	125,239	125,202
2.44%, 03/15/05(3)(4)	78,274	78,287
2.47%, 10/27/05(3)(4)	148,721	148,854
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	234,823	234,769
2.34%, 12/14/05(3)	140,894	140,850
2.36%, 10/31/05(3)	156,548	156,515
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	277,091	277,091
CC USA Inc.
2.06%, 07/29/05(3)(4)	156,548	156,522
2.27%, 05/04/05(3)(4)	156,548	156,538
Commodore CDO Ltd.
2.55%, 12/12/05(3)	39,137	39,137
Den Danske Bank NY
2.32%, 08/12/05(3)	156,548	156,520
2.33%, 10/17/05(3)	156,548	156,512
2.35%, 08/26/05(3)	156,548	156,518
DEPFA Bank PLC
2.47%, 09/15/05(3)	156,548	156,548
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	129,935	129,913
Fairway Finance LLC
2.35%, 03/14/05(3)	156,548	156,548
2.37%, 01/20/05(3)	78,274	78,274
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	313,097	313,097
Five Finance Inc.
2.37%, 04/29/05(3)(4)	125,239	125,235
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	89,788	89,788
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	156,548	156,548
K2 USA LLC
2.05%, 07/25/05(3)(4)	78,274	78,265
2.33%, 06/10/05(3)(4)	156,548	156,540
2.33%, 09/12/05(3)(4)	156,548	156,527
2.39%, 10/20/05(3)(4)	156,548	156,553
Links Finance LLC
2.12%, 04/25/05(3)	156,548	156,580
2.35%, 04/15/05(3)(4)	156,548	156,540
2.36%, 11/16/05(3)(4)	78,274	78,261
National City Bank (Ohio)
2.29%, 08/09/05(3)	156,548	156,520
2.35%, 06/23/05(3)	156,548	156,526
2.36%, 06/10/05(3)	78,274	78,285
Nationwide Building Society
2.40%, 01/06/06(3)(4)	156,548	156,548
2.58%, 01/27/06(3)(4)	266,132	266,162
Norddeutsche Landesbank
2.04%, 07/27/05(3)	156,548	156,517
Northern Rock PLC
2.02%, 01/13/05(3)	148,721	148,721
2.39%, 10/25/05(3)	313,097	313,097
Permanent Financing PLC
2.32%, 03/10/05(3)	156,548	156,548
2.34%, 09/12/05(3)	195,685	195,685
2.35%, 06/10/05(3)	70,447	70,447
Sedna Finance Inc.
2.37%, 01/10/06(3)	31,310	31,302
Sigma Finance Inc.
2.01%, 01/09/06(3)	156,548	156,514
2.28%, 12/06/05(3)(4)	156,548	156,503
2.34%, 10/07/05(3)(4)	54,792	54,779
2.39%, 08/17/05(3)	78,274	78,278
2.39%, 09/15/05(3)	195,685	195,698
2.47%, 11/28/05(3)(4)	156,548	156,676
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	129,935	129,933
2.30%, 04/07/05(3)(4)	57,453	57,452
2.33%, 02/25/05(3)(4)	87,667	87,665
2.36%, 01/18/05(3)(4)	68,881	68,882
2.37%, 09/15/05(3)(4)	137,763	137,747
2.39%, 07/25/05(3)(4)	156,548	156,540
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	234,823	234,823
2.40%, 01/25/05(3)	234,823	234,823
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	101,756	101,741
2.36%, 07/15/05(3)(4)	117,411	117,399
2.36%, 09/15/05(3)	117,411	117,395
2.36%, 10/14/05(3)(4)	78,274	78,268
2.38%, 01/17/06(3)(4)	54,792	54,791
2.45%, 06/15/05(3)(4)	78,274	78,266
White Pine Finance LLC
2.02%, 07/11/05(3)	39,137	39,135
2.24%, 11/01/05(3)(4)	79,840	79,819
2.27%, 07/05/05(3)	78,274	78,266
2.29%, 05/20/05(3)	70,447	70,444
2.35%, 04/15/05(3)(4)	117,411	117,405
2.37%, 06/15/05(3)(4)	64,185	64,185
2.37%, 01/13/06(3)(4)	156,548	156,531
2.38%, 03/29/05(3)	67,316	67,312
2.38%, 06/28/05(3)	104,887	104,877
2.38%, 08/26/05(3)(4)	78,274	78,264
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	111,776	111,776

		10,024,202

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
MEDIUM-TERM NOTES – 0.12%
CC USA Inc.
1.29%, 04/15/05(3)(4)	$156,548	$156,545
1.51%, 02/15/05(3)(4)	101,756	101,775
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	117,411	117,411
K2 USA LLC
1.46%, 01/12/05(3)(4)	78,274	78,274
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	39,137	39,136

		493,141

MONEY MARKET FUNDS – 1.64%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(1)(3)	626,194	626,194
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)(3)	4,818,482	4,818,482
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(1)(3)	1,565,484	1,565,484
BlackRock Temp Cash Money Market Fund(3)	29,195	29,195
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(3)	59,070	59,070

		7,098,425

REPURCHASE AGREEMENTS – 0.54%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(5)	$1,565,484	1,565,484
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(5)	782,742	782,742

		2,348,226

TIME DEPOSITS – 0.81%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	156,548	156,548
1.33%, 02/10/05(3)	78,274	78,273
1.39%, 02/02/05(3)	78,274	78,273
1.39%, 04/08/05(3)	109,584	109,580
2.63%, 01/04/05(3)	156,548	156,548
Bank of America N.A.
1.50%, 01/03/05(3)	160,194	160,194
Credit Suisse First Boston
2.34%, 01/14/05(3)	234,823	234,823
Fifth Third Bancorp
2.18%, 01/03/05(3)	156,548	156,548
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	100,191	100,189
Natexis Banques
2.32%, 02/02/05(3)	39,137	39,137
National City Bank (Ohio)
1.25%, 01/06/05(3)	156,548	156,548
Norddeutsche Landesbank
2.11%, 06/07/05(3)	156,548	156,535

Security	Principal	Value
TIME DEPOSITS (Continued)
Toronto-Dominion Bank
1.22%, 03/23/05(3)	$273,960	$273,949
1.34%, 02/10/05(3)	62,619	62,618
1.77%, 05/10/05(3)	78,274	78,271
1.90%, 05/11/05(3)	78,274	78,271
2.25%, 01/31/05(3)	78,274	78,274
2.30%, 05/12/05(3)	39,137	39,127
2.66%, 11/09/05(3)	156,548	156,529
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	156,548	156,548
2.67%, 11/09/05(3)	62,619	62,615
Washington Mutual Bank
2.27%, 02/02/05(3)	62,619	62,619
2.35%, 02/02/05(3)	250,477	250,475
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	626,194	626,194

		3,508,686

U.S. GOVERNMENT AGENCY NOTES – 0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	109,584	109,682
1.80%, 01/18/05(3)	72,795	72,740
1.80%, 01/19/05(3)	78,274	78,212
2.06%, 05/31/05(3)	78,044	77,383
Federal National Mortgage Association
2.33%, 07/22/05(3)	234,823	231,789

		569,806

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,090,925)		31,090,925

TOTAL INVESTMENTS – 106.77%		461,571,974

Other Assets, Less Liabilities – (6.77%)		(29,277,139)

NET ASSETS – 100.00%		$432,294,835

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 72.36%
Active Stock Master Portfolio(1)		$147,382,172
CoreAlpha Bond Master Portfolio(1)		22,376,000

TOTAL MASTER PORTFOLIOS		169,758,172

EXCHANGE-TRADED FUNDS – 27.13%
iShares MSCI EAFE Index Fund(1)(2)	291,960	46,786,590
iShares Russell 2000 Index Fund(1)(2)	66,747	8,643,737
iShares S&P MidCap 400 Index Fund(1)	62,075	8,213,764

TOTAL EXCHANGE-TRADED FUNDS (Cost: $55,179,812)		63,644,091

SHORT-TERM INVESTMENTS – 9.98%

COMMERCIAL PAPER – 2.34%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$60,858	60,847
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	30,429	30,428
2.33%, 01/10/05(3)	60,858	60,831
Barton Capital Corp.
2.27%, 01/04/05(3)	124,577	124,569
2.27%, 01/10/05(3)	135,344	135,284
2.30%, 01/21/05(3)	49,203	49,146
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	149,106	149,087
2.29%, 01/07/05(3)	121,717	121,686
Cantabric Finance LLC
2.27%, 01/03/05(3)	63,293	63,293
2.28%, 01/03/05(3)	70,596	70,596
2.38%, 01/20/05(3)	121,717	121,580
Chariot Funding LLC
2.31%, 01/11/05(3)	92,764	92,716
Corporate Asset Funding
2.21%, 02/07/05(3)	91,288	91,092
2.26%, 02/03/05(3)	121,717	121,480
CRC Funding LLC
2.21%, 02/07/05(3)	30,429	30,364
Den Danske Bank NY
2.25%, 01/03/05(3)	30,429	30,430
DEPFA Bank PLC
2.28%, 05/03/05(3)	60,858	60,397
Edison Asset Securitization
2.26%, 05/04/05(3)	152,146	150,990
Fairway Finance Corp.
2.55%, 01/03/05(3)	117,365	117,365
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	24,343	24,328
2.30%, 02/02/05(3)	121,717	121,484
2.31%, 01/11/05(3)	123,193	123,130
2.33%, 01/12/05(3)	56,736	56,703
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	60,858	60,825

Security	Principal	Value
COMMERCIAL PAPER (Continued)
2.28%, 04/27/05(3)	$91,288	$90,629
Fortis Funding LLC
2.35%, 05/09/05(3)	170,404	169,002
Gemini Securitization Corp.
2.31%, 01/10/05(3)	60,858	60,831
General Electric Capital Corp.
2.24%, 02/02/05(3)	365,150	364,469
2.26%, 01/05/05(3)	121,717	121,702
2.29%, 01/24/05(3)	30,429	30,389
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	42,601	42,555
2.38%, 01/19/05(3)	48,687	48,635
GIRO Funding US Corp.
2.20%, 02/08/05(3)	67,581	67,432
2.30%, 02/02/05(3)	30,429	30,371
2.33%, 02/03/05(3)	30,429	30,368
Grampian Funding LLC
2.27%, 02/01/05(3)	91,288	91,121
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	50,697	50,675
2.30%, 02/01/05(3)	60,858	60,746
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	102,422	102,363
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	70,688	70,657
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	41,520	41,510
2.32%, 01/10/05(3)	62,594	62,566
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	79,116	78,973
Nationwide Building Society
2.21%, 02/10/05(3)	121,717	121,433
New Center Asset Trust
2.25%, 02/02/05(3)	114,414	114,199
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	61,099	61,037
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	60,858	60,796
2.30%, 02/02/05(3)	60,858	60,742
2.34%, 01/20/05(3)	91,288	91,187
Scaldis Capital LLC
2.28%, 01/07/05(3)	109,545	109,517
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	73,181	73,176
2.28%, 02/02/05(3)	77,590	77,442
Sydney Capital Corp.
2.25%, 01/18/05(3)	60,858	60,801
2.29%, 01/06/05(3)	89,486	89,469
Tulip Funding Corp.
2.25%, 01/14/05(3)	60,858	60,817
2.35%, 01/13/05(3)	177,324	177,209
2.36%, 01/24/05(3)	121,717	121,549
UBS Finance (Delaware)
2.33%, 01/04/05(3)	243,434	243,418

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Variable Funding Capital Corp.
2.26%, 01//05(3)	$60,858	$60,851
2.30%, 01/07/05(3)	60,858	60,843
2.32%, 01/14/05(3)	60,858	60,815
Yorktown Capital LLC
2.32%, 01/10/05(3)	60,858	60,831
2.34%, 01/13/05(3)	30,429	30,409

		5,480,186

FLOATING RATE NOTES – 3.32%
American Express Credit Corp.
2.43%, 10/26/05(3)	243,434	243,533
Bank of Nova Scotia
2.34%, 09/26/05(3)	30,429	30,419
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	73,030	73,025
2.32%, 09/23/05(3)(4)	109,545	109,514
2.32%, 09/27/05(3)(4)	97,373	97,345
2.44%, 03/15/05(3)(4)	60,858	60,868
2.47%, 10/27/05(3)(4)	115,631	115,735
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	182,575	182,534
2.34%, 12/14/05(3)	109,545	109,511
2.36%, 10/31/05(3)	121,717	121,691
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	215,439	215,439
CC USA Inc.
2.06%, 07/29/05(3)(4)	121,717	121,696
2.27%, 05/04/05(3)(4)	121,717	121,709
Commodore CDO Ltd.
2.55%, 12/12/05(3)	30,429	30,430
Den Danske Bank NY
2.32%, 08/12/05(3)	121,717	121,695
2.33%, 10/17/05(3)	121,717	121,688
2.35%, 08/26/05(3)	121,717	121,693
DEPFA Bank PLC
2.47%, 09/15/05(3)	121,717	121,717
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	101,025	101,008
Fairway Finance LLC
2.35%, 03/14/05(3)	121,717	121,717
2.37%, 01/20/05(3)	60,858	60,859
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	243,434	243,434
Five Finance Inc.
2.37%, 04/29/05(3)(4)	97,373	97,370
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	69,811	69,811
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	121,717	121,717
K2 USA LLC
2.05%, 07/25/05(3)(4)	60,858	60,852
2.33%, 06/10/05(3)(4)	121,717	121,710
2.33%, 09/12/05(3)(4)	121,717	121,700
2.39%, 10/20/05(3)(4)	121,717	121,720
Links Finance LLC
2.12%, 04/25/05(3)	121,717	121,741
2.35%, 04/15/05(3)(4)	121,717	121,711
2.36%, 11/16/05(3)(4)	60,858	60,848
National City Bank (Ohio)
2.29%, 08/09/05(3)	121,717	121,695
2.35%, 06/23/05(3)	121,717	121,700
2.36%, 06/10/05(3)	60,858	60,867
Nationwide Building Society
2.40%, 01/06/06(3)(4)	121,717	121,717
2.58%, 01/27/06(3)(4)	206,919	206,942
Norddeutsche Landesbank
2.04%, 07/27/05(3)	121,717	121,693
Northern Rock PLC
2.02%, 01/13/05(3)	115,631	115,631
2.39%, 10/25/05(3)	243,434	243,434
Permanent Financing PLC
2.32%, 03/10/05(3)	121,717	121,717
2.34%, 09/12/05(3)	152,146	152,147
2.35%, 06/10/05(3)	54,773	54,773
Sedna Finance Inc.
2.37%, 01/10/06(3)	24,343	24,338
Sigma Finance Inc.
2.01%, 01/09/06(3)	121,717	121,690
2.28%, 12/06/05(3)(4)	121,717	121,681
2.34%, 10/07/05(3)(4)	42,601	42,591
2.39%, 08/17/05(3)	60,858	60,862
2.39%, 09/15/05(3)	152,146	152,156
2.47%, 11/28/05(3)(4)	121,717	121,816
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	101,025	101,023
2.30%, 04/07/05(3)(4)	44,670	44,669
2.33%, 02/25/05(3)(4)	68,161	68,159
2.36%, 01/18/05(3)(4)	53,555	53,555
2.37%, 09/15/05(3)(4)	107,111	107,099
2.39%, 07/25/05(3)(4)	121,717	121,710
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	182,575	182,575
2.40%, 01/25/05(3)	182,575	182,575
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	79,116	79,104
2.36%, 07/15/05(3)(4)	91,288	91,278
2.36%, 09/15/05(3)	91,288	91,275
2.36%, 10/14/05(3)(4)	60,858	60,854
2.38%, 01/17/06(3)(4)	42,601	42,600
2.45%, 06/15/05(3)(4)	60,858	60,852
White Pine Finance LLC
2.02%, 07/11/05(3)	30,429	30,427
2.24%, 11/01/05(3)(4)	62,076	62,059
2.27%, 07/05/05(3)	60,858	60,852
2.29%, 05/20/05(3)	54,773	54,771
2.35%, 04/15/05(3)(4)	91,288	91,283
2.37%, 06/15/05(3)(4)	49,904	49,904
2.37%, 01/13/06(3)(4)	121,717	121,703
2.38%, 03/29/05(3)	52,338	52,335
2.38%, 06/28/05(3)	81,550	81,542
2.38%, 08/26/05(3)(4)	60,858	60,851
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	86,906	86,906

		7,793,851

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
MEDIUM-TERM NOTES – 0.16%
CC USA Inc.
1.29%, 04/15/05(3)(4)	$121,717	$121,714
1.51%, 02/15/05(3)(4)	79,116	79,130
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	91,288	91,287
K2 USA LLC
1.46%, 01/12/05(3)(4)	60,858	60,858
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	30,429	30,429

		383,418

MONEY MARKET FUNDS – 2.03%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(1)(3)	486,867	486,867
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)(3)	2,991,589	2,991,589
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(1)(3)	1,217,168	1,217,168
BlackRock Temp Cash Money Market Fund(3)	22,699	22,699
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(3)	45,927	45,927

		4,764,250

REPURCHASE AGREEMENTS – 0.78%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(5)	$1,217,168	1,217,168
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(5)	608,584	608,584

		1,825,752

TIME DEPOSITS – 1.16%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	121,717	121,717
1.33%, 02/10/05(3)	60,858	60,857
1.39%, 02/02/05(3)	60,858	60,858
1.39%, 04/08/05(3)	85,202	85,198
2.63%, 01/04/05(3)	121,717	121,717
Bank of America N.A.
1.50%, 01/03/05(3)	124,551	124,551
Credit Suisse First Boston
2.34%, 01/14/05(3)	182,575	182,575
Fifth Third Bancorp
2.18%, 01/03/05(3)	121,717	121,717
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	77,899	77,897
Natexis Banques
2.32%, 02/02/05(3)	30,429	30,429
National City Bank (Ohio)
1.25%, 01/06/05(3)	121,717	121,717

Security	Principal	Value
TIME DEPOSITS (Continued)
Norddeutsche Landesbank
2.11%, 06/07/05(3)	$121,717	$121,707
Toronto-Dominion Bank
1.22%, 03/23/05(3)	213,004	212,996
1.34%, 02/10/05(3)	48,687	48,686
1.77%, 05/10/05(3)	60,858	60,856
1.90%, 05/11/05(3)	60,858	60,856
2.25%, 01/31/05(3)	60,858	60,859
2.30%, 05/12/05(3)	30,429	30,422
2.66%, 11/09/05(3)	121,717	121,702
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	121,717	121,717
2.67%, 11/09/05(3)	48,687	48,683
Washington Mutual Bank
2.27%, 02/02/05(3)	48,687	48,687
2.35%, 02/02/05(3)	194,747	194,745
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	486,867	486,867

		2,728,016

U.S. GOVERNMENT AGENCY NOTES – 0.19%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	85,202	85,278
1.80%, 01/18/05(3)	56,598	56,556
1.80%, 01/19/05(3)	60,858	60,810
2.06%, 05/31/05(3)	60,679	60,166
Federal National Mortgage Association
2.33%, 07/22/05(3)	182,575	180,217

		443,027

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,418,500)		23,418,500

TOTAL INVESTMENTS – 109.47%		256,820,763

Other Assets, Less Liabilities – (9.47%)		(22,209,900)

NET ASSETS – 100.00%		$234,610,863

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Shares	Value
COMMON STOCKS – 103.55%

AEROSPACE & DEFENSE – 1.08%
General Dynamics Corp.	15,545	$1,626,007
Goodrich (B.F.) Co.	66,292	2,163,771
Lockheed Martin Corp.	21,269	1,181,493
Rockwell Collins Inc.	70,117	2,765,414
United Defense Industries Inc.(1)	31,298	1,478,830

		9,215,515

AGRICULTURE – 1.38%
Altria Group Inc.	29,469	1,800,556
Monsanto Co.	44,119	2,450,810
Reynolds American Inc.(2)	49,598	3,898,403
UST Inc.	75,536	3,634,037

		11,783,806

AIRLINES – 0.26%
Southwest Airlines Co.	134,722	2,193,274

		2,193,274

APPAREL – 0.11%
Nike Inc. Class B	8,601	780,025
Timberland Co. Class A(1)	2,397	150,220

		930,245

AUTO MANUFACTURERS – 0.77%
Ford Motor Co.(2)	449,242	6,576,903

		6,576,903

AUTO PARTS & EQUIPMENT – 0.58%
American Axle & Manufacturing Holdings Inc.	26,047	798,601
Autoliv Inc.	49,986	2,414,324
Johnson Controls Inc.(2)	27,473	1,742,887

		4,955,812

BANKS – 5.65%
Bank of America Corp.	505,386	23,748,088
Fifth Third Bancorp(2)	39,186	1,852,714
North Fork Bancorp Inc.	3,418	98,609
Popular Inc.	1,950	56,219
U.S. Bancorp	167,125	5,234,355
Wachovia Corp.	185,796	9,772,870
Wells Fargo & Co.	120,254	7,473,786

		48,236,641

BEVERAGES – 3.70%
Anheuser-Busch Companies Inc.	157,350	7,982,366
Coca-Cola Co. (The)	289,057	12,033,443
Coca-Cola Enterprises Inc.	104,173	2,172,007
Pepsi Bottling Group Inc.(2)	231,055	6,247,727
PepsiAmericas Inc.	16,406	348,463
PepsiCo Inc.	52,952	2,764,094

		31,548,100

BIOTECHNOLOGY – 0.82%
Amgen Inc.(1)	22,189	1,423,424
Celgene Corp.(1)(2)	13,390	355,237
Genentech Inc.(1)(2)	96,247	5,239,687

		7,018,348

CHEMICALS – 0.62%
Engelhard Corp.	10,266	314,858
International Flavors & Fragrances Inc.(2)	33,590	1,438,996
PPG Industries Inc.	12,874	877,492
Sherwin-Williams Co. (The)	11,324	505,390
Sigma-Aldrich Corp.	18,189	1,099,707
Valspar Corp. (The)	21,161	1,058,262

		5,294,705

COMMERCIAL SERVICES – 2.20%
Accenture Ltd.(1)	246,319	6,650,613
Career Education Corp.(1)(2)	7,498	299,920
Cendant Corp.	424,915	9,934,513
Convergys Corp.(1)	88,184	1,321,878
Deluxe Corp.(2)	3,607	134,649
Rent-A-Center Inc.(1)	17,095	453,018

		18,794,591

COMPUTERS – 4.02%
Apple Computer Inc.(1)	52,024	3,350,346
Computer Sciences Corp.(1)	73,407	4,137,953
Dell Inc.(1)	3,983	167,844
EMC Corp.(1)	552,115	8,209,950
Hewlett-Packard Co.	180,165	3,778,060
International Business Machines Corp.	43,967	4,334,267
Sun Microsystems Inc.(1)	855,320	4,601,622
SunGard Data Systems Inc.(1)	157,480	4,461,408
Synopsys Inc.(1)	64,571	1,266,883

		34,308,333

COSMETICS & PERSONAL CARE – 1.46%
Gillette Co. (The)	197,621	8,849,468
Procter & Gamble Co.	65,703	3,618,921

		12,468,389

DISTRIBUTION & WHOLESALE – 0.12%
Grainger (W.W.) Inc.	11,436	761,866
Ingram Micro Inc. Class A(1)	13,072	271,898

		1,033,764

DIVERSIFIED FINANCIAL SERVICES – 10.47%
Citigroup Inc.	573,598	27,635,952
Countrywide Financial Corp.	57,615	2,132,331

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Federal Home Loan Mortgage Corp.	51,058	$3,762,975
Federal National Mortgage Association	200,178	14,254,675
Goldman Sachs Group Inc. (The)	68,538	7,130,694
JP Morgan Chase & Co.	375,700	14,656,057
MBNA Corp.	220,856	6,225,931
Morgan Stanley(2)	245,384	13,623,720

		89,422,335

ELECTRIC – 2.84%
Constellation Energy Group Inc.	54,168	2,367,683
Edison International	172,229	5,516,495
Energy East Corp.	6,108	162,961
Entergy Corp.	96,785	6,541,698
Exelon Corp.(2)	192,119	8,466,684
NiSource Inc.	27,148	618,431
NSTAR	5,987	324,974
TXU Corp.	4,189	270,442

		24,269,368

ELECTRONICS – 0.54%
Agilent Technologies Inc.(1)(2)	99,705	2,402,891
Parker Hannifin Corp.	16,070	1,217,142
Sanmina-SCI Corp.(1)	102,818	870,868
Symbol Technologies Inc.	4,511	78,040

		4,568,941

ENTERTAINMENT – 0.33%
GTECH Holdings Corp.	73,087	1,896,608
Regal Entertainment Group Class A(2)	45,244	938,813

		2,835,421

FOOD – 1.34%
Hershey Foods Corp.	2,128	118,189
Kellogg Co.	31,731	1,417,106
Pilgrim’s Pride Corp.(2)	10,234	313,979
SUPERVALU Inc.(2)	98,628	3,404,639
Tyson Foods Inc. Class A	196,424	3,614,202
Wrigley (William Jr.) Co.(2)	37,438	2,590,335

		11,458,450

FOREST PRODUCTS & PAPER – 0.58%
Georgia-Pacific Corp.	98,495	3,691,593
Louisiana-Pacific Corp.	48,235	1,289,804

		4,981,397

GAS – 0.05%
Sempra Energy	12,111	444,231

		444,231

HAND & MACHINE TOOLS – 0.75%
Black & Decker Corp.	72,145	6,372,568

		6,372,568

HEALTH CARE-PRODUCTS – 5.45%
Becton, Dickinson & Co.	171,287	9,729,102
Boston Scientific Corp.(1)	41,283	1,467,611
Johnson & Johnson(2)	375,653	23,823,913
Medtronic Inc.	222,811	11,067,022
Varian Medical Systems Inc.(1)	9,229	399,062

		46,486,710

HEALTH CARE-SERVICES – 2.23%
Coventry Health Care Inc.(1)	46,709	2,479,314
Humana Inc.(1)	87,845	2,608,118
UnitedHealth Group Inc.	157,987	13,907,596

		18,995,028

HOME BUILDERS – 0.88%
Centex Corp.	41,963	2,500,156
NVR Inc.(1)(2)	6,546	5,036,492

		7,536,648

HOME FURNISHINGS – 1.17%
Harman International Industries Inc.(2)	47,617	6,047,359
Whirlpool Corp.	57,489	3,978,814

		10,026,173

HOUSEHOLD PRODUCTS & WARES – 0.74%
Blyth Inc.	1,609	47,562
Clorox Co.(2)	103,087	6,074,917
Fortune Brands Inc.	2,975	229,611

		6,352,090

INSURANCE – 4.28%
ACE Ltd.	48,114	2,056,874
AFLAC Inc.	6,598	262,864
Allstate Corp. (The)	173,856	8,991,832
Ambac Financial Group Inc.	1,475	121,142
American International Group Inc.	243,742	16,006,537
Berkley (W.R.) Corp.	25,282	1,192,552
CIGNA Corp.	1,952	159,225
Cincinnati Financial Corp.	1,505	66,611
Everest Re Group Ltd.	34,708	3,108,448
HCC Insurance Holdings Inc.(2)	18,831	623,683
Lincoln National Corp.(2)	27,681	1,292,149
Marsh & McLennan Companies Inc.(2)	39,610	1,303,169
MetLife Inc.	17,697	716,905
Nationwide Financial Services Inc.	4,808	183,810
Reinsurance Group of America Inc.	4,185	202,763
XL Capital Ltd. Class A	2,996	232,639

		36,521,203

INTERNET – 0.52%
Amazon.com Inc.(1)(2)	30,041	1,330,516
Google Inc. Class A(1)(2)	6,188	1,194,903
Symantec Corp.(1)	20,280	522,413
VeriSign Inc.(1)	41,453	1,389,505

		4,437,337

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares	Value
INVESTMENT COMPANIES – 0.06%
American Capital Strategies Ltd.	16,480	$549,608

		549,608

IRON & STEEL – 0.12%
Nucor Corp.	19,276	1,008,906

		1,008,906

LEISURE TIME – 0.20%
Polaris Industries Inc.	2,801	190,524
Sabre Holdings Corp.(2)	68,599	1,520,154

		1,710,678

LODGING – 0.66%
Choice Hotels International Inc.	2,296	133,168
Harrah’s Entertainment Inc.(2)	82,310	5,505,716

		5,638,884

MACHINERY – 0.09%
AGCO Corp.(1)(2)	8,354	182,869
Rockwell Automation Inc.	11,088	549,410

		732,279

MANUFACTURING – 4.11%
General Electric Co.	581,319	21,218,144
3M Co.	169,220	13,887,885

		35,106,029

MEDIA – 3.25%
Comcast Corp. Class A(1)	32,559	1,083,564
EchoStar Communications Corp.	6,041	200,803
Fox Entertainment Group Inc. Class A(1)(2)	122,955	3,843,573
Hearst-Argyle Television Inc.	3,335	87,977
McGraw-Hill Companies Inc. (The)	74,792	6,846,460
Time Warner Inc.(1)	497,910	9,679,370
Viacom Inc. Class B	71,595	2,605,342
Walt Disney Co. (The)	121,588	3,380,146

		27,727,235

MINING – 1.08%
Phelps Dodge Corp.(2)	93,164	9,215,783

		9,215,783

OIL & GAS – 7.01%
Anadarko Petroleum Corp.	89,033	5,770,229
ChevronTexaco Corp.	10,691	561,384
ConocoPhillips	66,141	5,743,023
Devon Energy Corp.	13,734	534,527
Exxon Mobil Corp.	336,645	17,256,423
Marathon Oil Corp.	222,281	8,359,988
Occidental Petroleum Corp.	175,659	10,251,459
Pogo Producing Co.	32,908	1,595,709
Premcor Inc.	7,021	296,076
Valero Energy Corp.	209,500	9,511,300

		59,880,118

OIL & GAS SERVICES – 0.97%
Baker Hughes Inc.(2)	184,607	7,877,181
Varco International Inc.(1)	12,962	377,842

		8,255,023

PACKAGING & CONTAINERS – 0.04%
Pactiv Corp.(1)	12,886	325,887

		325,887

PHARMACEUTICALS – 5.42%
AmerisourceBergen Corp.	42,799	2,511,445
Cardinal Health Inc.(2)	83,678	4,865,876
Cephalon Inc.(1)(2)	7,511	382,160
Express Scripts Inc.(1)	1,527	116,724
Gilead Sciences Inc.(1)	4,801	167,987
King Pharmaceuticals Inc.(1)	4,632	57,437
Merck & Co. Inc.	438,252	14,085,419
Pfizer Inc.	381,404	10,255,954
Wyeth	324,272	13,810,744

		46,253,746

REAL ESTATE INVESTMENT TRUSTS – 0.06%
Health Care REIT Inc.(2)	6,836	260,793
Pan Pacific Retail Properties Inc.	3,796	238,009

		498,802

RETAIL – 7.17%
Barnes & Noble Inc.(1)	37,648	1,214,901
Brinker International Inc.(1)	44,249	1,551,812
Claire’s Stores Inc.	20,792	441,830
Costco Wholesale Corp.	94,820	4,590,236
Dollar General Corp.	167,295	3,474,717
Federated Department Stores Inc.	40,482	2,339,455
GameStop Corp. Class B(1)	15,013	336,441
Gap Inc. (The)	178,992	3,780,311
Home Depot Inc.	380,204	16,249,919
Lowe’s Companies Inc.	20,562	1,184,166
May Department Stores Co. (The)	218,873	6,434,866
Michaels Stores Inc.	11,284	338,181
Outback Steakhouse Inc.(2)	4,657	213,197
PETCO Animal Supplies Inc.(1)	1,234	48,718
RadioShack Corp.	12,131	398,867
Wal-Mart Stores Inc.	347,751	18,368,208
Wendy’s International Inc.	6,970	273,642

		61,239,467

SAVINGS & LOANS – 0.12%
Astoria Financial Corp.	3,450	137,897
Independence Community Bank Corp.	8,364	356,139
Washington Mutual Inc.	13,204	558,265

		1,052,301

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
SEMICONDUCTORS – 3.73%
Freescale Semiconductor Inc. Class B(1)	9,965	$182,957
Intel Corp.(2)	885,097	20,702,419
Micron Technology Inc.(1)	40,095	495,173
QLogic Corp.(1)	2,605	95,682
Texas Instruments Inc.	420,741	10,358,643

		31,834,874

SOFTWARE – 4.08%
Adobe Systems Inc.(2)	115,062	7,218,990
Autodesk Inc.	116,405	4,417,570
BMC Software Inc.(1)(2)	123,611	2,299,165
Intuit Inc.(1)(2)	47,112	2,073,399
Microsoft Corp.	689,129	18,406,636
Siebel Systems Inc.(1)	40,039	420,410

		34,836,170

TELECOMMUNICATIONS – 8.12%
Amdocs Ltd.(1)	46,047	1,208,734
AT&T Corp.	6,008	114,512
BellSouth Corp.(2)	241,190	6,702,670
Cisco Systems Inc.(1)(2)	991,478	19,135,525
Harris Corp.	44,933	2,776,410
Motorola Inc.	424,504	7,301,469
QUALCOMM Inc.	172,225	7,302,340
Scientific-Atlanta Inc.	97,926	3,232,537
Sprint Corp. (FON Group)	214,917	5,340,687
3Com Corp.(1)(2)	217,879	908,555
Verizon Communications Inc.(2)	378,012	15,313,266

		69,336,705

TRANSPORTATION – 2.32%
Alexander & Baldwin Inc.	3,243	137,568
Burlington Northern Santa Fe Corp.	73,212	3,463,660
FedEx Corp.	97,353	9,588,297
Hunt (J.B.) Transport Services Inc.	40,712	1,825,933
Overseas Shipholding Group Inc.	3,643	201,094
Ryder System Inc.	71,931	3,436,144
Union Pacific Corp.	17,054	1,146,882

		19,799,578

TOTAL COMMON STOCKS (Cost: $822,942,983)		884,068,399

SHORT-TERM INVESTMENTS – 6.15%

COMMERCIAL PAPER – 1.41%
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$134,038	134,013
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	67,019	67,015
2.33%, 01/10/05(3)	134,038	133,977

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Barton Capital Corp.
2.27%, 01/04/05(3)	$274,376	$274,359
2.27%, 01/10/05(3)	298,090	297,958
2.30%, 01/21/05(3)	108,367	108,242
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	328,399	328,358
2.29%, 01/07/05(3)	268,076	268,008
Cantabric Finance LLC
2.27%, 01/03/05(3)	139,400	139,400
2.28%, 01/03/05(3)	155,484	155,484
2.38%, 01/20/05(3)	268,076	267,775
Chariot Funding LLC
2.31%, 01/11/05(3)	204,309	204,204
Corporate Asset Funding
2.21%, 02/07/05(3)	201,057	200,626
2.26%, 02/03/05(3)	268,076	267,554
CRC Funding LLC
2.21%, 02/07/05(3)	67,019	66,875
Den Danske Bank NY
2.25%, 01/03/05(3)	67,019	67,019
DEPFA Bank PLC
2.28%, 05/03/05(3)	134,038	133,022
Edison Asset Securitization
2.26%, 05/04/05(3)	335,095	332,550
Fairway Finance Corp.
2.55%, 01/03/05(3)	258,492	258,492
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	53,615	53,581
2.30%, 02/02/05(3)	268,076	267,562
2.31%, 01/11/05(3)	271,328	271,189
2.33%, 01/12/05(3)	124,958	124,886
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	134,038	133,962
2.28%, 04/27/05(3)	201,057	199,605
Fortis Funding LLC
2.35%, 05/09/05(3)	375,307	372,220
Gemini Securitization Corp.
2.31%, 01/10/05(3)	134,038	133,978
General Electric Capital Corp.
2.24%, 02/02/05(3)	804,228	802,727
2.26%, 01/05/05(3)	268,076	268,042
2.29%, 01/24/05(3)	67,019	66,929
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	93,827	93,726
2.38%, 01/19/05(3)	107,230	107,117
GIRO Funding US Corp.
2.20%, 02/08/05(3)	148,844	148,516
2.30%, 02/02/05(3)	67,019	66,891
2.33%, 02/03/05(3)	67,019	66,885
Grampian Funding LLC
2.27%, 02/01/05(3)	201,057	200,689
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	111,659	111,609
2.30%, 02/01/05(3)	134,038	133,790

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	$225,581	$225,449
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	155,688	155,618
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	91,446	91,423
2.32%, 01/10/05(3)	137,861	137,799
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	174,249	173,935
Nationwide Building Society
2.21%, 02/10/05(3)	268,076	267,451
New Center Asset Trust
2.25%, 02/02/05(3)	251,992	251,519
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	134,569	134,431
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	134,038	133,901
2.30%, 02/02/05(3)	134,038	133,781
2.34%, 01/20/05(3)	201,057	200,835
Scaldis Capital LLC
2.28%, 01/07/05(3)	241,268	241,207
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	161,178	161,168
2.28%, 02/02/05(3)	170,888	170,563
Sydney Capital Corp.
2.25%, 01/18/05(3)	134,038	133,912
2.29%, 01/06/05(3)	197,090	197,052
Tulip Funding Corp.
2.25%, 01/14/05(3)	134,038	133,946
2.35%, 01/13/05(3)	390,549	390,294
2.36%, 01/24/05(3)	268,076	267,707
UBS Finance (Delaware)
2.33%, 01/04/05(3)	536,152	536,117
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	134,038	134,021
2.30%, 01/07/05(3)	134,038	134,004
2.32%, 01/14/05(3)	134,038	133,943
Yorktown Capital LLC
2.32%, 01/10/05(3)	134,038	133,978
2.34%, 01/13/05(3)	67,019	66,975

		12,069,864

FLOATING RATE NOTES – 2.01%
American Express Credit Corp.
2.43%, 10/26/05(3)	536,152	536,370
Bank of Nova Scotia
2.34%, 09/26/05(3)	67,019	66,997
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	160,846	160,835
2.32%, 09/23/05(3)(4)	241,268	241,199
2.32%, 09/27/05(3)(4)	214,461	214,398
2.44%, 03/15/05(3)(4)	134,038	134,060
2.47%, 10/27/05(3)(4)	254,672	254,901
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	402,114	402,023
2.34%, 12/14/05(3)	241,268	241,194
2.36%, 10/31/05(3)	268,076	268,019
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	474,495	474,495
CC USA Inc.
2.06%, 07/29/05(3)(4)	268,076	268,030
2.27%, 05/04/05(3)(4)	268,076	268,058
Commodore CDO Ltd.
2.55%, 12/12/05(3)	67,019	67,019
Den Danske Bank NY
2.32%, 08/12/05(3)	268,076	268,027
2.33%, 10/17/05(3)	268,076	268,013
2.35%, 08/26/05(3)	268,076	268,024
DEPFA Bank PLC
2.47%, 09/15/05(3)	268,076	268,076
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	222,503	222,465
Fairway Finance LLC
2.35%, 03/14/05(3)	268,076	268,076
2.37%, 01/20/05(3)	134,038	134,038
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	536,152	536,152
Five Finance Inc.
2.37%, 04/29/05(3)(4)	214,461	214,454
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	153,755	153,755
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	268,076	268,076
K2 USA LLC
2.05%, 07/25/05(3)(4)	134,038	134,023
2.33%, 06/10/05(3)(4)	268,076	268,062
2.33%, 09/12/05(3)(4)	268,076	268,039
2.39%, 10/20/05(3)(4)	268,076	268,083
Links Finance LLC
2.12%, 04/25/05(3)	268,076	268,130
2.35%, 04/15/05(3)(4)	268,076	268,062
2.36%, 11/16/05(3)(4)	134,038	134,015
National City Bank (Ohio)
2.29%, 08/09/05(3)	268,076	268,028
2.35%, 06/23/05(3)	268,076	268,038
2.36%, 06/10/05(3)	134,038	134,056
Nationwide Building Society
2.40%, 01/06/06(3)(4)	268,076	268,076
2.58%, 01/27/06(3)(4)	455,729	455,781
Norddeutsche Landesbank
2.04%, 07/27/05(3)	268,076	268,023
Northern Rock PLC
2.02%, 01/13/05(3)	254,672	254,672
2.39%, 10/25/05(3)	536,152	536,152
Permanent Financing PLC
2.32%, 03/10/05(3)	268,076	268,076

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
FLOATING RATE NOTES (Continued)
2.34%, 09/12/05(3)	$335,095	$335,095
2.35%, 06/10/05(3)	120,634	120,634
Sedna Finance Inc.
2.37%, 01/10/06(3)	53,615	53,601
Sigma Finance Inc.
2.01%, 01/09/06(3)	268,076	268,018
2.28%, 12/06/05(3)(4)	268,076	267,998
2.34%, 10/07/05(3)(4)	93,827	93,805
2.39%, 08/17/05(3)	134,038	134,045
2.39%, 09/15/05(3)	335,095	335,117
2.47%, 11/28/05(3)(4)	268,076	268,294
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	222,503	222,499
2.30%, 04/07/05(3)(4)	98,384	98,381
2.33%, 02/25/05(3)(4)	150,123	150,118
2.36%, 01/18/05(3)(4)	117,953	117,953
2.37%, 09/15/05(3)(4)	235,907	235,881
2.39%, 07/25/05(3)(4)	268,076	268,061
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	402,114	402,114
2.40%, 01/25/05(3)	402,114	402,114
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	174,249	174,223
2.36%, 07/15/05(3)(4)	201,057	201,035
2.36%, 09/15/05(3)	201,057	201,029
2.36%, 10/14/05(3)(4)	134,038	134,028
2.38%, 01/17/06(3)(4)	93,827	93,826
2.45%, 06/15/05(3)(4)	134,038	134,024
White Pine Finance LLC
2.02%, 07/11/05(3)	67,019	67,016
2.24%, 11/01/05(3)(4)	136,719	136,682
2.27%, 07/05/05(3)	134,038	134,023
2.29%, 05/20/05(3)	120,634	120,630
2.35%, 04/15/05(3)(4)	201,057	201,046
2.37%, 06/15/05(3)(4)	109,911	109,911
2.37%, 01/13/06(3)(4)	268,076	268,046
2.38%, 03/29/05(3)	115,273	115,267
2.38%, 06/28/05(3)	179,611	179,593
2.38%, 08/26/05(3)(4)	134,038	134,021
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	191,406	191,406

		17,165,604

MEDIUM-TERM NOTES – 0.10%
CC USA Inc.
1.29%, 04/15/05(3)(4)	268,076	268,069
1.51%, 02/15/05(3)(4)	174,249	174,281
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	201,057	201,057
K2 USA LLC
1.46%, 01/12/05(3)(4)	134,038	134,038
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	67,019	67,018

		844,463

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 1.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(3)(5)	1,072,304	$1,072,313
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(3)(5)	7,046,614	7,046,614
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(3)(5)	2,680,761	2,680,761
BlackRock Temp Cash Money Market Fund(3)	49,994	49,994
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(3)	101,152	101,152

		10,950,834

REPURCHASE AGREEMENTS – 0.47%
Goldman Sachs & Co.
2.29%, 01/03/05(3)(6)	$2,680,761	2,680,761
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(6)	1,340,380	1,340,380

		4,021,141

TIME DEPOSITS – 0.70%
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	268,076	268,076
1.33%, 02/10/05(3)	134,038	134,036
1.39%, 02/02/05(3)	134,038	134,036
1.39%, 04/08/05(3)	187,653	187,646
2.63%, 01/04/05(3)	268,076	268,076
Bank of America N.A.
1.50%, 01/03/05(3)	274,319	274,319
Credit Suisse First Boston
2.34%, 01/14/05(3)	402,114	402,114
Fifth Third Bancorp
2.18%, 01/03/05(3)	268,076	268,076
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	171,569	171,565
Natexis Banques
2.32%, 02/02/05(3)	67,019	67,020
National City Bank (Ohio)
1.25%, 01/06/05(3)	268,076	268,076
Norddeutsche Landesbank
2.11%, 06/07/05(3)	268,076	268,053
Toronto-Dominion Bank
1.22%, 03/23/05(3)	469,133	469,115
1.34%, 02/10/05(3)	107,230	107,229
1.77%, 05/10/05(3)	134,038	134,033
1.90%, 05/11/05(3)	134,038	134,033
2.25%, 01/31/05(3)	134,038	134,038
2.30%, 05/12/05(3)	67,019	67,002
2.66%, 11/09/05(3)	268,076	268,042
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	268,076	268,076
2.67%, 11/09/05(3)	107,230	107,221

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
TIME DEPOSITS (Continued)
Washington Mutual Bank
2.27%, 02/02/05(3)	$107,230	$107,230
2.35%, 02/02/05(3)	428,922	428,918
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	1,072,304	1,072,304

		6,008,334

U.S. GOVERNMENT AGENCY NOTES – 0.12%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	187,653	187,821
1.80%, 01/18/05(3)	124,655	124,562
1.80%, 01/19/05(3)	134,038	133,931
2.06%, 05/31/05(3)	133,644	132,512
Federal National Mortgage Association
2.33%, 07/22/05(3)	402,114	396,920

		975,746

U.S. TREASURY OBLIGATIONS – 0.06%
U.S. Treasury Bill
2.12%(7), 03/24/05(8)	500,000	497,600

		497,600

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,533,526)		52,533,586

TOTAL INVESTMENTS IN SECURITIES – 109.70% (Cost: $875,476,509)		936,601,985

Other Assets, Less Liabilities – (9.70%)		(82,795,110)

NET ASSETS – 100.00%		$853,806,875

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2004, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (03/18/05)	16	$4,854,800	$42,753

			$42,753

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 39.05%

AEROSPACE & DEFENSE – 0.08%
Armor Holdings Inc.
8.25%, 08/15/13	$500,000	$560,000

		560,000

AIRLINES – 0.44%
Continental Airlines Inc. Series 1997-4 Class 4A
6.90%, 01/02/18	2,023,895	2,028,828
Continental Airlines Inc. Series 2000-2 Class A1
7.71%, 04/02/21	1,153,293	1,150,025

		3,178,853

APPAREL – 0.03%
Russell Corp.
9.25%, 05/01/10	200,000	214,500

		214,500

AUTO MANUFACTURERS – 0.52%
DaimlerChrysler NA Holdings
4.75%, 01/15/08	1,000,000	1,021,352
6.50%, 11/15/13	2,500,000	2,711,537

		3,732,889

BANKS – 1.79%
Bank of America Corp.
3.25%, 08/15/08	2,000,000	1,965,890
Bank One Corp.
5.50%, 03/26/07	3,745,000	3,901,901
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,109,998
Popular North America Inc.
6.13%, 10/15/06	1,750,000	1,823,839
Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,127,950

		12,929,578

BIOTECHNOLOGY – 0.31%
Amgen Inc.
4.85%, 11/18/14(1)	2,250,000	2,249,872

		2,249,872

BUILDING MATERIALS – 0.22%
Masco Corp.
5.88%, 07/15/12	1,500,000	1,607,545

		1,607,545

CHEMICALS – 0.33%
Dow Chemical Co. (The)
7.38%, 11/01/29	1,250,000	1,516,604
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	580,000
Huntsman ICI Chemicals
10.13%, 07/01/09	305,000	321,012

		2,417,616

COMMERCIAL SERVICES – 0.16%
Cendant Corp.
7.38%, 01/15/13	1,000,000	1,156,833

		1,156,833

DISTRIBUTION & WHOLESALE – 0.07%
Wesco Distribution Inc.
9.13%, 06/01/08	500,000	515,000

		515,000

DIVERSIFIED FINANCIAL SERVICES – 9.50%
Alamosa Delaware Inc.
8.50%, 01/31/12	500,000	546,250
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,960,842
CIT Group Inc.
5.75%, 09/25/07	5,000,000	5,256,275
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,109,845
5.63%, 05/15/07	1,500,000	1,564,690
Ford Motor Credit Co.
5.70%, 01/15/10	1,500,000	1,513,654
5.80%, 01/12/09	7,750,000	7,921,600
6.88%, 02/01/06	2,000,000	2,060,400
General Electric Capital Corp.
2.80%, 01/15/07	6,500,000	6,413,758
General Motors Acceptance Corp.
6.13%, 01/22/08	500,000	514,664
6.75%, 01/15/06	1,000,000	1,025,880
6.88%, 08/28/12	2,250,000	2,297,205
Global Cash Access LLC
8.75%, 03/15/12	500,000	538,750
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,993,205
Household Finance Corp.
4.13%, 12/15/08	2,000,000	2,008,178
JP Morgan Chase & Co.
5.25%, 05/30/07	4,000,000	4,158,376
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	5,500,000	5,537,955
Meridian Funding Co. LLC
2.75%, 10/06/08(1)	3,000,000	2,996,505
Merrill Lynch & Co. Inc.
2.20%, 10/19/07	8,000,000	7,996,136
SLM Corp.
5.63%, 04/10/07	7,500,000	7,821,397

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Technical Olympic USA Inc.
9.00%, 07/01/10	$500,000	$535,000

		68,770,565

ELECTRIC – 1.05%
AES Corp.
8.75%, 05/15/13(1)	500,000	568,125
Constellation Energy Group Inc.
7.00%, 04/01/12	1,500,000	1,709,775
Edison Mission Energy
10.00%, 08/15/08	500,000	573,750
Exelon Generation Co. LLC
5.35%, 01/15/14	1,500,000	1,538,073
Reliant Energy Inc.
9.25%, 07/15/10	500,000	557,500
TXU Corp.
5.55%, 11/15/14(1)	1,000,000	993,410
TXU Energy Co.
7.00%, 03/15/13	1,500,000	1,675,276

		7,615,909

ELECTRICAL COMPONENTS & EQUIPMENT – 0.08%
Rayovac Corp.
8.50%, 10/01/13	500,000	555,000

		555,000

ENTERTAINMENT – 0.15%
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	540,000
Pinnacle Entertainment Inc.
8.25%, 03/15/12	500,000	531,250

		1,071,250

FOOD – 0.64%
Delhaize America Inc.
8.13%, 04/15/11	2,000,000	2,331,448
SUPERVALU Inc.
7.88%, 08/01/09	2,000,000	2,293,524

		4,624,972

FOREST PRODUCTS & PAPER – 1.55%
Georgia Pacific Corp.
8.13%, 05/15/11	1,500,000	1,725,000
MeadWestvaco Corp.
6.85%, 04/01/12	1,500,000	1,696,008
Westvaco Corp.
8.20%, 01/15/30	2,000,000	2,499,128
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,320,682
6.75%, 03/15/12	2,000,000	2,253,664
7.38%, 03/15/32	600,000	711,508

		11,205,990

HEALTH CARE-SERVICES – 1.16%
Humana Inc.
7.25%, 08/01/06	1,000,000	1,052,777
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,608,478
5.00%, 08/15/14	2,500,000	2,515,040
WellPoint Inc.
5.00%, 12/15/14(1)	1,250,000	1,246,065

		8,422,360

HOME BUILDERS – 0.31%
D.R. Horton Inc.
6.88%, 05/01/13	500,000	541,250
Pulte Homes Inc.
7.88%, 08/01/11	1,500,000	1,740,121

		2,281,371

HOUSEHOLD PRODUCTS & WARES – 0.72%
Clorox Co.
2.54%, 12/14/07(1)	5,250,000	5,247,139

		5,247,139

INSURANCE – 3.86%
AIG SunAmerica Global Finance IX
5.10%, 01/17/07(1)	5,000,000	5,155,450
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,744,710
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,422,778
ASIF Global Financing XVII
3.85%, 11/26/07(1)	5,250,000	5,270,050
Cincinnati Financial Corp.
6.13%, 11/01/34(1)	1,400,000	1,414,916
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,248,356
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,666,464

		27,922,724

IRON & STEEL – 0.36%
International Steel Group Inc.
6.50%, 04/15/14	2,000,000	2,145,000
United States Steel LLC
9.75%, 05/15/10	420,000	478,800

		2,623,800

LODGING – 0.82%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	1,750,000	1,811,469
7.13%, 06/01/07	1,250,000	1,339,033
Marriott International Inc.
7.00%, 01/15/08	2,530,000	2,757,811

		5,908,313

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
MACHINERY – 0.08%
Columbus McKinnon Corp.
10.00%, 08/01/10	$500,000	$562,500

		562,500

MANUFACTURING – 1.24%
Tyco International Group SA
6.38%, 02/15/06	6,000,000	6,199,920
6.38%, 10/15/11	2,500,000	2,760,140

		8,960,060

MEDIA – 1.46%
Charter Communications Holdings LLC
8.63%, 04/01/09	500,000	433,750
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	3,500,000	4,315,836
Cox Communications Inc.
7.13%, 10/01/12	500,000	560,431
7.75%, 08/15/06	1,000,000	1,063,684
CSC Holdings Inc.
7.63%, 04/01/11	500,000	538,750
Dex Media East LLC
12.13%, 11/15/12	325,000	396,094
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,670,505
6.75%, 03/30/06	1,000,000	1,041,915
XM Satellite Radio Inc.
7.66%, 05/01/09	500,000	514,375

		10,535,340

MINING – 0.08%
Phelps Dodge Corp.
8.75%, 06/01/11	500,000	609,637

		609,637

OFFICE & BUSINESS EQUIPMENT – 0.08%
Xerox Corp.
9.75%, 01/15/09	500,000	587,500

		587,500

OIL & GAS – 2.37%
Amerada Hess Corp.
7.88%, 10/01/29	1,100,000	1,301,527
Burlington Resources Finance Co.
7.20%, 08/15/31	1,250,000	1,491,491
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	523,750
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,600,000	3,070,223
Devon Financing Corp. ULC
6.88%, 09/30/11	3,250,000	3,680,810
Enterprise Products Operating LP
4.63%, 10/15/09(1)	2,000,000	1,996,866
Occidental Petroleum Corp.
6.75%, 01/15/12	765,000	868,406
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,127,500
Valero Energy Corp.
6.88%, 04/15/12	2,750,000	3,119,171

		17,179,744

PIPELINES – 0.67%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	560,000
Duke Capital LLC
5.67%, 08/15/14	2,000,000	2,063,702
Kinder Morgan Energy Partners LP
7.13%, 03/15/12(2)	1,500,000	1,714,833
Utilicorp United Inc.
7.63%, 11/15/09	500,000	522,500

		4,861,035

REAL ESTATE INVESTMENT TRUSTS – 1.24%
Duke Realty LP
2.78%, 12/22/06	4,250,000	4,247,624
iStar Financial Inc.
5.13%, 04/01/11	1,500,000	1,515,999
Simon Property Group LP
6.38%, 11/15/07	3,000,000	3,200,682

		8,964,305

RETAIL – 0.49%
Denny’s Corp./Holdings Inc.
10.00%, 10/01/12(1)	500,000	538,125
Tricon Global Restaurants
7.65%, 05/15/08	1,000,000	1,115,369
8.88%, 04/15/11	1,550,000	1,915,054

		3,568,548

TELECOMMUNICATIONS – 6.44%
American Tower Corp.
9.38%, 02/01/09	123,000	130,073
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,350,317
AT&T Wireless Services Inc.
7.35%, 03/01/06	1,000,000	1,046,139
7.88%, 03/01/11	2,000,000	2,357,234
BellSouth Corp.
4.75%, 11/15/12	2,250,000	2,263,815
British Telecom PLC
8.38%, 12/15/10	3,000,000	3,602,577
CenturyTel Inc.
7.88%, 08/15/12	1,200,000	1,412,178
Motorola Inc.
4.61%, 11/16/07	4,000,000	4,078,952

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
TELECOMMUNICATIONS (Continued)
Nextel Communications Inc.
5.95%, 03/15/14	$2,200,000	$2,277,000
NTL Cable PLC
8.75%, 04/15/14(1)(2)	500,000	563,750
Qwest Services Corp.
13.50%, 12/15/07(1)	500,000	571,250
SBC Communications Inc.
4.13%, 09/15/09	3,500,000	3,493,613
Sprint Capital Corp.
6.00%, 01/15/07	9,000,000	9,419,364
Telecom Italia Capital SA
4.95%, 09/30/14(1)	4,250,000	4,163,891
Verizon New York Inc.
7.38%, 04/01/32	1,750,000	2,007,350
Verizon New York Inc. Class A
6.88%, 04/01/12	7,000,000	7,857,346

		46,594,849

TRANSPORTATION – 0.75%
Burlington Northern and Santa Fe Railway Co.
4.88%, 01/15/15	1,250,000	1,245,393
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	1,500,000	1,621,359
FedEx Corp.
2.65%, 04/01/07	2,000,000	1,958,854
Norfolk Southern Corp.
8.63%, 05/15/10	500,000	602,120

		5,427,726

TOTAL CORPORATE BONDS & NOTES (Cost: $282,829,014)		282,663,323

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.35%

MORTGAGE-BACKED SECURITIES – 4.35%
Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	4,935,943	4,859,671
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1
5.00%, 08/25/19	5,991,694	6,036,632
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	10,394,514	10,491,443
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	3,704,349	3,722,966
MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class 2A1
2.56%, 11/25/34	972,107	972,448
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,614,677	2,591,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	2,875,282	2,851,023

		31,525,231

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $31,049,180)		31,525,231

FOREIGN GOVERNMENT BONDS & NOTES(8) – 0.73%
United Mexican States
8.38%, 01/14/11	4,500,000	5,285,250

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $5,299,494)		5,285,250

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.87%

MORTGAGE-BACKED SECURITIES – 41.43%
Federal Home Loan Mortgage Corp.
5.00%, 01/01/20(3)	15,700,000	15,935,500
5.00%, 10/01/33	9,663,826	9,616,891
5.00%, 02/01/34(3)	26,000,000	25,748,112
5.00%, 03/01/34	5,363,440	5,329,756
5.50%, 01/01/35(3)	23,400,000	23,765,625
6.00%, 08/01/34	40,408,717	41,763,143
6.50%, 05/01/34	14,526,867	15,246,913
Federal National Mortgage Association
4.00%, 04/15/20	1,754,333	1,761,276
5.00%, 06/15/16	10,044,810	10,297,163
5.00%, 09/01/18	12,605,453	12,819,266
5.00%, 01/01/20(3)	17,900,000	18,179,687
5.00%, 03/01/34	8,467,766	8,418,093
5.00%, 12/01/34(3)	5,000,000	5,090,699
5.00%, 01/01/35(3)	10,500,000	10,414,687
5.50%, 09/01/19	7,048,587	7,289,328
5.50%, 10/01/19	5,723,363	5,918,841
5.50%, 07/01/33	31,371,511	31,876,005
5.50%, 01/01/34	10,842,406	11,016,766
5.50%, 01/01/35(3)	21,800,000	22,127,000
6.50%, 09/01/34	16,537,269	17,348,295

		299,963,046

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.77%
Federal Home Loan Mortgage Corp.
4.00%, 01/15/19	3,000,000	3,005,382

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association
4.50%, 12/25/12	$1,528,000	$1,549,440
5.00%, 05/15/22	29,500,000	30,218,782
5.00%, 01/25/25	13,800,000	14,210,923

		48,984,527

U.S. GOVERNMENT SECURITIES – 10.67%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	35,050,000	37,900,546
6.13%, 08/15/29	7,800,000	9,157,684
U.S. Treasury Notes
1.63%, 02/28/06(4)	100,000	98,645
2.63%, 05/15/08(4)	398,000	389,107
3.13%, 04/15/09(4)	605,000	595,831
4.00%, 02/15/14(2)	29,500,000	29,093,225

		77,235,038

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $426,040,273)		426,182,611

SHORT-TERM INVESTMENTS – 22.64%

COMMERCIAL PAPER – 2.50%
Alpine Securitization Corp.
2.28%, 01/06/05(5)	200,663	200,625
Amsterdam Funding Corp.
2.25%, 01/04/05(5)	100,331	100,326
2.33%, 01/10/05(5)	200,663	200,572
Barton Capital Corp.
2.27%, 01/04/05(5)	410,757	410,731
2.27%, 01/10/05(5)	446,258	446,061
2.30%, 01/21/05(5)	162,232	162,045
Cancara Asset Securitisation LLC
2.25%, 01/05/05(5)	491,632	491,570
2.29%, 01/07/05(5)	401,326	401,224
Cantabric Finance LLC
2.27%, 01/03/05(5)	208,689	208,689
2.28%, 01/03/05(5)	232,769	232,769
2.38%, 01/20/05(5)	401,326	400,874
Chariot Funding LLC
2.31%, 01/11/05(5)	305,862	305,705
Corporate Asset Funding
2.21%, 02/07/05(5)	300,994	300,349
2.26%, 02/03/05(5)	401,326	400,544
CRC Funding LLC
2.21%, 02/07/05(5)	100,331	100,116
Den Danske Bank NY
2.25%, 01/03/05(5)	100,331	100,331
DEPFA Bank PLC
2.28%, 05/03/05(5)	200,663	199,141
Edison Asset Securitization
2.26%, 05/04/05(5)	501,657	497,846
Fairway Finance Corp.
2.55%, 01/03/05(5)	386,978	386,978
Falcon Asset Securitization Corp.
2.27%, 01/13/05(5)	80,265	80,214
2.30%, 02/02/05(5)	401,326	400,556
2.31%, 01/11/05(5)	406,194	405,985
2.33%, 01/12/05(5)	187,070	186,961
Ford Credit Auto Receivables
1.85%, 01/14/05(5)	200,663	200,549
2.28%, 04/27/05(5)	300,994	298,821
Fortis Funding LLC
2.35%, 05/09/05(5)	561,856	557,234
Gemini Securitization Corp.
2.31%, 01/10/05(5)	200,663	200,573
General Electric Capital Corp.
2.24%, 02/02/05(5)	1,203,977	1,201,729
2.26%, 01/05/05(5)	401,326	401,275
2.29%, 01/24/05(5)	100,331	100,197
Georgetown Funding Co. LLC
2.27%, 01/20/05(5)	140,464	140,313
2.38%, 01/19/05(5)	160,530	160,360
GIRO Funding US Corp.
2.20%, 02/08/05(5)	222,828	222,338
2.30%, 02/02/05(5)	100,331	100,139
2.33%, 02/03/05(5)	100,331	100,130
Grampian Funding LLC
2.27%, 02/01/05(5)	300,994	300,444
Jupiter Securitization Corp.
2.30%, 01/10/05(5)	167,160	167,085
2.30%, 02/01/05(5)	200,663	200,291
Kitty Hawk Funding Corp.
2.33%, 01/12/05(5)	337,707	337,511
Liberty Street Funding Corp.
2.31%, 01/10/05(5)	233,074	232,969
Mont Blanc Capital Corp.
2.27%, 01/07/05(5)	136,900	136,866
2.32%, 01/10/05(5)	206,386	206,293
Mortgage Interest Networking Trust
2.24%, 02/01/05(5)	260,862	260,391
Nationwide Building Society
2.21%, 02/10/05(5)	401,326	400,389
New Center Asset Trust
2.25%, 02/02/05(5)	377,246	376,539
Park Avenue Receivables Corp.
2.31%, 01/19/05(5)	201,457	201,251
Preferred Receivables Funding Corp.
2.30%, 01/19/05(5)	200,663	200,458
2.30%, 02/02/05(5)	200,663	200,278
2.34%, 01/20/05(5)	300,994	300,662
Scaldis Capital LLC
2.28%, 01/07/05(5)	361,193	361,101
Solitaire Funding Ltd.
2.28%, 01/04/05(5)	241,293	241,278
2.28%, 02/02/05(5)	255,829	255,343

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Sydney Capital Corp.
2.25%, 01/18/05(5)	$200,663	$200,475
2.29%, 01/06/05(5)	295,055	294,998
Tulip Funding Corp.
2.25%, 01/14/05(5)	200,663	200,525
2.35%, 01/13/05(5)	584,675	584,293
2.36%, 01/24/05(5)	401,326	400,773
UBS Finance (Delaware)
2.33%, 01/04/05(5)	802,651	802,599
Variable Funding Capital Corp.
2.26%, 01/05/05(5)	200,663	200,638
2.30%, 01/07/05(5)	200,663	200,611
2.32%, 01/14/05(5)	200,663	200,521
Yorktown Capital LLC
2.32%, 01/10/05(5)	200,663	200,572
2.34%, 01/13/05(5)	100,331	100,266

		18,069,290

FLOATING RATE NOTES – 3.55%
American Express Credit Corp.
2.43%, 10/26/05(5)	802,651	802,977
Bank of Nova Scotia
2.34%, 09/26/05(5)	100,331	100,300
Beta Finance Inc.
2.27%, 05/04/05(1)(5)	240,795	240,779
2.32%, 09/23/05(1)(5)	361,193	361,089
2.32%, 09/27/05(1)(5)	321,060	320,966
2.44%, 03/15/05(1)(5)	200,663	200,695
2.47%, 10/27/05(1)(5)	381,259	381,601
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(5)	601,988	601,852
2.34%, 12/14/05(5)	361,193	361,082
2.36%, 10/31/05(5)	401,326	401,240
Cancara Asset Securitisation LLC
2.80%, 02/15/05(5)	710,346	710,346
CC USA Inc.
2.06%, 07/29/05(1)(5)	401,326	401,257
2.27%, 05/04/05(1)(5)	401,326	401,299
Commodore CDO Ltd.
2.55%, 12/12/05(5)	100,331	100,331
Den Danske Bank NY
2.32%, 08/12/05(5)	401,326	401,253
2.33%, 10/17/05(5)	401,326	401,231
2.35%, 08/26/05(5)	401,326	401,249
DEPFA Bank PLC
2.47%, 09/15/05(5)	401,326	401,326
Dorada Finance Inc.
2.06%, 07/29/05(1)(5)	333,100	333,043
Fairway Finance LLC
2.35%, 03/14/05(5)	401,326	401,326
2.37%, 01/20/05(5)	200,663	200,663
Fifth Third Bancorp
2.38%, 11/23/05(1)(5)	802,651	802,651
Five Finance Inc.
2.37%, 04/29/05(1)(5)	321,060	321,050
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(5)	230,180	230,181
HBOS Treasury Services PLC
2.55%, 04/22/05(5)	401,326	401,326
K2 USA LLC
2.05%, 07/25/05(1)(5)	200,663	200,640
2.33%, 06/10/05(1)(5)	401,326	401,304
2.33%, 09/12/05(1)(5)	401,326	401,270
2.39%, 10/20/05(1)(5)	401,326	401,336
Links Finance LLC
2.12%, 04/25/05(5)	401,326	401,407
2.35%, 04/15/05(1)(5)	401,326	401,303
2.36%, 11/16/05(1)(5)	200,663	200,628
National City Bank (Ohio)
2.29%, 08/09/05(5)	401,326	401,254
2.35%, 06/23/05(5)	401,326	401,269
2.36%, 06/10/05(5)	200,663	200,690
Nationwide Building Society
2.40%, 01/06/06(1)(5)	401,326	401,326
2.58%, 01/27/06(1)(5)	682,253	682,330
Norddeutsche Landesbank
2.04%, 07/27/05(5)	401,326	401,246
Northern Rock PLC
2.02%, 01/13/05(5)	381,259	381,259
2.39%, 10/25/05(5)	802,651	802,651
Permanent Financing PLC
2.32%, 03/10/05(5)	401,326	401,326
2.34%, 09/12/05(5)	501,657	501,657
2.35%, 06/10/05(5)	180,596	180,596
Sedna Finance Inc.
2.37%, 01/10/06(5)	80,265	80,244
Sigma Finance Inc.
2.01%, 01/09/06(5)	401,326	401,238
2.28%, 12/06/05(1)(5)	401,326	401,208
2.34%, 10/07/05(1)(5)	140,464	140,431
2.39%, 08/17/05(5)	200,663	200,674
2.39%, 09/15/05(5)	501,657	501,690
2.47%, 11/28/05(1)(5)	401,326	401,652
Tango Finance Corp.
2.24%, 05/17/05(1)(5)	333,100	333,094
2.30%, 04/07/05(1)(5)	147,286	147,283
2.33%, 02/25/05(1)(5)	224,742	224,736
2.36%, 01/18/05(1)(5)	176,583	176,582
2.37%, 09/15/05(1)(5)	353,166	353,128
2.39%, 07/25/05(1)(5)	401,326	401,303
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(5)	601,988	601,988
2.40%, 01/25/05(5)	601,988	601,988
WhistleJacket Capital LLC
2.32%, 12/08/05(1)(5)	260,862	260,822
2.36%, 07/15/05(1)(5)	300,994	300,962

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Shares or Principal	Value
FLOATING RATE NOTES (Continued)
2.36%, 09/15/05(5)	$300,994	$300,952
2.36%, 10/14/05(1)(5)	200,663	200,647
2.38%, 01/17/06(1)(5)	140,464	140,462
2.45%, 06/15/05(1)(5)	200,663	200,642
White Pine Finance LLC
2.02%, 07/11/05(5)	100,331	100,326
2.24%, 11/01/05(1)(5)	204,676	204,621
2.27%, 07/05/05(5)	200,663	200,641
2.29%, 05/20/05(5)	180,596	180,590
2.35%, 04/15/05(1)(5)	300,994	300,977
2.37%, 06/15/05(1)(5)	164,543	164,543
2.37%, 01/13/06(1)(5)	401,326	401,281
2.38%, 03/29/05(5)	172,570	172,561
2.38%, 06/28/05(5)	268,888	268,861
2.38%, 08/26/05(1)(5)	200,663	200,637
Winston Funding Ltd.
2.16%, 01/23/05(1)(5)	286,546	286,546

		25,697,915

MEDIUM-TERM NOTES – 0.18%
CC USA Inc.
1.29%, 04/15/05(1)(5)	401,326	401,315
1.51%, 02/15/05(1)(5)	260,862	260,909
Dorada Finance Inc.
1.48%, 01/18/05(1)(5)	300,994	300,994
K2 USA LLC
1.46%, 01/12/05(1)(5)	200,663	200,662
WhistleJacket Capital LLC
1.32%, 02/04/05(1)(5)	100,331	100,330

		1,264,210

MONEY MARKET FUNDS – 14.14%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(5)(6)	1,605,302	1,605,302
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(5)(6)	96,522,165	96,522,165
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(5)(6)	4,013,256	4,013,256
BlackRock Temp Cash Money Market Fund(5)	74,844	74,844
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares(5)	151,430	151,430

		102,366,997

REPURCHASE AGREEMENTS – 0.83%
Goldman Sachs & Co.
2.29%, 01/03/05(5)(7)	$4,013,255	4,013,256
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(5)(7)	2,006,628	2,006,628

		6,019,884

Security	Principal	Value
TIME DEPOSITS – 1.24%
Abbey National Treasury Services PLC
1.25%, 01/06/05(5)	$401,326	$401,326
1.33%, 02/10/05(5)	200,663	200,660
1.39%, 02/02/05(5)	200,663	200,660
1.39%, 04/08/05(5)	280,928	280,917
2.63%, 01/04/05(5)	401,326	401,326
Bank of America N.A.
1.50%, 01/03/05(5)	410,671	410,671
Credit Suisse First Boston
2.34%, 01/14/05(5)	601,988	601,988
Fifth Third Bancorp
2.18%, 01/03/05(5)	401,326	401,326
HBOS Treasury Services PLC
1.24%, 04/01/05(5)	256,848	256,842
Natexis Banques
2.32%, 02/02/05(5)	100,331	100,332
National City Bank (Ohio)
1.25%, 01/06/05(5)	401,326	401,326
Norddeutsche Landesbank
2.11%, 06/07/05(5)	401,326	401,292
Toronto-Dominion Bank
1.22%, 03/23/05(5)	702,320	702,293
1.34%, 02/10/05(5)	160,530	160,528
1.77%, 05/10/05(5)	200,663	200,656
1.90%, 05/11/05(5)	200,663	200,656
2.25%, 01/31/05(5)	200,663	200,663
2.30%, 05/12/05(5)	100,331	100,307
2.66%, 11/09/05(5)	401,326	401,275
UBS Finance (Connecticut)
2.32%, 01/07/05(5)	401,326	401,326
2.67%, 11/09/05(5)	160,530	160,517
Washington Mutual Bank
2.27%, 02/02/05(5)	160,530	160,530
2.35%, 02/02/05(5)	642,121	642,116
Wells Fargo Bank N.A.
2.34%, 01/26/05(5)	1,605,302	1,605,302

		8,994,835

U.S. GOVERNMENT AGENCY NOTES – 0.20%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(5)	280,928	281,179
1.80%, 01/18/05(5)	186,616	186,477
1.80%, 01/19/05(5)	200,663	200,502
2.06%, 05/31/05(5)	200,073	198,378
Federal National Mortgage Association
2.33%, 07/22/05(5)	601,988	594,213

		1,460,749

TOTAL SHORT-TERM INVESTMENTS (Cost: $163,873,880)		163,873,880

TOTAL INVESTMENTS IN SECURITIES – 125.64% (Cost: $909,091,841)		909,530,295

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Principal	Value
SECURITIES SOLD SHORT

U.S. GOVERNMENT AGENCY OBLIGATIONS – (4.64%)
Federal National Mortgage Association
4.50%, 02/01/19(3)	$(33,800,000)	$(33,620,454)

		(33,620,454)

TOTAL SECURITIES SOLD SHORT (Proceeds: $33,615,156)		(33,620,454)

Other Assets, Less Liabilities – (21.00%)		(152,002,792)

NET ASSETS – 100.00%		$723,907,049

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	To-be-announced (TBA). See Note 1.
(4)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(6)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.
(8)	Investments are denominated in U.S. dollars.

As of December 31, 2004, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (03/31/05)	176	$19,277,500	$5,797
U.S. 10-Year Note (03/31/05)	124	13,880,250	(4,948)
U.S. 2-Year Note (03/31/05)	(59)	(12,366,031)	14
U.S. Long Bond (03/31/05)	(11)	(1,237,500)	16,464
90-Day Euro (03/13/06)	(210)	(50,570,625)	54,168

			$71,495

As of December 31, 2004, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with J.P. Morgan Chase & Co. dated 10/22/04 to receive 1.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cummins, Inc. 7.125% due 3/1/28. Expiring 12/20/09.	$3,500,000	$30,870
Agreement with J.P. Morgan Chase & Co. dated 12/2/04 to receive 1.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Altria Group, Inc. 7.00% due 11/4/13. Expiring 12/20/09.	1,250,000	1,814
Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	3,295
Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	(7,820)
Agreement with J.P. Morgan Chase & Co. dated 12/23/04 to receive 0.88% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Electronic Data Systems Corp. 6.00% due 8/1/13. Expiring 3/20/10.	2,750,000	(5,729)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.950% due 4/25/14. Expiring 3/20/07.	$2,000,000	$4,574
Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.000% due 12/15/10. Expiring 12/20/09.	2,000,000	46,943
Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cendant Corp. 7.375% due 1/15/13. Expiring 3/20/05.	5,500,000	2,220
Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.32% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Chemical Co. 6.00% due 10/1/12. Expiring 3/20/05.	5,000,000	13,851
Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.8% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Sprint Capital Corp. 8.375% due 3/15/12. Expiring 3/20/07.	6,000,000	76,752
Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to receive 4.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of the Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	6,750,000	208,288

		$375,058

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.4625%. Expiring 6/23/09.	$18,200,000	$589,740

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2004

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$116,326,624	64.31%
Domestic Equity	48,205,887	26.65
Foreign Equity	15,553,544	8.60
Short-Term and Other Net Assets	787,585	0.44

TOTAL	$180,873,640	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$255,148,713	51.78%
Domestic Equity	178,479,430	36.22
Foreign Equity	57,624,137	11.69
Short-Term and Other Net Assets	1,524,365	0.31

TOTAL	$492,776,645	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$361,893,089	49.86%
Domestic Fixed Income	248,143,797	34.18
Foreign Equity	113,923,648	15.69
Short-Term and Other Net Assets	1,987,888	0.27

TOTAL	$725,948,422	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$259,957,771	60.13%
Domestic Fixed Income	89,511,935	20.71
Foreign Equity	81,011,343	18.74
Short-Term and Other Net Assets	1,813,786	0.42

TOTAL	$432,294,835	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$164,239,673	70.00%
Foreign Equity	46,786,590	19.94
Domestic Fixed Income	22,376,000	9.54
Short-Term and Other Net Assets	1,208,600	0.52

TOTAL	$234,610,863	100.00%

Active Stock Master Portfolio
Sector	Value	% of Net Assets
Consumer Non-Cyclical	$211,159,258	24.73%
Financial	176,280,890	20.64
Consumer Cyclical	104,677,269	12.26
Communications	101,501,277	11.89
Technology	100,979,377	11.83
Industrial	76,120,797	8.92
Energy	68,135,141	7.98
Utilities	24,713,599	2.89
Basic Materials	20,500,791	2.40
Futures	42,753	0.01
Short-Term and Other Net Assets	(30,304,277)	(3.55)

TOTAL	$853,806,875	100.00%

CoreAlpha Bond Master Portfolio
Sector	Value	% of Net Assets
Mortgage-Backed Securities	$331,488,277	45.79%
Government	131,504,815	18.17
Financial	118,587,172	16.38
Communications	57,130,189	7.89
Energy	22,040,779	3.04
Consumer Non-Cyclical	21,701,176	3.00
Consumer Cyclical	20,470,724	2.83
Industrial	17,672,831	2.44
Basic Materials	16,857,043	2.33
Utilities	7,615,909	1.05
Swaps	964,798	0.13
Technology	587,500	0.08
Futures	71,495	0.01
Securities sold short	(33,620,454)	(4.64)
Short-Term and Other Net Assets	10,834,795	1.50

TOTAL	$723,907,049	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,690,524	$40,627,888	$53,456,459	$24,080,765	$18,722,876

Affiliated issuers(a)	$22,845,024	$82,951,009	$148,482,819	$101,179,392	$59,875,436

Investments, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$4,690,524	$40,627,888	$53,456,459	$24,080,765	$18,722,876
Affiliated issuers(a)	26,047,605	94,304,109	170,365,165	116,009,878	68,339,715
Affiliated Master Portfolios(a)	156,051,638	406,642,129	566,880,678	321,481,331	169,758,172
Receivables:
Investment securities sold	—	4,044,539	13,475,978	12,179,844	6,759,363
Dividends and interest	8,737	29,859	79,000	34,118	30,167

Total Assets	186,798,504	545,648,524	804,257,280	473,785,936	263,610,293

LIABILITIES
Payables:
Investment securities purchased	500,003	5,900,000	16,500,000	13,643,738	7,349,173
Collateral for securities loaned (Note 4)	5,421,884	46,962,676	61,791,530	27,835,503	21,642,182
Investment advisory fees (Note 2)	2,977	9,203	17,328	11,860	8,075

Total Liabilities	5,924,864	52,871,879	78,308,858	41,491,101	28,999,430

NET ASSETS	$180,873,640	$492,776,645	$725,948,422	$432,294,835	$234,610,863

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$864,676,821	$806,951,118

Affiliated issuers(a)	$10,799,688	$102,140,723

Investments in securities, at value (including securities on loan(c)) (Note 1):
Unaffiliated issuers	$925,802,297	$807,389,572
Affiliated issuers(a)	10,799,688	102,140,723
Cash	670	—
Receivables:
Investment securities sold	—	37,864,560
Dividends and interest	995,702	7,363,775
Open swap contracts (Note 1)	—	983,996

Total Assets	937,598,357	955,742,626

LIABILITIES
Payables:
Investment securities purchased	35,551,788	125,575,664
Due to broker – variation margin	3,654	6,902
Collateral for securities loaned (Note 4)	47,665,985	71,358,756
Collateral for open swap contracts (Note 1)	—	750,002
Securities sold short, at value (Proceeds: $33,615,156) (Note 1)	—	33,620,454
Interest on securities sold short	—	60,544
Investment advisory fees (Note 2)	407,182	330,896
Administration fees (Note 2)	162,873	132,359

Total Liabilities	83,791,482	231,835,577

NET ASSETS	$853,806,875	$723,907,049

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $5,285,665, $45,869,622, $60,361,935, $27,200,837 and $21,154,428, respectively. See Note 4.
(c)	Securities on loan with market values of $46,151,384 and $70,295,796, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends(a)	$143,483	$482,541	$1,291,011	$756,748	$582,802
Dividends from affiliated issuers(b)	314,902	1,174,889	2,333,341	1,603,995	936,059
Dividends allocated from Master Portfolios	571,861	2,046,607	4,893,518	3,250,523	2,316,365
Interest	462,259	880,649	1,318,149	513,124	177,269
Interest from affiliated issuers(b)	25,009	61,022	93,452	58,480	33,347
Interest allocated from Master Portfolios	3,042,770	6,065,894	6,942,372	2,313,332	669,933
Securities lending income(c)	24,151	56,709	118,023	57,498	38,407
Expenses allocated from Master Portfolios	(414,432)	(988,558)	(1,612,451)	(830,777)	(492,062)

Total investment income	4,170,003	9,779,753	15,377,415	7,722,923	4,262,120

EXPENSES (Note 2)
Investment advisory fees	578,417	1,436,303	2,534,279	1,352,272	825,890

Total expenses	578,417	1,436,303	2,534,279	1,352,272	825,890
Less investment advisory fees waived	(472,893)	(1,177,951)	(2,031,283)	(1,098,621)	(662,446)

Net expenses	105,524	258,352	502,996	253,651	163,444

Net investment income	4,064,479	9,521,401	14,874,419	7,469,272	4,098,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	5,071,609	14,602,234	2,262,557	21,954,087	(4,118,623)
Net realized gain from sale of investments of affiliated issuers(b)	668,287	1,175,354	5,765,685	3,457,973	2,764,199
Net realized gain allocated from Master Portfolios	421,580	2,632,775	6,035,132	4,530,706	3,473,354
Net realized gain from in-kind redemptions	560,366	1,296,949	5,449,406	3,080,259	2,850,751
Net realized gain (loss) on foreign currency transactions	1,469	(1,122)	(10,156)	(6,441)	19,045
Net change in unrealized appreciation (depreciation) of investments	(1,552,797)	(3,315,180)	14,530,543	(10,169,012)	9,060,844
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	2,848,394	10,185,159	22,704,753	15,342,453	10,665,867
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(589)	(1,308)	(192)	(546)	(18,788)

Net realized and unrealized gain	8,018,319	26,574,861	56,737,728	38,189,479	24,696,649

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,082,798	$36,096,262	$71,612,147	$45,658,751	$28,795,325

(a)	Net of foreign withholding tax of $1,790, $12,171, $26,871, $14,485 and $7,165, respectively.
(b)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended December 31, 2004

	Active Stock Master Portfolio (a)	CoreAlpha Bond Master Portfolio (a)
NET INVESTMENT INCOME
Dividends(b)	$13,078,813	$—
Interest	7,517	16,675,663
Interest from affiliated issuers(c)	65,667	1,899,909
Securities lending income(d)	32,655	142,374

Total investment income	13,184,652	18,717,946

EXPENSES (Note 2)
Investment advisory fees	1,717,966	1,380,804
Administration fees	687,187	552,322
Interest on securities sold short	—	6,100

Total expenses	2,405,153	1,939,226

Net investment income	10,779,499	16,778,720

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on sale of investments	(5,553,500)	(3,781,991)
Net realized gain from in-kind redemptions	25,463,548	—
Net realized gain on futures contracts	670,227	5,117,790
Net realized loss on swap contracts	—	(4,605,129)
Net change in unrealized appreciation (depreciation) of investments	61,125,476	438,454
Net change in unrealized appreciation (depreciation) of futures contracts	42,753	71,495
Net change in unrealized appreciation (depreciation) of securities sold short	—	(5,298)
Net change in unrealized appreciation (depreciation) of swap contracts	—	72,998

Net realized and unrealized gain (loss)	81,748,504	(2,691,681)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,528,003	$14,087,039

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004.
(b)	Net of foreign withholding tax of $62 and $ —, respectively.
(c)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(d)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,064,479	$1,336,915	$9,521,401	$3,356,071
Net realized gain (loss)	6,723,311	(212,725)	19,706,190	(2,098,757)
Net change in unrealized appreciation (depreciation)	1,295,008	6,149,612	6,868,671	23,983,434

Net increase in net assets resulting from operations	12,082,798	7,273,802	36,096,262	25,240,748

Interestholder transactions:
Contributions	165,649,858	76,464,718	381,914,274	130,632,999
Withdrawals	(98,229,192)	(22,832,273)	(163,689,096)	(38,736,923)

Net increase in net assets resulting from interestholder transactions	67,420,666	53,632,445	218,225,178	91,896,076

Increase in net assets	79,503,464	60,906,247	254,321,440	117,136,824

NET ASSETS:
Beginning of year	101,370,176	40,463,929	238,455,205	121,318,381

End of year	$180,873,640	$101,370,176	$492,776,645	$238,455,205

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,874,419	$6,754,213	$7,469,272	$2,803,908
Net realized gain (loss)	19,502,624	(10,510,171)	33,016,584	(3,578,057)
Net change in unrealized appreciation (depreciation)	37,235,104	70,943,391	5,172,895	34,082,658

Net increase in net assets resulting from operations	71,612,147	67,187,433	45,658,751	33,308,509

Interestholder transactions:
Contributions	537,563,465	195,074,936	341,379,439	119,861,381
Withdrawals	(354,707,063)	(60,811,918)	(179,195,644)	(30,946,859)

Net increase in net assets resulting from interestholder transactions	182,856,402	134,263,018	162,183,795	88,914,522

Increase in net assets	254,468,549	201,450,451	207,842,546	122,223,031

NET ASSETS:
Beginning of year	471,479,873	270,029,422	224,452,289	102,229,258

End of year	$725,948,422	$471,479,873	$432,294,835	$224,452,289

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,098,676	$1,813,999
Net realized gain (loss)	4,988,726	(10,409,705)
Net change in unrealized appreciation (depreciation)	19,707,923	34,620,651

Net increase in net assets resulting from operations	28,795,325	26,024,945

Interestholder transactions:
Contributions	196,012,271	92,618,651
Withdrawals	(152,070,048)	(31,007,978)

Net increase in net assets resulting from interestholder transactions	43,942,223	61,610,673

Increase in net assets	72,737,548	87,635,618

NET ASSETS:
Beginning of year	161,873,315	74,237,697

End of year	$234,610,863	$161,873,315

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
	For the period March 15, 2004 (a) to December 31, 2004	For the period March 15, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,779,499	$16,778,720
Net realized gain (loss)	20,580,275	(3,269,330)
Net change in unrealized appreciation (depreciation)	61,168,229	577,649

Net increase in net assets resulting from operations	92,528,003	14,087,039

Interestholder transactions:
Contributions	982,486,302	868,565,757
Withdrawals	(221,207,430)	(158,745,747)

Net increase in net assets resulting from interestholder transactions	761,278,872	709,820,010

Increase in net assets	853,806,875	723,907,049

NET ASSETS:
Beginning of period	—	—

End of period	$853,806,875	$723,907,049

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively the “Master Portfolios”). The Active Stock and CoreAlpha Bond Master Portfolios each commenced operations on March 15, 2004.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RESTRUCTURING OF THE LIFEPATH MASTER PORTFOLIOS

As of March 15, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

SECURITY VALUATION

Investments of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of the valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purposes of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Swaps are marked to market daily based upon quotations from service providers that utilize valuation models that vary with the specific terms of each agreement.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the “Board”).

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2004, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	4.59%	16.07%
LifePath 2010	17.35	34.90
LifePath 2020	35.69	33.93
LifePath 2030	25.87	12.11
LifePath 2040	16.50	2.99

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each U.S. business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
LifePath Retirement	$27,535,548	$3,202,581	$—	$3,202,581
LifePath 2010	123,578,897	11,353,100	—	11,353,100
LifePath 2020	201,946,627	21,874,997	—	21,874,997
LifePath 2030	125,267,838	14,822,805	—	14,822,805
LifePath 2040	78,599,123	8,463,468	—	8,463,468
Active Stock	878,866,257	80,884,397	(23,148,669)	57,735,728
CoreAlpha Bond	909,094,397	3,953,460	(3,517,562)	435,898

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

FUTURES CONTRACTS

The Active Stock and the CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S.Treasury Bills and U.S. Treasury Notes for initial margin requirements with a total face amount of $500,000 and $1,103,000, respectively.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of December 31, 2004, a portion of the cash collateral for securities on loan for each Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of December 31, 2004, the Master Portfolio did not hold any index or interest-rate swap contracts.

The CoreAlpha Bond Master Portfolio may enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of December 31, 2004 are included in the Master Portfolio’s Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of December 31, 2004 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

entitled to receive an annual fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios and 0.25% of the average daily net assets of each of the Active Stock and CoreAlpha Bond Master Portfolios as compensation for its investment advisory services.

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the year ended December 31, 2004, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived Investment Advisory Fees
LifePath Retirement	$472,893
LifePath 2010	1,177,951
LifePath 2020	2,031,283
LifePath 2030	1,098,621
LifePath 2040	662,446

MIP has entered into an administration services arrangement with Barclays Global Investors, N.A. (“BGI”) which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

BGI serves as securities lending agent for MIP.BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$24,151
LifePath 2010	56,709
LifePath 2020	118,023
LifePath 2030	57,498
LifePath 2040	38,407
Active Stock	32,655
CoreAlpha Bond	142,374

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

As a result of using an index approach to investing, the LifePath Master Portfolios held shares of Barclays PLC prior to March 15, 2004, the date the LifePath Master Portfolios converted to a fund-of-funds structure. Barclays PLC is an affiliate of BGFA, the LifePath Master Portfolios’ investment adviser.

Pursuant to Rule 17a-7 under the 1940 Act, the Active Stock and LifePath Master Portfolios executed cross trades for the year ended December 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA.The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the year ended December 31, 2004, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
Barclays PLC	7	4	11	—	$—	$2,921	$(1,012)
Barclays PLC ADR	1	—	1	—	—	1,253	4,247
IMMF	3,457	378,853	381,028	1,282	1,281,828	25,009	—
iShares Lehman Aggregate Bond Fund	—	295	295	—	—	9,175	(26,996)
iShares MSCI EAFE Index Fund	—	129	32	97	15,553,545	224,757	493,507
iShares Russell 2000 Index Fund	—	46	13	33	4,285,932	37,934	150,330
iShares S&P 500 Index Fund	—	114	114	—	—	3,161	(57,939)
iShares S&P MidCap 400 Index Fund	—	43	11	32	4,194,941	35,701	106,150

LifePath 2010
Barclays PLC	1	12	13	—	—	3,302	(8,788)
Barclays PLC ADR	6	—	6	—	—	6,448	27,915
IMMF	2,988	898,220	897,849	3,359	3,359,170	61,022	—
iShares Lehman Aggregate Bond Fund	—	653	653	—	—	40,092	(186,356)
iShares MSCI EAFE Index Fund	—	424	64	360	57,624,137	866,342	905,614
iShares Russell 2000 Index Fund	—	132	25	107	13,865,824	112,650	251,279
iShares S&P 500 Index Fund	—	498	498	—	—	41,259	(9,542)
iShares S&P MidCap 400 Index Fund	—	122	23	99	13,120,190	104,796	195,232

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2020
Barclays PLC	—	12	12	—	$—	$3,013	$(10,586)
Barclays PLC ADR	29	—	29	—	—	29,549	109,338
IMMF	8,111	1,383,788	1,386,949	4,950	4,950,238	93,452	—
iShares Lehman Aggregate Bond Fund	—	439	439	—	—	41,413	(227,962)
iShares MSCI EAFE Index Fund	—	955	244	711	113,923,648	1,739,834	4,147,681
iShares Russell 2000 Index Fund	—	255	83	172	22,249,913	211,859	1,070,231
iShares S&P 500 Index Fund	—	995	995	—	—	106,541	(160,341)
iShares S&P MidCap 400 Index Fund	—	241	83	158	20,906,295	201,132	837,324

LifePath 2030
Barclays PLC	—	2	2	—	—	457	(1,672)
Barclays PLC ADR	14	—	14	—	—	13,104	61,946
IMMF	2,490	847,947	847,182	3,255	3,255,422	58,480	—
iShares Lehman Aggregate Bond Fund	—	197	197	—	—	10,968	(93,316)
iShares MSCI EAFE Index Fund	—	660	154	506	81,011,343	1,237,516	2,293,391
iShares Russell 2000 Index Fund	—	158	47	111	14,386,673	129,182	582,804
iShares S&P 500 Index Fund	—	886	886	—	—	92,036	115,379
iShares S&P MidCap 400 Index Fund	—	147	44	103	13,601,702	120,732	499,441

LifePath 2040
Barclays PLC	—	11	11	—	—	1,791	(8,268)
Barclays PLC ADR	10	—	10	—	—	9,247	69,585
IMMF	2,560	463,142	463,926	1,776	1,776,318	33,347	—
iShares Lehman Aggregate Bond Fund	—	47	47	—	—	3,182	(28,464)
iShares MSCI EAFE Index Fund	—	419	127	292	46,786,590	688,266	2,016,278
iShares Russell 2000 Index Fund	—	115	48	67	8,643,737	86,878	528,115
iShares Russell 3000 Index Fund	—	17	17	—	—	—	(47,476)
iShares S&P 500 Index Fund	—	520	520	—	—	65,292	(173,713)
iShares S&P MidCap 400 Index Fund	—	114	52	62	8,213,764	81,403	408,142

Active Stock(a)
IMMF	—	796,523	792,153	4,370	4,370,001	65,667	—

CoreAlpha Bond(a)
IMMF	—	22,394,986	22,302,471	92,515	92,515,125	1,899,909	—

(a)	The beginning of the period is March 15, 2004, the inception date of the Master Portfolio.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2004, were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$31,128,180	$97,038,554	$260,122,643	$125,216,034
LifePath 2010	58,227,419	178,727,697	684,394,789	340,767,440
LifePath 2020	53,046,571	214,586,818	1,132,158,314	774,646,233
LifePath 2030	16,951,804	64,657,618	672,236,089	456,486,785
LifePath 2040	3,515,054	20,186,164	381,212,276	318,822,245
Active Stock	—	—	1,412,298,532	608,775,574
CoreAlpha Bond	2,079,773,300	1,651,305,357	552,580,606	228,937,097

In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the year ended December 31, 2004 are disclosed in the Master Portfolios’ Statements of Operations. For the year ended December 31, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, and Active Stock Master Portfolios paid in-kind redemption proceeds of portfolio securities as follows:

Master Portfolio	In-kind Redemptions
LifePath Retirement	$30,280,618
LifePath 2010	56,734,199
LifePath 2020	183,501,300
LifePath 2030	86,301,620
LifePath 2040	77,218,803
Active Stock	194,907,430

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of December 31, 2004, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2004		Year Ended December 31, 2003	Period Ended December 31, 2002 (a)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000
LifePath Retirement
Ratio of expenses to average net assets(b)(g)	0.31%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees	0.60%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)(g)	2.46%		2.27%	2.98%		3.73	%(d)	4.40%	4.03%
Ratio of net investment income to average net assets prior to waived fees	2.17%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	138	%(f)	29%	56%		116%		58%	55%
Total return	6.85%		12.45%	(1.36	)%(c)	2.68%		6.56%	5.22%
LifePath 2010
Ratio of expenses to average net assets(b)(g)	0.30%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees	0.59%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)(g)	2.32%		2.12%	2.49%		3.11	%(d)	3.49%	3.20%
Ratio of net investment income to average net assets prior to waived fees	2.03%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	130	%(f)	23%	72%		86%		54%	49%
Total return	7.88%		16.16%	(6.43	)%(c)	(0.70)%		2.13%	8.32%

LifePath 2020
Ratio of expenses to average net assets(b)(g)	0.29%		0.35%	0.35%		0.44%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees	0.57%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)(g)	2.05%		2.04%	2.14%		2.23	%(d)	2.38%	2.27%
Ratio of net investment income to average net assets prior to waived fees	1.77%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	140	%(f)	23%	67%		86%		39%	43%
Total return	9.77%		21.11%	(10.18	)%(c)	(4.99)%		(3.14)%	11.24%
LifePath 2030
Ratio of expenses to average net assets(b)(g)	0.28%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees	0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)(g)	1.93%		1.98%	1.81%		1.74	%(d)	1.72%	1.72%
Ratio of net investment income to average net assets prior to waived fees	1.65%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	138	%(f)	32%	68%		53%		27%	26%
Total return	11.28%		24.36%	(13.05	)%(c)	(7.82)%		(5.59)%	13.44%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended December 31, 2004		Year Ended December 31, 2003	Period Ended December 31, 2002 (a)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000
LifePath 2040
Ratio of expenses to average net assets(b)(g)	0.28%		0.35%	0.35%		0.49%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees	0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)(g)	1.74%		1.86%	1.57%		1.13	%(d)	0.90%	0.99%
Ratio of net investment income to average net assets prior to waived fees	1.46%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	147	%(f)	29%	62%		15%		20%	29%
Total return	11.93%		28.14%	(15.63	)%(c)	(10.48)%		(10.41)%	16.41%
Active Stock(h)
Ratio of expenses to average net assets(b)	0.35%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)	1.57%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	70%		n/a	n/a		n/a		n/a	n/a
Total return	10.40	%(c)	n/a	n/a		n/a		n/a	n/a
CoreAlpha Bond(h)
Ratio of expenses to average net assets(b)	0.35%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(b)	3.08%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	313%		n/a	n/a		n/a		n/a	n/a
Total return	1.30	%(c)	n/a	n/a		n/a		n/a	n/a

(a)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.
(b)	Annualized for periods of less than one year.
(c)	Not annualized.
(d)	Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(e)	Portfolio turnover rates include in-kind transactions, if any.
(f)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(g)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(h)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004.

R EPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Portfolios”), at December 31, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented after February 28, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios as of February 28, 2001 and for the year then ended were audited by other auditors, whose report dated April 13, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

M ASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Notes:

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public

Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-LP1204

2004 ANNUAL REPORT TO SHAREHOLDERS    |     DECEMBER 31, 2004

INSTITUTIONAL SHARES

GOVERNMENT MONEY

MARKET FUND

INSTITUTIONAL MONEY

MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2004) (1)	Ending Account Value (December 31, 2004) (1)	Annualized Expense Ratio (2)	Expenses Paid During Period (3) (July 1 to December 31, 2004)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,006.40	0.00%	$0.00	(4)
Hypothetical (5% return before expenses)	1,000.00	1,016.67	0.00%	0.00	(4)
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,008.70	0.00%	0.02
Hypothetical (5% return before expenses)	1,000.00	1,025.12	0.00%	0.02
Prime Money Market
Institutional Shares
Actual	1,000.00	1,008.80	0.00%	0.01
Hypothetical (5% return before expenses)	1,000.00	1,025.12	0.00%	0.01
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,006.10	0.00%	0.00	(4)
Hypothetical (5% return before expenses)	1,000.00	1,016.67	0.00%	0.00	(4)

(1)	Account values are based on a start date of September 1, 2004 (commencement of operations) for the Government Money Market and Treasury Money Market Funds.
(2)	This ratio includes each Fund’s share of expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntarily waived during the period. The ratios round to less than 0.01%.
(3)	For the Institutional and Prime Money Market Funds, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days). For the Government and Treasury Money Market Funds, which commenced operations on September 1, 2004, the expense ratios are multiplied by the average account value for the period, multiplied by the number of days in the period (122 days), and divided by the number of days in the year (366 days).
(4)	Rounds to less than $0.01.

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$449,222,480	$4,964,478,162	$11,437,568,465	$402,355

Total Assets	449,222,480	4,964,478,162	11,437,568,465	402,355

LIABILITIES
Payables:
Distribution to shareholders	820,717	9,207,145	18,726,554	658
Administration fees (Note 2)	81	108,547	356,637	81
Distribution fees — Aon Captives Shares (Note 2)	—	26,351	—	—

Total Liabilities	820,798	9,342,043	19,083,191	739

NET ASSETS	$448,401,682	$4,955,136,119	$11,418,485,274	$401,616

Net assets consist of:
Paid-in capital	$448,401,682	$4,955,138,926	$11,418,474,365	$401,616
Distributions in excess of net investment income	—	(54)	—	—
Undistributed net realized gain (accumulated net realized loss)	—	(2,753)	10,909	—

NET ASSETS	$448,401,682	$4,955,136,119	$11,418,485,274	$401,616

Aon Captives Shares
Net Assets	$—	$106,432,572	$—	$—

Shares outstanding	—	106,432,390	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$448,100,451	$3,624,502,526	$6,000,944,024	$100,434

Shares outstanding	448,100,451	3,624,504,947	6,000,932,456	100,434

Net asset value per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$100,438	$1,217,388,132	$5,247,104,855	$100,422

Shares outstanding	100,438	1,217,388,647	5,247,104,918	100,422

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$100,425	$6,712,302	$170,335,804	$100,409

Shares outstanding	100,425	6,712,400	170,336,400	100,409

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$100,368	$100,587	$100,591	$100,351

Shares outstanding	100,368	100,587	100,591	100,351

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	Government Money Market Fund (a)	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund (a)
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$2,579,922	$70,648,214	$86,968,838	$2,436
Expenses(b)	—	(2,435,562)	(1,715,240)	—

Net investment income allocated from corresponding Master Portfolio	2,579,922	68,212,652	85,253,598	2,436

FUND EXPENSES (Note 2)
Administration fees	26,937	1,381,774	2,055,022	187
Distribution Costs — Aon Captives Shares	—	84,379	—	—

Total fund expenses	26,937	1,466,153	2,055,022	187
Less administration fees waived	(26,775)	(472,072)	(1,118,034)	(25)

Total net expenses	162	994,081	936,988	162

Net investment income	2,579,760	67,218,571	84,316,610	2,274

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	—	(2,753)	55,136	—

Net realized gain (loss)	—	(2,753)	55,136	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,579,760	$67,215,818	$84,371,746	$2,274

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $133,897, $2,426,836, $3,874,593 and $134, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund	Institutional Money Market Fund
	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,579,760	$67,218,571	$42,577,443
Net realized gain (loss)	—	(2,753)	106,857

Net increase in net assets resulting from operations	2,579,760	67,215,818	42,684,300

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	(1,141,062)	(195,090)
Institutional Shares	(2,578,006)	(54,192,310)	(41,027,073)
Premium Shares	(622)	(11,848,951)	(1,355,327)
Select Shares	(605)	(35,557)	—
Trust Shares	(527)	(745)	—

	(2,579,760)	(67,218,625)	(42,577,490)

From net realized gain:
Aon Captives Shares	—	—	(606)
Institutional Shares	—	—	(100,184)
Premium Shares	—	—	(6,067)

	—	—	(106,857)

Total distributions to shareholders	(2,579,760)	(67,218,625)	(42,684,347)

Capital share transactions (Note 3):
Aon Captives Shares	—	51,033,638	47,187,335
Institutional Shares	448,100,451	(373,719,853)	670,573,018
Premium Shares	100,438	927,289,984	290,093,663
Select Shares	100,425	6,712,400	—
Trust Shares	100,368	100,587	—

Net increase in net assets resulting from capital share transactions	448,401,682	611,416,756	1,007,854,016

Increase in net assets	448,401,682	611,413,949	1,007,853,969

NET ASSETS:
Beginning of period	—	4,343,722,170	3,335,868,201

End of period	$448,401,682	$4,955,136,119	$4,343,722,170

Distributions in excess of net investment income included in net assets at end of period	$—	$(54)	$—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2004	For the period April 16, 2003 (a) to December 31, 2003	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$84,316,610	$18,584,752	$2,274
Net realized gain	55,136	27,068	—

Net increase in net assets resulting from operations	84,371,746	18,611,820	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(54,101,221)	(15,462,408)	(609)
Premium Shares	(29,887,264)	(3,122,344)	(592)
Select Shares	(327,158)	—	(575)
Trust Shares	(753)	—	(498)

	(84,316,396)	(18,584,752)	(2,274)

From net realized gain:
Institutional Shares	(32,824)	(20,232)	—
Premium Shares	(11,403)	(7,050)	—

	(44,227)	(27,282)	—

Total distributions to shareholders	(84,360,623)	(18,612,034)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	3,033,857,069	2,967,075,387	100,434
Premium Shares	4,282,862,178	964,242,740	100,422
Select Shares	170,336,400	—	100,409
Trust Shares	100,591	—	100,351

Net increase in net assets resulting from capital share transactions	7,487,156,238	3,931,318,127	401,616

Increase in net assets	7,487,167,361	3,931,317,913	401,616

NET ASSETS:
Beginning of period	3,931,317,913	—	—

End of period	$11,418,485,274	$3,931,317,913	$401,616

Distributions in excess of net investment income included in net assets at end of period	$—	$(214)	$—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Institutional Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$448,100
Ratio of expenses to average net assets(c)	0.00%
Ratio of expenses to average net assets prior to waived fees(c)	0.12%
Ratio of net investment income to average net assets(c)	1.93%
Ratio of net investment income to average net assets prior to waived fees(c)	1.81%

	Institutional Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002		Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.02		0.04		0.06
Net realized and unrealized gain (loss)	(0.00	)(d)	0.00	(d)	—		—		—

Total from investment operations	0.01		0.01		0.02		0.04		0.06

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.02)		(0.04)		(0.06)
Net realized gain	—		(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.01)		(0.01)		(0.02)		(0.04)		(0.06)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	1.39%		1.14%		1.83%		4.23%		6.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,624,503		$3,998,225		$3,327,652		$1,202,381		$16,035
Ratio of expenses to average net assets(e)	0.06%		0.12%		0.12%		0.12%		0.12%
Ratio of expenses to average net assets prior to waived fees(e)	0.12%		n/a		n/a		n/a		n/a
Ratio of net investment income to average net assets(e)	1.37%		1.13%		1.77%		3.04%		6.60%
Ratio of net investment income to average net assets prior to waived fees(e)	1.31%		n/a		n/a		n/a		n/a

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.
(d)	Rounds to less than $0.01.
(e)	These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2004		Period ended Dec. 31, 2003 (a)
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gain (loss)	0.00	(d)	(0.00	)(d)

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)
Net realized gain	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.40%		0.80	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,000,944		$2,967,075
Ratio of expenses to average net assets(c)	0.04%		0.03%
Ratio of expenses to average net assets prior to waived fees(c)	0.12%		n/a
Ratio of net investment income to average net assets(c)	1.45%		1.10%
Ratio of net investment income to average net assets prior to waived fees(c)	1.37%		n/a

	Treasury Money Market Fund — Institutional Shares
	Period ended Dec. 31, 2004 (e)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.61	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of net expenses to average net assets(f)	0.00%
Ratio of expenses to average net assets prior to waived fees(f)	0.12%
Ratio of net investment income to average net assets(f)	1.82%
Ratio of net investment income to average net assets prior to waived fees(f)	1.70%

(a)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(d)	Rounds to less than $0.01.
(e)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(f)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2004, the Trust offered the following diversified funds: the Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund”, collectively the “Funds”). In addition, the GMMF and TMMF offer Premium Shares, Select Shares and Trust Shares. The IMMF offers Aon Captives Shares, Premium Shares (formerly Service Shares), Select Shares and Trust Shares. The PMMF offers Premium Shares (formerly Service Shares), Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 89.76%, 91.54% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income (Distribution in Excess)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$(54)	$(2,753)	$(2,807)
Prime Money Market	13,322	(2,413)	10,909

The tax character of distributions paid for the years ended December 31, 2004 and December 31, 2003, were as follows:

Fund	2004	2003
Government Money Market
Distributions paid from:
Ordinary income	$2,579,760	$—

Total Distributions	$2,579,760	$—

Institutional Money Market
Distributions paid from:
Ordinary income	$67,218,625	$42,684,347

Total Distributions	$67,218,625	$42,684,347

Prime Money Market
Distributions paid from:
Ordinary income	$84,360,623	$18,612,034

Total Distributions	$84,360,623	$18,612,034

Treasury Money Market
Distributions paid from:
Ordinary income	$2,274	$—

Total Distributions	$2,274	$—

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2004.

The Institutional Money Market Fund had a tax basis net capital loss carryforward as of December 31, 2004, the tax year-end of the Fund, of $2,647, which will expire in 2012. Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

From November 1, 2004 to December 31, 2004, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, the Institutional Money Market Fund and the Prime Money Market Fund have elected to defer these losses of $106 and $2,413, respectively, and treat them as arising in the year ending December 31, 2005.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Institutional Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.02% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGI waived administration fees of $26,756, $364,294, $745,612, and $6 for the Institutional Shares of the GMMF, IMMF, PMMF, and TMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the master portfolios of MIP and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, there were an unlimited number of no par value shares of beneficial interest authorized.

Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Government Money Market Fund
	Period Ended December 31, 2004 (a)
	Shares	Amount
Shares sold	448,100,000	$448,100,000
Shares issued in reinvestments of dividends	451	451
Shares redeemed	—	—

Net increase	448,100,451	$448,100,451

	Institutional Money Market Fund
	Year Ended December 31, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Shares sold	25,536,920,099	$25,536,920,099	11,806,105,606	$11,806,105,606
Shares issued in reinvestments of dividends and distributions	3,464,814	3,464,814	6,767,065	6,767,065
Shares redeemed	(25,914,104,766)	(25,914,104,766)	(11,142,299,653)	(11,142,299,653)

Net increase (decrease)	(373,719,853)	$(373,719,853)	670,573,018	$670,573,018

	Prime Money Market Fund
	Year Ended December 31, 2004		Period Ended December 31, 2003 (b)
	Shares	Amount	Shares	Amount
Shares sold	12,685,172,283	$12,685,172,283	7,133,654,415	$7,133,654,415
Shares issued in reinvestments of dividends and distributions	7,121,958	7,121,958	992,597	992,597
Shares redeemed	(9,658,437,172)	(9,658,437,172)	(4,167,571,625)	(4,167,571,625)

Net increase	3,033,857,069	$3,033,857,069	2,967,075,387	$2,967,075,387

	Treasury Money Market Fund
	Period Ended December 31, 2004 (a)
	Shares	Amount
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	434	434
Shares redeemed	—	—

Net increase	100,434	$100,434

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2004, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Institutional Share Class for each of the periods presented after December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Institutional Share Class for the period ended December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

Pricewaterhouse Coopers LLP

San Francisco, California

February 11, 2005

12

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of MIP; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary,Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non-profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of MIP; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of MIP.

13

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkeley: Haas School of Business; Sylvan Coleman Professor of Finance; Member, Council on Foreign Relations.	Trustee of MIP; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust (since 2001).

Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of MIP; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

14

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,337 and an effective yield of 2.28%.(1)	$112,298,000	$112,298,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,524 and an effective yield of 2.30%.(1)	112,298,000	112,298,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,337 and an effective yield of 2.28%.(1)	112,298,000	112,298,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,337 and an effective yield of 2.28%.(1)	112,298,000	112,298,000

TOTAL REPURCHASE AGREEMENTS (Cost: $449,192,000)		449,192,000

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $449,192,000)		449,192,000

Other Assets, Less Liabilities – 0.01%		30,480

NET ASSETS – 100.00%		$449,222,480

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 11.03%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,999,341
BNP Paribas (New York)
1.42%, 01/07/05	25,000,000	24,999,957
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,992,477
1.63%, 04/27/05	35,000,000	34,997,781
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,999,506
UBS AG
1.41%, 01/07/05	40,000,000	39,999,902
1.91%, 05/11/05	25,000,000	24,998,228
2.32%, 01/07/05	100,000,000	100,000,083
US Bank N.A.
1.20%, 03/28/05	10,000,000	9,998,599
Washington Mutual Bank
2.27%, 02/02/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $609,982,495)		609,982,495

COMMERCIAL PAPER – 13.01%
CAFCO LLC
2.24%, 01/21/05(1)	50,000,000	49,937,778
Chariot Funding LLC
2.32%, 01/12/05(1)	50,000,000	49,964,556
Citigroup Global Markets Holdings Inc.
2.30%, 02/01/05	100,000,000	99,801,944
CRC Funding LLC
2.26%, 02/03/05(1)	50,000,000	49,896,417
Delaware Funding Corp.
2.30%, 01/05/05(1)	51,091,000	51,077,943
Edison Asset Securitization
2.24%, 02/02/05(1)	100,000,000	99,800,889
2.26%, 05/04/05(1)	75,000,000	74,420,875
Grampian Funding LLC
2.27%, 02/01/05(1)	50,000,000	49,902,264
HBOS Treasury Services PLC
2.33%, 01/28/05	145,000,000	144,746,613
New Center Asset Trust
2.26%, 02/02/05(1)	50,000,000	49,899,556

TOTAL COMMERCIAL PAPER (Cost: $719,448,835)		719,448,835

MEDIUM-TERM NOTES – 4.30%
Beta Finance Inc.
1.45%, 01/12/05(1)	25,000,000	24,999,439
2.68%, 11/15/05(1)	50,000,000	49,991,067
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	2,786,168	2,786,168
Dorada Finance Inc.
1.48%, 01/18/05(1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05(1)	25,000,000	24,999,439
2.43%, 08/01/05(1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,997,461
Sigma Finance Inc.
1.48%, 04/15/05(1)	50,000,000	49,963,380

TOTAL MEDIUM-TERM NOTES (Cost: $237,734,269)		237,734,269

TIME DEPOSITS – 10.07%
Branch Banking & Trust
2.16%, 01/03/05	256,906,000	256,906,000
Citibank N.A.
2.16%, 01/03/05	75,000,000	75,000,000
Societe Generale
2.16%, 01/03/05	125,000,000	125,000,000
UBS AG
2.19%, 01/03/05	100,000,000	100,000,000

TOTAL TIME DEPOSITS (Cost: $556,906,000)		556,906,000

VARIABLE & FLOATING RATE NOTES – 47.12%
American Express Centurion Bank
2.28%, 09/01/05	50,000,000	50,012,751
2.36%, 04/15/05	100,000,000	99,985,205
2.37%, 01/28/05	50,000,000	50,000,000
ASIF Global Financing
2.41%, 01/23/06(1)	75,000,000	74,993,033
Bank of Nova Scotia
2.45%, 03/04/05	85,000,000	85,009,194
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.44%, 03/15/05(1)	25,000,000	25,004,122
Capital One Auto Finance Trust Series 2004-B Class A-1
2.37%, 10/17/05	35,233,173	35,233,173
Chase Manhattan Bank USA
2.34%, 01/13/05	50,000,000	50,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
2.55%, 12/12/05(1)	25,000,000	25,000,000
DEPFA Bank PLC
2.47%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.38%, 09/15/05(1)	82,000,000	82,004,569
2.45%, 01/28/05(1)	50,000,000	50,003,265

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Goldman Sachs Group Inc. (The)
2.39%, 07/29/05(1)	$50,000,000	$50,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.55%, 01/24/06(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.45%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.33%, 06/10/05(1)	50,000,000	49,996,918
LEEK Series 14A Class A1
2.41%, 01/21/05(1)	79,380,000	79,380,000
Links Finance LLC
2.37%, 07/26/05(1)	25,000,000	24,995,779
2.39%, 10/17/05(1)	65,000,000	65,003,993
2.42%, 07/29/05(1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	100,000,000	99,994,471
Metropolitan Life Insurance Funding Agreement
2.15%, 07/18/05(1)	25,000,000	25,000,000
2.20%, 07/25/05(1)	50,000,000	50,000,000
Morgan Stanley
2.44%, 05/04/05	40,000,000	40,037,541
2.52%, 08/15/05	25,000,000	25,023,238
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
Nationwide Building Society
2.58%, 01/27/06(1)	100,000,000	100,000,000
Permanent Financing No.4 Series 1 Class A
2.32%, 03/10/05	125,000,000	125,000,000
Permanent Financing No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
2.04%, 01/25/05(1)	75,000,000	74,999,015
2.35%, 07/15/05(1)	25,000,000	24,995,981
2.35%, 11/18/05(1)	70,000,000	69,981,481
Strips III LLC
2.47%, 07/25/05(1)	34,657,653	34,657,653
Travelers Insurance Co. Funding Agreement
2.28%, 02/04/05(1)	50,000,000	50,000,000
2.41%, 08/19/05(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.41%, 01/25/05(1)	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.40%, 01/25/05(1)	100,000,000	100,000,000
Westpac Banking Corp.
2.45%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.32%, 12/08/05(1)	30,000,000	29,995,796
Winston Funding Ltd.
2.16%, 01/23/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,606,301,544)		2,606,301,544

REPURCHASE AGREEMENTS – 14.28%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $ 500,095,000 and an effective yield of 2.28%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $50,009,542 and an effective yield of 2.29%.(2)	50,000,000	50,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $80,015,200 and an effective yield of 2.28%.(2)	80,000,000	80,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.28%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $790,000,000)		790,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $5,520,373,143)		5,520,373,143

Other Assets, Less Liabilities – 0.19%		10,452,681

NET ASSETS – 100.00%		$5,530,825,824

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

17

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 8.36%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$15,000,000	$14,999,756
BNP Paribas (New York)
1.29%, 03/04/05	10,000,000	9,999,574
1.42%, 01/07/05	25,000,000	24,999,957
2.31%, 02/03/05	150,000,000	150,000,000
Credit Suisse First Boston
2.36%, 01/20/05	100,000,000	100,000,000
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,667
Norddeutsche Landesbank
1.47%, 04/15/05	25,000,000	24,998,932
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska Handelsbanken NY
1.28%, 01/24/05	40,000,000	39,999,241
1.58%, 04/25/05	30,000,000	29,995,486
1.63%, 04/27/05	15,000,000	14,999,050
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.22%, 03/23/05	15,000,000	14,998,206
1.34%, 02/10/05	10,000,000	9,999,836
2.25%, 01/31/05	50,000,000	50,000,000
2.25%, 02/02/05	100,000,000	100,000,000
UBS AG
1.91%, 05/11/05	30,000,000	29,997,875
2.32%, 01/07/05	200,000,000	200,000,167

TOTAL CERTIFICATES OF DEPOSIT (Cost: $1,044,984,368)		1,044,984,368

COMMERCIAL PAPER – 28.09%
Alpine Securitization Corp.
2.28%, 01/06/05(1)	100,000,000	99,968,333
Amsterdam Funding Corp.
2.35%, 01/24/05(1)	88,460,000	88,327,187
2.37%, 01/04/05(1)	60,000,000	59,988,150
Aspen Funding Corp.
2.29%, 02/03/05(1)	64,500,000	64,364,604
Chariot Funding LLC
2.32%, 01/12/05(1)	54,861,000	54,822,110
2.34%, 01/19/05(1)	67,489,000	67,410,038
Citigroup Global Markets Holdings Inc.
2.30%, 01/10/05	150,000,000	149,913,750
2.30%, 02/01/05	150,000,000	149,702,917
CRC Funding LLC
2.30%, 01/26/05(1)	50,000,000	49,920,139
2.35%, 01/28/05(1)	50,000,000	49,911,875
Edison Asset Securitization
2.24%, 02/02/05(1)	25,000,000	24,950,222
2.26%, 05/04/05(1)	50,000,000	49,613,917
2.27%, 01/06/05(1)	75,000,000	74,976,354
Eureka Securitization PLC
2.35%, 01/27/05(1)	50,000,000	49,915,139
Fairway Finance LLC
2.27%, 01/18/05(1)	36,102,000	36,063,300
2.30%, 01/12/05(1)	53,000,000	52,962,753
2.34%, 01/12/05(1)	123,321,000	123,232,826
Falcon Asset Securitization Corp.
2.30%, 01/18/05(1)	75,197,000	75,115,328
2.31%, 01/11/05(1)	33,085,000	33,063,770
Galaxy Funding Inc.
2.27%, 01/14/05(1)	40,000,000	39,967,211
2.31%, 01/13/05(1)	29,100,000	29,077,593
Gemini Securitization Corp.
2.31%, 01/10/05(1)	76,000,000	75,956,110
General Electric Capital Corp.
2.24%, 02/02/05	50,000,000	49,900,444
2.26%, 01/05/05	75,000,000	74,981,167
Jupiter Securitization Corp.
2.30%, 01/19/05(1)	152,000,000	151,825,200
KBC Financial Products International
2.29%, 05/04/05	50,000,000	49,608,792
Liberty Street Funding Corp.
2.29%, 01/07/05(1)	47,706,000	47,687,792
2.35%, 01/18/05(1)	55,689,000	55,627,200
2.35%, 01/21/05(1)	40,000,000	39,947,778
Nationwide Building Society
2.30%, 02/03/05	22,000,000	21,953,717
New Center Asset Trust
2.29%, 01/25/05(1)	50,000,000	49,923,667
2.36%, 01/31/05(1)	56,000,000	55,890,100
Park Avenue Receivables Corp.
2.26%, 01/06/05(1)	102,333,000	102,300,879
2.35%, 01/24/05(1)	144,268,000	144,051,397
Preferred Receivables Funding Corp.
2.35%, 01/31/05(1)	49,147,000	49,050,754
Ranger Funding Co. LLC
2.31%, 01/20/05(1)	110,000,000	109,865,892
Scaldis Capital LLC
2.29%, 01/07/05(1)	61,363,000	61,339,580
2.35%, 04/27/05(1)	44,565,000	44,227,544
Sydney Capital Corp.
2.29%, 02/01/05(1)	19,380,000	19,341,784
Thames Asset Global Securitization No. 1 Inc.
2.26%, 01/12/05(1)	11,992,000	11,983,719
2.29%, 01/13/05(1)	82,899,000	82,835,720
2.35%, 01/20/05(1)	200,000,000	199,751,945
2.36%, 01/24/05(1)	14,356,000	14,334,354
Ticonderoga Master Funding Ltd.
2.26%, 01/11/05(1)	15,040,000	15,030,558
2.35%, 01/14/05(1)	200,000,000	199,830,277

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Variable Funding Capital Corp.
2.29%, 01/05/05(1)	$116,000,000	$115,970,484
Windmill Funding Corp.
2.29%, 01/10/05(1)	45,000,000	44,974,238
2.35%, 01/24/05(1)	60,000,000	59,909,916
2.36%, 01/21/05(1)	17,765,000	17,741,708
Yorktown Capital LLC
2.34%, 01/12/05(1)	20,040,000	20,025,671
2.35%, 01/24/05(1)	100,221,000	100,070,529

TOTAL COMMERCIAL PAPER (Cost: $3,509,206,432)		3,509,206,432

MEDIUM-TERM NOTES – 1.44%
Associates Corp. N.A.
7.75%, 02/15/05	10,000,000	10,077,434
Beta Finance Inc.
1.45%, 01/12/05(1)	25,000,000	24,999,439
2.68%, 11/15/05(1)	50,000,000	49,991,067
Dorada Finance Inc.
1.48%, 01/18/05(1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05(1)	25,000,000	24,999,439
2.43%, 08/01/05(1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05(1)	25,000,000	24,998,413

TOTAL MEDIUM-TERM NOTES (Cost: $180,063,107)		180,063,107

TIME DEPOSITS – 7.34%
Citibank N.A.
2.16%, 01/03/05	175,000,000	175,000,000
Societe Generale
2.16%, 01/03/05	475,000,000	475,000,000
UBS AG
2.19%, 01/03/05	267,605,000	267,605,000

TOTAL TIME DEPOSITS (Cost: $917,605,000)		917,605,000

VARIABLE & FLOATING RATE NOTES – 38.74%
American Express Centurion Bank
2.28%, 09/01/05	75,000,000	75,019,704
2.37%, 09/20/05	50,000,000	50,000,000
2.38%, 02/25/05	25,000,000	25,000,377
ASIF Global Financing
2.41%, 01/23/06(1)	75,000,000	74,993,033
Banque Nationale de Paris
2.20%, 10/03/05	50,000,000	49,977,596
Bayerische Landesbank
2.41%, 06/29/05	95,000,000	95,009,032
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.34%, 08/15/05(1)	100,000,000	99,981,280
Canadian Imperial Bank of Commerce
2.34%, 12/14/05	100,000,000	99,968,455
Citigroup Inc.
2.28%, 02/07/05	41,300,000	41,305,625
Commonwealth Bank of Australia
2.06%, 01/21/05	75,000,000	74,990,326
Danske Bank
2.34%, 08/22/05	100,000,000	99,974,207
2.35%, 08/26/05	50,000,000	49,987,073
DEPFA Bank PLC
2.47%, 09/15/05	50,000,000	50,000,000
Dorada Finance Inc.
2.06%, 07/29/05(1)	50,000,000	49,991,388
2.40%, 08/15/05(1)	75,000,000	75,011,721
2.45%, 01/28/05(1)	50,000,000	50,003,265
2.68%, 11/15/05(1)	50,000,000	49,991,067
Fairway Finance LLC
2.37%, 01/21/05(1)	50,000,000	50,000,000
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
2.37%, 11/20/05	32,774,250	32,774,250
General Electric Capital Corp.
2.30%, 02/03/05	25,250,000	25,253,945
2.62%, 03/15/05	50,500,000	50,519,663
Goldman Sachs Group Inc. (The)
2.33%, 08/25/05	150,000,000	150,000,000
2.39%, 07/29/05(1)	50,000,000	50,000,000
2.46%, 07/25/05	100,000,000	100,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.53%, 03/14/05(1)	75,000,000	75,016,178
K2 USA LLC
2.05%, 07/25/05(1)	50,000,000	49,994,368
2.29%, 03/07/05(1)	28,000,000	27,999,242
2.33%, 09/12/05(1)	80,000,000	79,986,082
2.35%, 11/14/05(1)	60,000,000	59,992,162
Links Finance LLC
2.36%, 11/16/05(1)	100,000,000	99,982,129
2.37%, 07/26/05(1)	50,000,000	49,991,557
2.42%, 07/29/05(1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	50,000,000	49,997,235
2.55%, 04/05/05	41,000,000	41,027,484
2.71%, 01/14/05	20,000,000	20,002,432
Morgan Stanley
2.52%, 08/15/05	75,000,000	75,069,714
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
2.35%, 01/03/05	95,000,000	95,000,433
2.36%, 01/19/05	30,000,000	29,999,624
2.36%, 06/10/05	35,000,000	35,004,829
2.36%, 12/29/05	50,000,000	49,987,942

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Nationwide Building Society
2.14%, 07/22/05(1)	$25,000,000	$25,010,937
2.40%, 01/06/06(1)	100,000,000	100,000,000
2.58%, 01/27/06(1)	50,000,000	50,000,000
Permanent Financing No.4 Series 1 Class A
2.32%, 03/10/05	140,000,000	140,000,000
Permanent Financing No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Permanent Financing No.6 Series 1 Class A
2.34%, 09/12/05	75,000,000	75,000,000
Royal Bank of Scotland
2.25%, 08/08/05	50,000,000	49,985,087
2.34%, 09/29/05	89,000,000	88,964,384
Sedna Finance Inc.
2.37%, 01/10/06(1)	20,000,000	19,994,833
Sigma Finance Inc.
2.04%, 01/25/05(1)	25,000,000	24,999,672
2.29%, 08/05/05(1)	50,000,000	49,990,490
2.34%, 10/07/05(1)	30,000,000	29,993,377
2.35%, 07/15/05(1)	25,000,000	24,995,981
2.35%, 11/18/05(1)	75,000,000	74,980,158
2.36%, 12/28/05(1)	150,000,000	149,956,192
2.37%, 01/21/05(1)	50,000,000	49,997,414
2.39%, 09/15/05	50,000,000	50,003,535
Svenska Handelsbanken NY
2.34%, 02/14/05	30,000,000	29,998,531
Tango Finance Corp.
2.37%, 11/15/05(1)	50,000,000	49,995,546
US Bank N.A.
2.33%, 03/30/05	25,000,000	24,994,238
2.33%, 09/15/05	100,000,000	99,982,576
2.38%, 03/18/05	70,000,000	70,001,490
2.38%, 09/30/05	100,000,000	99,992,542
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.41%, 01/25/05(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.40%, 01/25/05(1)	150,000,000	150,000,000
Wells Fargo Bank N.A.
2.22%, 02/01/05	100,000,000	100,000,000
2.23%, 03/02/05	50,000,000	50,000,000
2.33%, 03/11/05	50,000,000	49,998,879
WhistleJacket Capital LLC
2.37%, 12/15/05(1)	40,000,000	39,994,279
2.38%, 01/17/06(1)	40,000,000	39,999,558
White Pine Finance LLC
2.25%, 12/01/05(1)	50,000,000	49,988,591
2.37%, 11/15/05(1)	72,000,000	71,992,244
2.37%, 01/13/06(1)	90,000,000	89,989,980
2.38%, 06/28/05(1)	70,000,000	69,992,937

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,839,591,235)		4,839,591,235

REPURCHASE AGREEMENTS – 15.93%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,533 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $1,000,063,333 and an effective yield of 2.28%.(2)	1,000,000,000	1,000,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,556 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $30,001,908 and an effective yield of 2.29%.(2)	30,000,000	30,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,533 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,556 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Morgan Stanley Dean Witter Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $800,050,667 and an effective yield of 2.28%.(2)	800,000,000	800,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,990,000,000)		1,990,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $12,481,450,142)		12,481,450,142

Other Assets, Less Liabilities – 0.10%		12,710,286

NET ASSETS – 100.00%		$12,494,160,428

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

20

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,597 and an effective yield of 1.60%.(1)	$100,584	$100,584
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,598 and an effective yield of 1.70%.(1)	100,584	100,584
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,596 and an effective yield of 1.40%.(1)	100,584	100,584
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,598 and an effective yield of 1.65%.(1)	100,584	100,584

TOTAL REPURCHASE AGREEMENTS (Cost: $402,336)		402,336

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $402,336)		402,336

Other Assets, Less Liabilities – 0.00%		19

NET ASSETS – 100.00%		$402,355

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

21

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2004

Government Money Market Master Portfolio
Security Type	Value	% of Net Assets
Repurchase Agreements	$449,192,000	99.99%
Other Net Assets	30,480	0.01

TOTAL	$449,222,480	100.00%

Money Market Master Portfolio
Security Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,606,301,544	47.13%
Repurchase Agreements	790,000,000	14.28
Commercial Paper	719,448,835	13.00
Certificates of Deposit	609,982,495	11.03
Time Deposits	556,906,000	10.07
Medium-Term Notes	237,734,269	4.30
Other Net Assets	10,452,681	0.19

TOTAL	$5,530,825,824	100.00%

Prime Money Market Master Portfolio
Security Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,839,591,235	38.74%
Commercial Paper	3,509,206,432	28.09
Repurchase Agreements	1,990,000,000	15.93
Certificates of Deposit	1,044,984,368	8.36
Time Deposits	917,605,000	7.34
Medium-Term Notes	180,063,107	1.44
Other Net Assets	12,710,286	0.10

TOTAL	$12,494,160,428	100.00%

Treasury Money Market Master Portfolio
Security Type	Value	% of Net Assets
Repurchase Agreements	$402,336	99.99%
Other Net Assets	19	0.01

TOTAL	$402,355	100.00%

These tables are not part of the financial statements.

22

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$—	$4,730,373,143	$10,491,450,142	$—
Repurchase agreements, at value and cost (Note 1)	449,192,000	790,000,000	1,990,000,000	402,336
Cash	1,969	865	218	—
Receivables:
Interest	28,511	10,451,816	12,710,068	19

NET ASSETS	$449,222,480	$5,530,825,824	$12,494,160,428	$402,355

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	Government Money Market Master Portfolio (a)	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio (a)
NET INVESTMENT INCOME
Interest	$2,579,922	$78,280,001	$91,392,327	$2,435

Total investment income	2,579,922	78,280,001	91,392,327	2,435

EXPENSES (Note 2)
Investment advisory fees	133,897	5,385,266	5,883,934	134

Total expenses	133,897	5,385,266	5,883,934	134
Less investment advisory fees waived	(133,897)	(2,694,437)	(4,069,202)	(134)

Net expenses	—	2,690,829	1,814,732	—

Net investment income	2,579,922	75,589,172	89,577,595	2,435

REALIZED GAIN (LOSS)
Net realized gain (loss)	—	(3,023)	58,161	—

Net realized gain (loss)	—	(3,023)	58,161	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,579,922	$75,586,149	$89,635,756	$2,435

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio	Money Market Master Portfolio
	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,579,922	$75,589,172	$48,736,227
Net realized gain (loss)	—	(3,023)	120,352

Net increase in net assets resulting from operations	2,579,922	75,586,149	48,856,579

Interestholder transactions:
Contributions	448,400,000	27,939,964,264	13,745,249,528
Withdrawals	(1,757,442)	(27,213,733,782)	(12,953,858,697)

Net increase in net assets resulting from interestholder transactions	446,642,558	726,230,482	791,390,831

Increase in net assets	449,222,480	801,816,631	840,247,410

NET ASSETS:
Beginning of period	—	4,729,009,193	3,888,761,783

End of period	$449,222,480	$5,530,825,824	$4,729,009,193

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2004	For the period April 16, 2003 (a) to December 31, 2003	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$89,577,595	$19,176,978	$2,435
Net realized gain	58,161	28,455	—

Net increase in net assets resulting from operations	89,635,756	19,205,433	2,435

Interestholder transactions:
Contributions	29,953,898,444	10,692,540,114	400,000
Withdrawals	(21,667,004,697)	(6,594,114,622)	(80)

Net increase in net assets resulting from interestholder transactions	8,286,893,747	4,098,425,492	399,920

Increase in net assets	8,376,529,503	4,117,630,925	402,355
NET ASSETS:
Beginning of period	4,117,630,925	—	—

End of period	$12,494,160,428	$4,117,630,925	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

24

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios each commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends, and gains or losses will be treated as assets and interest, dividends, and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

25

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the Master Portfolios’ costs of investments for federal income tax purposes was the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios as of December 31, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party	5.50 - 6.00% 2.88 - 5.96 3.39 - 7.72 2.83 - 7.66	08/01/34 - 11/01/34 02/01/25 - 06/01/42 12/01/18 - 01/01/35 06/01/07 - 06/01/44	$114,543,960 114,545,783 114,544,588 114,544,197

Money Market	Banc of America Securities LLC Tri-Party Bank of America N.A. Tri-Party Credit Suisse First Boston Tri-Party Goldman Sachs Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party Merrill Lynch Tri-Party	6.00 5.50 4.22 - 5.90 5.50 3.55 - 6.57 2.75 - 8.50 3.13 - 4.12	08/01/34 09/01/34 07/01/31 -10/01/34 09/01/34 05/01/22 - 08/01/35 12/01/08 - 08/01/36 08/01/22 - 08/01/40	40,800,000 510,000,000 40,803,127 51,000,001 40,804,080 81,603,127 40,798,360

Prime Money Market	Banc of America Securities LLC Tri-Party Bank of America N.A. Tri-Party Credit Suisse First Boston Tri-Party Goldman Sachs Tri-Party JP Morgan Chase & Co. Tri-Party Merrill Lynch Tri-Party Morgan Stanley Tri-Party	5.50 5.50 3.75 - 4.25 4.21 - 4.37 2.88 - 6.41 3.13 - 6.14 3.27 - 6.00	05/01/34 09/01/34 07/01/33 - 02/01/34 11/01/33 - 04/01/34 11/01/17 - 08/01/44 09/01/17 - 08/01/40 10/01/24 - 11/01/34	40,800,001 1,020,000,001 40,802,277 30,600,001 40,800,714 40,797,498 827,455,733

Treasury Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party	3.25 7.50 8.00 2.25	01/15/09 11/15/16 11/15/21 02/15/07	103,579 109,006 103,082 104,051

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by

26

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGFA waived investment advisory fees of $133,897, $2,694,437, $4,069,202, and $134 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended Dec. 31, 2004		Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000
Government Money Market
Ratio of expenses to average net assets(c)	0.00	%(d)	n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(c)	0.10	%(d)	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	1.93	%(d)	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(c)	1.83	%(d)	n/a	n/a	n/a	n/a
Total return	0.64	%(a)(d)	n/a	n/a	n/a	n/a
Money Market
Ratio of expenses to average net assets	0.05%		0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.40%		1.15%	1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees	1.35%		n/a	n/a	n/a	n/a
Total return	1.39%		1.16%	1.84%	4.23%	6.52%

27

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended Dec. 31, 2004		Year Ended Dec. 31, 2003		Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000
Prime Money Market
Ratio of expenses to average net assets(c)	0.03%		0.03	%(b)	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(c)	0.10%		0.10	%(b)	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	1.52%		1.12	%(b)	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(c)	1.45%		1.05	%(b)	n/a	n/a	n/a
Total return	1.40%		0.80	%(a)(b)	n/a	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(c)	0.00	%(d)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(c)	0.10	%(d)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	1.82	%(d)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(c)	1.72	%(d)	n/a		n/a	n/a	n/a
Total return	0.61	%(a)(d)	n/a		n/a	n/a	n/a

(a)	Not annualized.
(b)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(c)	Annualized for periods of less than one year.
(d)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2004, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented after December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Money Market Master Portfolio for the period ended December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

29

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

30

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMI1204

2004 ANNUAL REPORT TO SHAREHOLDERS    |    DECEMBER 31, 2004

AON CAPTIVES SHARES

PREMIUM SHARES

SELECT SHARES

TRUST SHARES

GOVERNMENT MONEY

MARKET FUND

INSTITUTIONAL MONEY

MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line under each share class of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2004) (1)	Ending Account Value (December 31, 2004) (1)	Annualized Expense Ratio (2)	Expenses Paid During Period (3) (July 1 to December 31, 2004)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,006.20	0.05%	$0.17
Hypothetical (5% return before expenses)	1,000.00	1,016.50	0.05%	0.17
Select Shares
Actual	1,000.00	1,006.00	0.10%	0.33
Hypothetical (5% return before expenses)	1,000.00	1,016.33	0.10%	0.34
Trust Shares
Actual	1,000.00	1,005.30	0.33%	1.10
Hypothetical (5% return before expenses)	1,000.00	1,015.57	0.33%	1.11
Institutional Money Market
Aon Captives Shares
Actual	1,000.00	1,008.20	0.10%	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.61	0.10%	0.51
Premium Shares
Actual	1,000.00	1,008.40	0.05%	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.87	0.05%	0.25
Select Shares
Actual	1,000.00	1,008.20	0.10%	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.63	0.10%	0.51
Trust Shares
Actual	1,000.00	1,007.00	0.34%	1.72
Hypothetical (5% return before expenses)	1,000.00	1,023.45	0.34%	1.73

1

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Continued)

Fund	Beginning Account Value (July 1, 2004) (1)	Ending Account Value (December 31, 2004) (1)	Annualized Expense Ratio (2)	Expenses Paid During Period (3) (July 1 to December 31, 2004)
Prime Money Market
Premium Shares
Actual	$1,000.00	$1,008.50	0.05%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.88	0.05%	0.25
Select Shares
Actual	1,000.00	1,008.30	0.10%	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.63	0.10%	0.51
Trust Shares
Actual	1,000.00	1,007.10	0.34%	1.72
Hypothetical (5% return before expenses)	1,000.00	1,023.45	0.34%	1.73
Treasury Money Market
Premium Shares
Actual	1,000.00	1,005.90	0.05%	0.17
Hypothetical (5% return before expenses)	1,000.00	1,016.50	0.05%	0.17
Select Shares
Actual	1,000.00	1,005.80	0.10%	0.33
Hypothetical (5% return before expenses)	1,000.00	1,016.33	0.10%	0.34
Trust Shares
Actual	1,000.00	1,005.00	0.33%	1.10
Hypothetical (5% return before expenses)	1,000.00	1,015.57	0.33%	1.11

(1)	Account values are based on a start date of September 1, 2004 (commencement of operations) for the Government Money Market and Treasury Money Market Funds.
(2)	This ratio includes each Fund’s share of expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntarily waived during the period.
(3)	For the Institutional and Prime Money Market Funds, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days). For the Government and Treasury Money Market Funds, which commenced operations on September 1, 2004, the expense ratios are multiplied by the average account value for the period, multiplied by the number of days in the period (122 days), and divided by the number of days in the year (366 days).

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$449,222,480	$4,964,478,162	$11,437,568,465	$402,355

Total Assets	449,222,480	4,964,478,162	11,437,568,465	402,355

LIABILITIES
Payables:
Distribution to shareholders	820,717	9,207,145	18,726,554	658
Administration fees (Note 2)	81	108,547	356,637	81
Distribution fees - Aon Captives Shares (Note 2)	—	26,351	—	—

Total Liabilities	820,798	9,342,043	19,083,191	739

NET ASSETS	$448,401,682	$4,955,136,119	$11,418,485,274	$401,616

Net assets consist of:
Paid-in capital	$448,401,682	$4,955,138,926	$11,418,474,365	$401,616
Distributions in excess of net investment income	—	(54)	—	—
Undistributed net realized gain (accumulated net realized loss)	—	(2,753)	10,909	—

NET ASSETS	$448,401,682	$4,955,136,119	$11,418,485,274	$401,616

Aon Captives Shares
Net Assets	$—	$106,432,572	$—	$—

Shares outstanding	—	106,432,390	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$448,100,451	$3,624,502,526	$6,000,944,024	$100,434

Shares outstanding	448,100,451	3,624,504,947	6,000,932,456	100,434

Net asset value per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$100,438	$1,217,388,132	$5,247,104,855	$100,422

Shares outstanding	100,438	1,217,388,647	5,247,104,918	100,422

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$100,425	$6,712,302	$170,335,804	$100,409

Shares outstanding	100,425	6,712,400	170,336,400	100,409

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$100,368	$100,587	$100,591	$100,351

Shares outstanding	100,368	100,587	100,591	100,351

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	Government Money Market Fund (a)	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund (a)
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$2,579,922	$70,648,214	$86,968,838	$2,436
Expenses(b)	—	(2,435,562)	(1,715,240)	—

Net investment income allocated from corresponding Master Portfolio	2,579,922	68,212,652	85,253,598	2,436

FUND EXPENSES (Note 2)
Administration fees	26,937	1,381,774	2,055,022	187
Distribution Costs — Aon Captives Shares	—	84,379	—	—

Total fund expenses	26,937	1,466,153	2,055,022	187
Less administration fees waived	(26,775)	(472,072)	(1,118,034)	(25)

Total net expenses	162	994,081	936,988	162

Net investment income	2,579,760	67,218,571	84,316,610	2,274

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	—	(2,753)	55,136	—

Net realized gain (loss)	—	(2,753)	55,136	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,579,760	$67,215,818	$84,371,746	$2,274

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $133,897, $2,426,836, $3,874,593 and $134, respectively.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund	Institutional Money Market Fund
	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,579,760	$67,218,571	$42,577,443
Net realized gain (loss)	—	(2,753)	106,857

Net increase in net assets resulting from operations	2,579,760	67,215,818	42,684,300

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	(1,141,062)	(195,090)
Institutional Shares	(2,578,006)	(54,192,310)	(41,027,073)
Premium Shares	(622)	(11,848,951)	(1,355,327)
Select Shares	(605)	(35,557)	—
Trust Shares	(527)	(745)	—

	(2,579,760)	(67,218,625)	(42,577,490)

From net realized gain:
Aon Captives Shares	—	—	(606)
Institutional Shares	—	—	(100,184)
Premium Shares	—	—	(6,067)

	—	—	(106,857)

Total distributions to shareholders	(2,579,760)	(67,218,625)	(42,684,347)

Capital share transactions (Note 3):
Aon Captives Shares	—	51,033,638	47,187,335
Institutional Shares	448,100,451	(373,719,853)	670,573,018
Premium Shares	100,438	927,289,984	290,093,663
Select Shares	100,425	6,712,400	—
Trust Shares	100,368	100,587	—

Net increase in net assets resulting from capital share transactions	448,401,682	611,416,756	1,007,854,016

Increase in net assets	448,401,682	611,413,949	1,007,853,969

NET ASSETS:
Beginning of period	—	4,343,722,170	3,335,868,201

End of period	$448,401,682	$4,955,136,119	$4,343,722,170

Distributions in excess of net investment income included in net assets at end of period	$—	$(54)	$—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2004	For the period April 16, 2003 (a) to December 31, 2003	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$84,316,610	$18,584,752	$2,274
Net realized gain	55,136	27,068	—

Net increase in net assets resulting from operations	84,371,746	18,611,820	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(54,101,221)	(15,462,408)	(609)
Premium Shares	(29,887,264)	(3,122,344)	(592)
Select Shares	(327,158)	—	(575)
Trust Shares	(753)	—	(498)

	(84,316,396)	(18,584,752)	(2,274)

From net realized gain:
Institutional Shares	(32,824)	(20,232)	—
Premium Shares	(11,403)	(7,050)	—

	(44,227)	(27,282)	—

Total distributions to shareholders	(84,360,623)	(18,612,034)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	3,033,857,069	2,967,075,387	100,434
Premium Shares	4,282,862,178	964,242,740	100,422
Select Shares	170,336,400	—	100,409
Trust Shares	100,591	—	100,351

Net increase in net assets resulting from capital share transactions	7,487,156,238	3,931,318,127	401,616

Increase in net assets	7,487,167,361	3,931,317,913	401,616

NET ASSETS:
Beginning of period	3,931,317,913	—	—

End of period	$11,418,485,274	$3,931,317,913	$401,616

Distributions in excess of net investment income included in net assets at end of period	$—	$(214)	$—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Government Money Market Fund - Premium Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(c)	0.05%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%
Ratio of net investment income to average net assets(c)	1.86%
Ratio of net investment income to average net assets prior to waived fees(c)	1.74%

	Government Money Market Fund - Select Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(c)	0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%
Ratio of net investment income to average net assets(c)	1.81%
Ratio of net investment income to average net assets prior to waived fees(c)	1.69%

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Government Money Market Fund - Trust Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(c)	0.33%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%
Ratio of net investment income to average net assets(c)	1.58%
Ratio of net investment income to average net assets prior to waived fees(c)	1.46%

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund - Aon Captives Shares
	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002		Year ended Dec. 31, 2001		Year ended Dec. 31, 2000
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01	0.01		0.02		0.04		0.06
Net realized and unrealized gain	0.00 (d)	0.00	(d)	—		—		—

Total from investment operations	0.01	0.01		0.02		0.04		0.06

Less distributions from:
Net investment income	(0.01)	(0.01)		(0.02)		(0.04)		(0.06)
Net realized gain	—	(0.00	)(d)	—		—		—

Total distributions	(0.01)	(0.01)		(0.02)		(0.04)		(0.06)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total return	1.29%	1.04%		1.70%		4.12%		6.46%

Ratios/Supplemental data:
Net assets, end of year (000s)	$106,433	$55,399		$8,211		$6		$5
Ratio of expenses to average net assets(a)	0.15%	0.22%		0.22%		0.24%		0.22%
Ratio of expenses to average net assets prior to waived fees(a)	0.22%	n/a		n/a		n/a		n/a
Ratio of net investment income to average net assets(a)	1.35%	0.97%		1.42%		4.06%		6.22%
Ratio of net investment income to average net assets prior to waived fees(a)	1.28%	n/a		n/a		n/a		n/a

				Institutional Money Market Fund - Premium Shares
				Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period ended Dec. 31, 2002 (b)
Net asset value, beginning of period				$1.00		$1.00		$1.00

Income from investment operations:
Net investment income				0.01		0.01		0.00	(d)
Net realized and unrealized gain (loss)				(0.00	)(d)	0.00	(d)	—

Total from investment operations				0.01		0.01		0.00	(d)

Less distributions from:
Net investment income				(0.01)		(0.01)		(0.00	)(d)
Net realized gain				—		(0.00	)(d)	—

Total distributions				(0.01)		(0.01)		(0.00	)(d)

Net asset value, end of period				$1.00		$1.00		$1.00

Total return				1.34%		1.10%		0.11	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)				$1,217,388		$290,099		$5
Ratio of expenses to average net assets(e)				0.10%		0.17%		0.25%
Ratio of expenses to average net assets prior to waived fees(e)				0.17%		n/a		n/a
Ratio of net investment income to average net assets(e)				1.45%		0.98%		1.51%
Ratio of net investment income to average net assets prior to waived fees(e)				1.38%		n/a		n/a

(a)	These ratios include expenses charged to the Money Market Master Portfolio.
(b)	For the period from December 2, 2002 (commencement of operations) to December 31, 2002.
(c)	Not annualized.
(d)	Rounds to less than $0.01.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund - Select Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	1.22	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,712
Ratio of expenses to average net assets(c)	0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%
Ratio of net investment income to average net assets(c)	1.93%
Ratio of net investment income to average net assets prior to waived fees(c)	1.81%

	Institutional Money Market Fund - Trust Shares
	Period ended Dec. 31, 2004 (d)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.74	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$101
Ratio of expenses to average net assets(c)	0.35%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%
Ratio of net investment income to average net assets(c)	1.33%
Ratio of net investment income to average net assets prior to waived fees(c)	1.23%

(a)	For the period from January 26, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
(d)	For the period from June 10, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

10

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund - Premium Shares
	Year ended Dec. 31, 2004		Period ended Dec. 31, 2003 (a)
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gain (loss)	0.00	(e)	(0.00	)(e)

Total from investment operations	0.01		0.01

Less distributions from:
Net investment income	(0.01)		(0.01)
Net realized gain	(0.00	)(e)	(0.00	)(e)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00

Total return	1.35%		0.75	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,247,105		$964,243
Ratio of expenses to average net assets(c)	0.07%		0.09%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%		n/a
Ratio of net investment income to average net assets(c)	1.62%		1.02%
Ratio of net investment income to average net assets prior to waived fees(c)	1.52%		n/a

	Prime Money Market Fund - Select Shares
	Period ended Dec. 31, 2004 (d)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	1.23	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$170,336
Ratio of expenses to average net assets(c)	0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%
Ratio of net investment income to average net assets(c)	2.11%
Ratio of net investment income to average net assets prior to waived fees(c)	1.99%

(a)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(d)	For the period from January 26, 2004 (commencement of operations) to December 31, 2004.
(e)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

11

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Prime Money Market Fund - Trust Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.75	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$101
Ratio of expenses to average net assets(c)	0.34%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%
Ratio of net investment income to average net assets(c)	1.34%
Ratio of net investment income to average net assets prior to waived fees(c)	1.23%

(a)	For the period from June 10, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

12

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Treasury Money Market Fund - Premium Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.59	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(c)	0.05%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%
Ratio of net investment income to average net assets(c)	1.77%
Ratio of net investment income to average net assets prior to waived fees(c)	1.65%

	Treasury Money Market Fund - Select Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.58	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(c)	0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%
Ratio of net investment income to average net assets(c)	1.70%
Ratio of net investment income to average net assets prior to waived fees(c)	1.58%

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

13

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Treasury Money Market Fund - Trust Shares
	Period ended Dec. 31, 2004 (a)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income	0.01

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$1.00

Total return	0.50	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100
Ratio of expenses to average net assets(c)	0.33%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%
Ratio of net investment income to average net assets(c)	1.49%
Ratio of net investment income to average net assets prior to waived fees(c)	1.37%

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

14

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2004, the Trust offered the following diversified funds: the Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

These financial statements relate only to the Premium Shares, Select Shares and Trust Shares of the Government Money Market Fund (the “GMMF”), the Aon Captives Shares, Premium Shares (formerly Service Shares), Select Shares and Trust Shares of the Institutional Money Market Fund (the “IMMF”), the Premium Shares (formerly Service Shares), Select Shares and Trust Shares of the Prime Money Market Fund (the “PMMF”) and the Premium Shares, Select Shares and Trust Shares of the Treasury Money Market Fund (the “TMMF”), (each, a “Fund”, collectively the “Funds”). In addition, the GMMF, IMMF, PMMF and TMMF each offer Institutional Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 89.76%, 91.54% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2004). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

15

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income (Distributions in Excess)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Institutional Money Market	$(54)	$(2,753)	$(2,807)
Prime Money Market	13,322	(2,413)	10,909

The tax character of distributions paid for the years ended December 31, 2004 and December 31, 2003, were as follows:

Fund	2004	2003
Government Money Market
Distributions paid from:
Ordinary income	$2,579,760	$—

Total Distributions	$2,579,760	$—

Institutional Money Market
Distributions paid from:
Ordinary income	$67,218,625	$42,684,347

Total Distributions	$67,218,625	$42,684,347

Prime Money Market
Distributions paid from:
Ordinary income	$84,360,623	$18,612,034

Total Distributions	$84,360,623	$18,612,034

Treasury Money Market
Distributions paid from:
Ordinary income	$2,274	$—

Total Distributions	$2,274	$—

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to

16

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2004.

The Institutional Money Market Fund had a tax basis net capital loss carryforward as of December 31, 2004, the tax year-end of the Fund, of $2,647, which will expire in 2012. Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

From November 1, 2004 to December 31, 2004, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, the Institutional Money Market Fund and the Prime Money Market Fund have elected to defer these losses of $106 and $2,413, respectively, and treat them as arising in the year ending December 31, 2005.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Premium Shares, Select Shares or Trust Shares of the IMMF. SEI does not receive a fee from the GMMF, PMMF or TMMF for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.02% of the average daily net assets of the Aon Captives Shares, 0.07% of the average daily net assets of each Fund’s Premium Shares, 0.12% of the average daily net assets of each Fund’s Select Shares and 0.35% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGI waived administration fees as follows:

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
Aon Captives Shares	$—	$9,563	$—	$—
Premium Shares	6	97,848	369,057	6
Service Shares	6	358	3,099	6
Trust Shares	6	9	11	6

BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, there were an unlimited number of no par value shares of beneficial interest authorized.

17

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Transactions in capital shares for the Aon Captives, Premium, Select, and Trust Shares of the Funds were as follows:

	Government Money Market Fund
	Period Ended December 31, 2004 (a)
	Shares	Amount
Premium Shares
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	438	438
Shares redeemed	—	—

Net increase	100,438	$100,438

Select Shares
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	425	425
Shares redeemed	—	—

Net increase	100,425	$100,425

Trust Shares
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	368	368
Shares redeemed	—	—

Net increase	100,368	$100,368

	Institutional Money Market Fund
	Year Ended December 31, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Aon Captives Shares
Shares sold	90,884,066	$90,884,068	59,954,318	$59,954,318
Shares issued in reinvestments of dividends and distributions	763,570	763,570	172,764	172,764
Shares redeemed	(40,614,000)	(40,614,000)	(12,939,747)	(12,939,747)

Net increase	51,033,636	$51,033,638	47,187,335	$47,187,335

Premium Shares
Shares sold	5,180,859,883	$5,180,859,883	536,700,629	$536,700,629
Shares issued in reinvestments of dividends and distributions	8,061,506	8,061,506	1,077,469	1,077,469
Shares redeemed	(4,261,631,405)	(4,261,631,405)	(247,684,435)	(247,684,435)

Net increase	927,289,984	$927,289,984	290,093,663	$290,093,663

Select Shares(b)
Shares sold	27,416,539	$27,416,539
Shares issued in reinvestments of dividends	22,220	22,220
Shares redeemed	(20,726,359)	(20,726,359)

Net increase	6,712,400	$6,712,400

Trust Shares(b)
Shares sold	100,001	$100,001
Shares issued in reinvestments of dividends	587	587
Shares redeemed	(1)	(1)

Net increase	100,587	$100,587

18

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Prime Money Market Fund
	Year Ended December 31, 2004		Period Ended December 31, 2003 (c)
	Shares	Amount	Shares	Amount
Premium Shares
Shares sold	16,139,864,436	$16,139,864,436	3,375,985,697	$3,375,985,697
Shares issued in reinvestments of dividends and distributions	15,709,079	15,709,079	1,856,643	1,856,643
Shares redeemed	(11,872,711,337)	(11,872,711,337)	(2,413,599,600)	(2,413,599,600)

Net increase	4,282,862,178	$4,282,862,178	964,242,740	$964,242,740

Select Shares(b)
Shares sold	243,731,220	$243,731,220
Shares issued in reinvestments of dividends	26,100	26,100
Shares redeemed	(73,420,920)	(73,420,920)

Net increase	170,336,400	$170,336,400

Trust Shares(b)
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	591	591
Shares redeemed	—	—

Net increase	100,591	$100,591

	Treasury Money Market Fund
	Period Ended December 31, 2004 (a)
	Shares	Amount
Premium Shares
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	422	422
Shares redeemed	—	—

Net increase	100,422	$100,422

Select Shares
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	409	409
Shares redeemed	—	—

Net increase	100,409	$100,409

Trust Shares
Shares sold	100,000	$100,000
Shares issued in reinvestments of dividends	351	351
Shares redeemed	—	—

Net increase	100,351	$100,351

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	For the period from January 26, 2004 (commencement of operations) to December 31, 2004 for the Select Shares, and for the period from June 10, 2004 (commencement of operations) to December 31, 2004 for the Trust Shares.
(c)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2004, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for the Aon Captives, Premium, Select and Trust Share Classes for each of the periods presented after December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Aon Captives Share Class for the period ended December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

Pricewaterhouse Coopers LLP

San Francisco, California

February 11, 2005

20

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of MIP; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

*  Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non-profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of MIP; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of MIP.

21

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkeley: Haas School of Business; Sylvan Coleman Professor of Finance; Member, Council on Foreign Relations.	Trustee of MIP; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust (since 2001).

Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of MIP; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

22

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,337 and an effective yield of 2.28%.(1)	$112,298,000	$112,298,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,524 and an effective yield of 2.30%.(1)	112,298,000	112,298,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,337 and an effective yield of 2.28%.(1)	112,298,000	112,298,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $112,319,337 and an effective yield of 2.28%.(1)	112,298,000	112,298,000

TOTAL REPURCHASE AGREEMENTS (Cost: $449,192,000)		449,192,000

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $449,192,000)		449,192,000

Other Assets, Less Liabilities – 0.01%		30,480

NET ASSETS – 100.00%		$449,222,480

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

23

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 11.03%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,999,341
BNP Paribas (New York)
1.42%, 01/07/05	25,000,000	24,999,957
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,992,477
1.63%, 04/27/05	35,000,000	34,997,781
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,999,506
UBS AG
1.41%, 01/07/05	40,000,000	39,999,902
1.91%, 05/11/05	25,000,000	24,998,228
2.32%, 01/07/05	100,000,000	100,000,083
US Bank N.A.
1.20%, 03/28/05	10,000,000	9,998,599
Washington Mutual Bank
2.27%, 02/02/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $609,982,495)		609,982,495

COMMERCIAL PAPER – 13.01%
CAFCO LLC
2.24%, 01/21/05(1)	50,000,000	49,937,778
Chariot Funding LLC
2.32%, 01/12/05(1)	50,000,000	49,964,556
Citigroup Global Markets Holdings Inc.
2.30%, 02/01/05	100,000,000	99,801,944
CRC Funding LLC
2.26%, 02/03/05(1)	50,000,000	49,896,417
Delaware Funding Corp.
2.30%, 01/05/05(1)	51,091,000	51,077,943
Edison Asset Securitization
2.24%, 02/02/05(1)	100,000,000	99,800,889
2.26%, 05/04/05(1)	75,000,000	74,420,875
Grampian Funding LLC
2.27%, 02/01/05(1)	50,000,000	49,902,264
HBOS Treasury Services PLC
2.33%, 01/28/05	145,000,000	144,746,613
New Center Asset Trust
2.26%, 02/02/05(1)	50,000,000	49,899,556

TOTAL COMMERCIAL PAPER (Cost: $719,448,835)		719,448,835

MEDIUM-TERM NOTES – 4.30%
Beta Finance Inc.
1.45%, 01/12/05(1)	25,000,000	24,999,439
2.68%, 11/15/05(1)	50,000,000	49,991,067
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	2,786,168	2,786,168
Dorada Finance Inc.
1.48%, 01/18/05(1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05(1)	25,000,000	24,999,439
2.43%, 08/01/05(1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,997,461
Sigma Finance Inc.
1.48%, 04/15/05(1)	50,000,000	49,963,380

TOTAL MEDIUM-TERM NOTES (Cost: $237,734,269)		237,734,269

TIME DEPOSITS – 10.07%
Branch Banking & Trust
2.16%, 01/03/05	256,906,000	256,906,000
Citibank N.A.
2.16%, 01/03/05	75,000,000	75,000,000
Societe Generale
2.16%, 01/03/05	125,000,000	125,000,000
UBS AG
2.19%, 01/03/05	100,000,000	100,000,000

TOTAL TIME DEPOSITS (Cost: $556,906,000)		556,906,000

VARIABLE & FLOATING RATE NOTES – 47.12%
American Express Centurion Bank
2.28%, 09/01/05	50,000,000	50,012,751
2.36%, 04/15/05	100,000,000	99,985,205
2.37%, 01/28/05	50,000,000	50,000,000
ASIF Global Financing
2.41%, 01/23/06(1)	75,000,000	74,993,033
Bank of Nova Scotia
2.45%, 03/04/05	85,000,000	85,009,194
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.44%, 03/15/05(1)	25,000,000	25,004,122
Capital One Auto Finance Trust Series 2004-B Class A-1
2.37%, 10/17/05	35,233,173	35,233,173
Chase Manhattan Bank USA
2.34%, 01/13/05	50,000,000	50,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
2.55%, 12/12/05(1)	25,000,000	25,000,000
DEPFA Bank PLC
2.47%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.38%, 09/15/05(1)	82,000,000	82,004,569
2.45%, 01/28/05(1)	50,000,000	50,003,265

24

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Goldman Sachs Group Inc. (The)
2.39%, 07/29/05(1)	$50,000,000	$50,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.55%, 01/24/06(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.45%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.33%, 06/10/05(1)	50,000,000	49,996,918
LEEK Series 14A Class A1
2.41%, 01/21/05(1)	79,380,000	79,380,000
Links Finance LLC
2.37%, 07/26/05(1)	25,000,000	24,995,779
2.39%, 10/17/05(1)	65,000,000	65,003,993
2.42%, 07/29/05(1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	100,000,000	99,994,471
Metropolitan Life Insurance Funding Agreement
2.15%, 07/18/05(1)	25,000,000	25,000,000
2.20%, 07/25/05(1)	50,000,000	50,000,000
Morgan Stanley
2.44%, 05/04/05	40,000,000	40,037,541
2.52%, 08/15/05	25,000,000	25,023,238
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
Nationwide Building Society
2.58%, 01/27/06(1)	100,000,000	100,000,000
Permanent Financing No.4 Series 1 Class A
2.32%, 03/10/05	125,000,000	125,000,000
Permanent Financing No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
2.04%, 01/25/05(1)	75,000,000	74,999,015
2.35%, 07/15/05(1)	25,000,000	24,995,981
2.35%, 11/18/05(1)	70,000,000	69,981,481
Strips III LLC
2.47%, 07/25/05(1)	34,657,653	34,657,653
Travelers Insurance Co. Funding Agreement
2.28%, 02/04/05(1)	50,000,000	50,000,000
2.41%, 08/19/05(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.41%, 01/25/05(1)	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.40%, 01/25/05(1)	100,000,000	100,000,000
Westpac Banking Corp.
2.45%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.32%, 12/08/05(1)	30,000,000	29,995,796
Winston Funding Ltd.
2.16%, 01/23/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,606,301,544)		2,606,301,544

REPURCHASE AGREEMENTS – 14.28%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $500,095,000 and an effective yield of 2.28%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $50,009,542 and an effective yield of 2.29%.(2)	50,000,000	50,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $80,015,200 and an effective yield of 2.28%.(2)	80,000,000	80,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.28%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $790,000,000)		790,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $5,520,373,143)		5,520,373,143

Other Assets, Less Liabilities – 0.19%		10,452,681

NET ASSETS – 100.00%		$5,530,825,824

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 8.36%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$15,000,000	$14,999,756
BNP Paribas (New York)
1.29%, 03/04/05	10,000,000	9,999,574
1.42%, 01/07/05	25,000,000	24,999,957
2.31%, 02/03/05	150,000,000	150,000,000
Credit Suisse First Boston
2.36%, 01/20/05	100,000,000	100,000,000
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,667
Norddeutsche Landesbank
1.47%, 04/15/05	25,000,000	24,998,932
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska Handelsbanken NY
1.28%, 01/24/05	40,000,000	39,999,241
1.58%, 04/25/05	30,000,000	29,995,486
1.63%, 04/27/05	15,000,000	14,999,050
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.22%, 03/23/05	15,000,000	14,998,206
1.34%, 02/10/05	10,000,000	9,999,836
2.25%, 01/31/05	50,000,000	50,000,000
2.25%, 02/02/05	100,000,000	100,000,000
UBS AG
1.91%, 05/11/05	30,000,000	29,997,875
2.32%, 01/07/05	200,000,000	200,000,167

TOTAL CERTIFICATES OF DEPOSIT (Cost: $1,044,984,368)		1,044,984,368

COMMERCIAL PAPER – 28.09%
Alpine Securitization Corp.
2.28%, 01/06/05(1)	100,000,000	99,968,333
Amsterdam Funding Corp.
2.35%, 01/24/05(1)	88,460,000	88,327,187
2.37%, 01/04/05(1)	60,000,000	59,988,150
Aspen Funding Corp.
2.29%, 02/03/05(1)	64,500,000	64,364,604
Chariot Funding LLC
2.32%, 01/12/05(1)	54,861,000	54,822,110
2.34%, 01/19/05(1)	67,489,000	67,410,038
Citigroup Global Markets Holdings Inc.
2.30%, 01/10/05	150,000,000	149,913,750
2.30%, 02/01/05	150,000,000	149,702,917
CRC Funding LLC
2.30%, 01/26/05(1)	50,000,000	49,920,139
2.35%, 01/28/05(1)	50,000,000	49,911,875
Edison Asset Securitization
2.24%, 02/02/05(1)	25,000,000	24,950,222
2.26%, 05/04/05(1)	50,000,000	49,613,917
2.27%, 01/06/05(1)	75,000,000	74,976,354
Eureka Securitization PLC
2.35%, 01/27/05(1)	50,000,000	49,915,139
Fairway Finance LLC
2.27%, 01/18/05(1)	36,102,000	36,063,300
2.30%, 01/12/05(1)	53,000,000	52,962,753
2.34%, 01/12/05(1)	123,321,000	123,232,826
Falcon Asset Securitization Corp.
2.30%, 01/18/05(1)	75,197,000	75,115,328
2.31%, 01/11/05(1)	33,085,000	33,063,770
Galaxy Funding Inc.
2.27%, 01/14/05(1)	40,000,000	39,967,211
2.31%, 01/13/05(1)	29,100,000	29,077,593
Gemini Securitization Corp.
2.31%, 01/10/05(1)	76,000,000	75,956,110
General Electric Capital Corp.
2.24%, 02/02/05	50,000,000	49,900,444
2.26%, 01/05/05	75,000,000	74,981,167
Jupiter Securitization Corp.
2.30%, 01/19/05(1)	152,000,000	151,825,200
KBC Financial Products International
2.29%, 05/04/05	50,000,000	49,608,792
Liberty Street Funding Corp.
2.29%, 01/07/05(1)	47,706,000	47,687,792
2.35%, 01/18/05(1)	55,689,000	55,627,200
2.35%, 01/21/05(1)	40,000,000	39,947,778
Nationwide Building Society
2.30%, 02/03/05	22,000,000	21,953,717
New Center Asset Trust
2.29%, 01/25/05(1)	50,000,000	49,923,667
2.36%, 01/31/05(1)	56,000,000	55,890,100
Park Avenue Receivables Corp.
2.26%, 01/06/05(1)	102,333,000	102,300,879
2.35%, 01/24/05(1)	144,268,000	144,051,397
Preferred Receivables Funding Corp.
2.35%, 01/31/05(1)	49,147,000	49,050,754
Ranger Funding Co. LLC
2.31%, 01/20/05(1)	110,000,000	109,865,892
Scaldis Capital LLC
2.29%, 01/07/05(1)	61,363,000	61,339,580
2.35%, 04/27/05(1)	44,565,000	44,227,544
Sydney Capital Corp.
2.29%, 02/01/05(1)	19,380,000	19,341,784
Thames Asset Global Securitization No. 1 Inc.
2.26%, 01/12/05(1)	11,992,000	11,983,719
2.29%, 01/13/05(1)	82,899,000	82,835,720
2.35%, 01/20/05(1)	200,000,000	199,751,945
2.36%, 01/24/05(1)	14,356,000	14,334,354
Ticonderoga Master Funding Ltd.
2.26%, 01/11/05(1)	15,040,000	15,030,558
2.35%, 01/14/05(1)	200,000,000	199,830,277

26

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Variable Funding Capital Corp.
2.29%, 01/05/05(1)	$116,000,000	$115,970,484
Windmill Funding Corp.
2.29%, 01/10/05(1)	45,000,000	44,974,238
2.35%, 01/24/05(1)	60,000,000	59,909,916
2.36%, 01/21/05(1)	17,765,000	17,741,708
Yorktown Capital LLC
2.34%, 01/12/05(1)	20,040,000	20,025,671
2.35%, 01/24/05(1)	100,221,000	100,070,529

TOTAL COMMERCIAL PAPER (Cost: $3,509,206,432)		3,509,206,432

MEDIUM-TERM NOTES – 1.44%
Associates Corp. N.A.
7.75%, 02/15/05	10,000,000	10,077,434
Beta Finance Inc.
1.45%, 01/12/05(1)	25,000,000	24,999,439
2.68%, 11/15/05(1)	50,000,000	49,991,067
Dorada Finance Inc.
1.48%, 01/18/05(1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05(1)	25,000,000	24,999,439
2.43%, 08/01/05(1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05(1)	25,000,000	24,998,413

TOTAL MEDIUM-TERM NOTES (Cost: $180,063,107)		180,063,107

TIME DEPOSITS – 7.34%
Citibank N.A.
2.16%, 01/03/05	175,000,000	175,000,000
Societe Generale
2.16%, 01/03/05	475,000,000	475,000,000
UBS AG
2.19%, 01/03/05	267,605,000	267,605,000

TOTAL TIME DEPOSITS (Cost: $917,605,000)		917,605,000

VARIABLE & FLOATING RATE NOTES – 38.74%
American Express Centurion Bank
2.28%, 09/01/05	75,000,000	75,019,704
2.37%, 09/20/05	50,000,000	50,000,000
2.38%, 02/25/05	25,000,000	25,000,377
ASIF Global Financing
2.41%, 01/23/06(1)	75,000,000	74,993,033
Banque Nationale de Paris
2.20%, 10/03/05	50,000,000	49,977,596
Bayerische Landesbank
2.41%, 06/29/05	95,000,000	95,009,032
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.34%, 08/15/05(1)	100,000,000	99,981,280
Canadian Imperial Bank of Commerce
2.34%, 12/14/05	100,000,000	99,968,455
Citigroup Inc.
2.28%, 02/07/05	41,300,000	41,305,625
Commonwealth Bank of Australia
2.06%, 01/21/05	75,000,000	74,990,326
Danske Bank
2.34%, 08/22/05	100,000,000	99,974,207
2.35%, 08/26/05	50,000,000	49,987,073
DEPFA Bank PLC
2.47%, 09/15/05	50,000,000	50,000,000
Dorada Finance Inc.
2.06%, 07/29/05(1)	50,000,000	49,991,388
2.40%, 08/15/05(1)	75,000,000	75,011,721
2.45%, 01/28/05(1)	50,000,000	50,003,265
2.68%, 11/15/05(1)	50,000,000	49,991,067
Fairway Finance LLC
2.37%, 01/21/05(1)	50,000,000	50,000,000
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
2.37%, 11/20/05	32,774,250	32,774,250
General Electric Capital Corp.
2.30%, 02/03/05	25,250,000	25,253,945
2.62%, 03/15/05	50,500,000	50,519,663
Goldman Sachs Group Inc. (The)
2.33%, 08/25/05	150,000,000	150,000,000
2.39%, 07/29/05(1)	50,000,000	50,000,000
2.46%, 07/25/05	100,000,000	100,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.53%, 03/14/05(1)	75,000,000	75,016,178
K2 USA LLC
2.05%, 07/25/05(1)	50,000,000	49,994,368
2.29%, 03/07/05(1)	28,000,000	27,999,242
2.33%, 09/12/05(1)	80,000,000	79,986,082
2.35%, 11/14/05(1)	60,000,000	59,992,162
Links Finance LLC
2.36%, 11/16/05(1)	100,000,000	99,982,129
2.37%, 07/26/05(1)	50,000,000	49,991,557
2.42%, 07/29/05(1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	50,000,000	49,997,235
2.55%, 04/05/05	41,000,000	41,027,484
2.71%, 01/14/05	20,000,000	20,002,432
Morgan Stanley
2.52%, 08/15/05	75,000,000	75,069,714
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
2.35%, 01/03/05	95,000,000	95,000,433
2.36%, 01/19/05	30,000,000	29,999,624
2.36%, 06/10/05	35,000,000	35,004,829
2.36%, 12/29/05	50,000,000	49,987,942

27

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2004

Security	Face Amount	Value
Nationwide Building Society
2.14%, 07/22/05(1)	$25,000,000	$25,010,937
2.40%, 01/06/06(1)	100,000,000	100,000,000
2.58%, 01/27/06(1)	50,000,000	50,000,000
Permanent Financing No.4 Series 1 Class A
2.32%, 03/10/05	140,000,000	140,000,000
Permanent Financing No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Permanent Financing No.6 Series 1 Class A
2.34%, 09/12/05	75,000,000	75,000,000
Royal Bank of Scotland
2.25%, 08/08/05	50,000,000	49,985,087
2.34%, 09/29/05	89,000,000	88,964,384
Sedna Finance Inc.
2.37%, 01/10/06(1)	20,000,000	19,994,833
Sigma Finance Inc.
2.04%, 01/25/05(1)	25,000,000	24,999,672
2.29%, 08/05/05(1)	50,000,000	49,990,490
2.34%, 10/07/05(1)	30,000,000	29,993,377
2.35%, 07/15/05(1)	25,000,000	24,995,981
2.35%, 11/18/05(1)	75,000,000	74,980,158
2.36%, 12/28/05(1)	150,000,000	149,956,192
2.37%, 01/21/05(1)	50,000,000	49,997,414
2.39%, 09/15/05	50,000,000	50,003,535
Svenska Handelsbanken NY
2.34%, 02/14/05	30,000,000	29,998,531
Tango Finance Corp.
2.37%, 11/15/05(1)	50,000,000	49,995,546
US Bank N.A.
2.33%, 03/30/05	25,000,000	24,994,238
2.33%, 09/15/05	100,000,000	99,982,576
2.38%, 03/18/05	70,000,000	70,001,490
2.38%, 09/30/05	100,000,000	99,992,542
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.41%, 01/25/05(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.40%, 01/25/05(1)	150,000,000	150,000,000
Wells Fargo Bank N.A.
2.22%, 02/01/05	100,000,000	100,000,000
2.23%, 03/02/05	50,000,000	50,000,000
2.33%, 03/11/05	50,000,000	49,998,879
WhistleJacket Capital LLC
2.37%, 12/15/05(1)	40,000,000	39,994,279
2.38%, 01/17/06(1)	40,000,000	39,999,558
White Pine Finance LLC
2.25%, 12/01/05(1)	50,000,000	49,988,591
2.37%, 11/15/05(1)	72,000,000	71,992,244
2.37%, 01/13/06(1)	90,000,000	89,989,980
2.38%, 06/28/05(1)	70,000,000	69,992,937

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,839,591,235)		4,839,591,235

REPURCHASE AGREEMENTS – 15.93%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,533 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $1,000,063,333 and an effective yield of 2.28%.(2)	1,000,000,000	1,000,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,556 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $30,001,908 and an effective yield of 2.29%.(2)	30,000,000	30,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,533 and an effective yield of 2.28%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,002,556 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Morgan Stanley Dean Witter Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $800,050,667 and an effective yield of 2.28%.(2)	800,000,000	800,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,990,000,000)		1,990,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $12,481,450,142)		12,481,450,142

Other Assets, Less Liabilities – 0.10%		12,710,286

NET ASSETS – 100.00%		$12,494,160,428

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

28

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,597 and an effective yield of 1.60%.(1)	$100,584	$100,584
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,598 and an effective yield of 1.70%.(1)	100,584	100,584
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,596 and an effective yield of 1.40%.(1)	100,584	100,584
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $100,598 and an effective yield of 1.65%.(1)	100,584	100,584

TOTAL REPURCHASE AGREEMENTS (Cost: $402,336)		402,336

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $402,336)		402,336

Other Assets, Less Liabilities – 0.00%		19

NET ASSETS – 100.00%		$402,355

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2004

Government Money Market Master Portfolio

Security Type	Value	% of Net Assets
Repurchase Agreements	$449,192,000	99.99%
Other Net Assets	30,480	0.01

TOTAL	$449,222,480	100.00%

Money Market Master Portfolio

Security Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,606,301,544	47.13%
Repurchase Agreements	790,000,000	14.28
Commercial Paper	719,448,835	13.00
Certificates of Deposit	609,982,495	11.03
Time Deposits	556,906,000	10.07
Medium-Term Notes	237,734,269	4.30
Other Net Assets	10,452,681	0.19

TOTAL	$5,530,825,824	100.00%

Prime Money Market Master Portfolio

Security Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,839,591,235	38.74%
Commercial Paper	3,509,206,432	28.09
Repurchase Agreements	1,990,000,000	15.93
Certificates of Deposit	1,044,984,368	8.36
Time Deposits	917,605,000	7.34
Medium-Term Notes	180,063,107	1.44
Other Net Assets	12,710,286	0.10

TOTAL	$12,494,160,428	100.00%

Treasury Money Market Master Portfolio

Security Type	Value	% of Net Assets
Repurchase Agreements	$402,336	99.99%
Other Net Assets	19	0.01

TOTAL	$402,355	100.00%

These tables are not part of the financial statements.

30

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$—	$4,730,373,143	$10,491,450,142	$—
Repurchase agreements, at value and cost (Note 1)	449,192,000	790,000,000	1,990,000,000	402,336
Cash	1,969	865	218	—
Receivables:
Interest	28,511	10,451,816	12,710,068	19

NET ASSETS	$449,222,480	$5,530,825,824	$12,494,160,428	$402,355

The accompanying notes are an integral part of these financial statements. STATEMENTS OF OPERATIONS For the Year Ended December 31, 2004
	Government Money Market Master Portfolio (a)	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio (a)
NET INVESTMENT INCOME
Interest	$2,579,922	$78,280,001	$91,392,327	$2,435

Total investment income	2,579,922	78,280,001	91,392,327	2,435

EXPENSES (Note 2)
Investment advisory fees	133,897	5,385,266	5,883,934	134

Total expenses	133,897	5,385,266	5,883,934	134
Less investment advisory fees waived	(133,897)	(2,694,437)	(4,069,202)	(134)

Net expenses	—	2,690,829	1,814,732	—

Net investment income	2,579,922	75,589,172	89,577,595	2,435

REALIZED GAIN (LOSS)
Net realized gain (loss)	—	(3,023)	58,161	—

Net realized gain (loss)	—	(3,023)	58,161	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,579,922	$75,586,149	$89,635,756	$2,435

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio	Money Market Master Portfolio
	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,579,922	$75,589,172	$48,736,227
Net realized gain (loss)	—	(3,023)	120,352

Net increase in net assets resulting from operations	2,579,922	75,586,149	48,856,579

Interestholder transactions:
Contributions	448,400,000	27,939,964,264	13,745,249,528
Withdrawals	(1,757,442)	(27,213,733,782)	(12,953,858,697)

Net increase in net assets resulting from interestholder transactions	446,642,558	726,230,482	791,390,831

Increase in net assets	449,222,480	801,816,631	840,247,410

NET ASSETS:
Beginning of period	—	4,729,009,193	3,888,761,783

End of period	$449,222,480	$5,530,825,824	$4,729,009,193

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2004	For the period April 16, 2003 (a) to December 31, 2003	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$89,577,595	$19,176,978	$2,435
Net realized gain	58,161	28,455	—

Net increase in net assets resulting from operations	89,635,756	19,205,433	2,435

Interestholder transactions:
Contributions	29,953,898,444	10,692,540,114	400,000
Withdrawals	(21,667,004,697)	(6,594,114,622)	(80)

Net increase in net assets resulting from interestholder transactions	8,286,893,747	4,098,425,492	399,920

Increase in net assets	8,376,529,503	4,117,630,925	402,355

NET ASSETS:
Beginning of period	4,117,630,925	—	—

End of period	$12,494,160,428	$4,117,630,925	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios each commenced operations on September 1, 2004.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends, and gains or losses will be treated as assets and interest, dividends, and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by

33

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the Master Portfolios’ costs of investments for federal income tax purposes was the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios as of December 31, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party	5.50 - 6.00% 2.88 - 5.96 3.39 - 7.72 2.83 - 7.66	08/01/34 - 11/01/34 02/01/25 - 06/01/42 12/01/18 - 01/01/35 06/01/07 - 06/01/44	$114,543,960 114,545,783 114,544,588 114,544,197

Money Market	Banc of America Securities LLC Tri-Party Bank of America N.A. Tri-Party Credit Suisse First Boston Tri-Party Goldman Sachs Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party Merrill Lynch Tri-Party	6.00 5.50 4.22 - 5.90 5.50 3.55 - 6.57 2.75 - 8.50 3.13 - 4.12	08/01/34 09/01/34 07/01/31 - 10/01/34 09/01/34 05/01/22 - 08/01/35 12/01/08 - 08/01/36 08/01/22 - 08/01/40	40,800,000 510,000,000 40,803,127 51,000,001 40,804,080 81,603,127 40,798,360

Prime Money Market	Banc of America Securities LLC Tri-Party Bank of America N.A. Tri-Party Credit Suisse First Boston Tri-Party Goldman Sachs Tri-Party JP Morgan Chase & Co. Tri-Party Merrill Lynch Tri-Party Morgan Stanley Tri-Party	5.50 5.50 3.75 - 4.25 4.21 - 4.37 2.88 - 6.41 3.13 - 6.14 3.27 - 6.00	05/01/34 09/01/34 07/01/33 - 02/01/34 11/01/33 - 04/01/34 11/01/17 - 08/01/44 09/01/17 - 08/01/40 10/01/24 - 11/01/34	40,800,001 1,020,000,001 40,802,277 30,600,001 40,800,714 40,797,498 827,455,733

Treasury Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party	3.25 7.50 8.00 2.25	01/15/09 11/15/16 11/15/21 02/15/07	103,579 109,006 103,082 104,051

34

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGFA waived investment advisory fees of $133,897, $2,694,437, $4,069,202, and $134 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended Dec. 31, 2004		Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000
Government Money Market
Ratio of expenses to average net assets(c)	0.00	%(d)	n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(c)	0.10	%(d)	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	1.93	%(d)	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(c)	1.83	%(d)	n/a	n/a	n/a	n/a
Total return	0.64	%(a)(d)	n/a	n/a	n/a	n/a
Money Market
Ratio of expenses to average net assets	0.05%		0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.40%		1.15%	1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees	1.35%		n/a	n/a	n/a	n/a
Total return	1.39%		1.16%	1.84%	4.23%	6.52%

35

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended Dec. 31, 2004		Year Ended Dec. 31, 2003		Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000
Prime Money Market
Ratio of expenses to average net assets(c)	0.03%		0.03	%(b)	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(c)	0.10%		0.10	%(b)	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	1.52%		1.12	%(b)	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(c)	1.45%		1.05	%(b)	n/a	n/a	n/a
Total return	1.40%		0.80	%(a)(b)	n/a	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(c)	0.00	%(d)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(c)	0.10	%(d)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	1.82	%(d)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(c)	1.72	%(d)	n/a		n/a	n/a	n/a
Total return	0.61	%(a)(d)	n/a		n/a	n/a	n/a

(a)	Not annualized.
(b)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(c)	Annualized for periods less than one year.
(d)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2004, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented after December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Money Market Master Portfolio for the period ended December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

37

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

38

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov. Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 will be available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF AR MM1204

Item 2. Code of Ethics.

As of December 31, 2004, Barclays Global Investors Funds (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended December 31, 2004, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Mary G. F. Bitterman, Richard K. Lyons and Leo Soong, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $93,500 for the year ended December 31, 2003 and $109,200 for the year ended December 31, 2004.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended December 31, 2003 and December 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $53,350 for the year ended December 31, 2003 and $62,160 for the year ended December 31, 2004.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended December 31, 2003 and 2004 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2004 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years, were $615,482 for the year ended December 31, 2003 and $643,692 for the year ended December 31, 2004.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: March 4, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: March 4, 2005